As filed with the Securities and Exchange Commission on February 1, 2023.

Registration Nos. 333-185329
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 25	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 581 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
O on _______, pursuant to paragraph (b) of Rule 485
X 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC ODYSSEY®  STATUTORY PROSPECTUS MAY 1, 2023

(Offered on and after October 1, 2013)

Pacific Odyssey is an individual flexible premium deferred variable annuity contract issued by Pacific Life & Annuity Company (“PL&A”) through Separate Account A of PL&A. The contracts offer various optional living and death benefit riders for an additional cost. The living benefit riders may have requirements such as the age that the Owner must be before the benefits become payable and other terms. Work with your financial professional to determine which benefits are best suited to your financial needs. See the Optional Living Benefit Riders section for more information.

In this Statutory Prospectus (“Prospectus”), you and your mean the Contract Owner or Policyholder. Pacific Life & Annuity, PL&A, we, us and our refer to Pacific Life & Annuity Company. Pacific Life, PL and administrator means Pacific Life Insurance Company. Contract means a Pacific Odyssey variable annuity contract, unless we state otherwise.

You should be aware that the Securities and Exchange Commission (“SEC”) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

You may cancel your Contract within 10 days of receiving it without paying fees or penalties. If you are replacing another annuity contract or life insurance policy, the cancellation period ends 60 calendar days after your receive your Contract. Upon cancellation, you will receive a refund of your Contract value, based on the next determined Accumulated Unit Value after we receive your Contract, plus any refund of any amount deducted as Contract fees, charges, or any taxes. You should review the prospectus, or consult with your financial professional for additional information about the specific cancellation terms that apply.

This Contract is not available in all states. This Prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Contract. This Contract is subject to availability, is offered at our discretion, and may be discontinued for purchase at any time. The Contract is described in detail in this Prospectus and its SAI. A Fund is described in its Prospectus and its SAI. No one has the right to describe the Contract or a Fund any differently than they have been described in these documents.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. PL&A, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. It’s not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in a Contract involves risk, including possible loss of principal.

Where To Go For More Information Back Cover

SPECIAL TERMS

Some of the terms we’ve used in this Prospectus may be new to you. We’ve identified them in the Prospectus by capitalizing the first letter of each word. You will find an explanation of what they mean below.

If you have any questions, please ask your financial professional or call us at (800) 748-6907.

Account Value – The amount of your Contract Value allocated to a specified Variable Investment Option.

Annuitant – A person on whose life annuity payments may be determined. An Annuitant’s life may also be used to determine certain increases in death benefits, and to determine the Annuity Date. A Contract may name a single (“sole”) Annuitant or two (“Joint”) Annuitants, and may also name a “Contingent” Annuitant. If you name Joint Annuitants or a Contingent Annuitant, “the Annuitant” means the sole surviving Annuitant, unless otherwise stated.

Annuity Date – The date specified in your Contract, or the date you later elect, if any, for the start of annuity payments if the Annuitant (or Joint Annuitants) is (or are) still living and your Contract is in force; or if earlier, the date that annuity payments actually begin. The maximum annuity date is dated in your Contract and is the latest date we will begin paying you an annuity income.

Annuity Option – Any one of the income options available for a series of payments after your Annuity Date.

Beneficiary – A person who may have a right to receive the death benefit payable upon the death of the Annuitant or a Contract Owner prior to the Annuity Date, or may have a right to receive remaining guaranteed annuity payments, if any, if the Annuitant dies after the Annuity Date.

Business Day – Any day on which the value of an amount invested in a Variable Investment Option is required to be determined, which currently includes each day that the New York Stock Exchange is open for trading, an applicable underlying Fund is open for trading, and our administrative offices are open. The New York Stock Exchange and our administrative offices are closed on weekends and on the following holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day, and the Friday before New Year’s Day, July Fourth or Christmas Day if that holiday falls on a Saturday, the Monday following New Year’s Day, July Fourth or Christmas Day if that holiday falls on a Sunday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. An underlying Fund may be closed when other federal holidays are observed such as Columbus Day and Veterans Day. See the underlying Fund prospectus. In this Prospectus, “day” or “date” means Business Day unless otherwise specified. If any transaction or event called for under a Contract is scheduled to occur on a day that is not a Business Day, such transaction or event will be deemed to occur on the next following Business Day unless otherwise specified. Any systematic pre-authorized transaction scheduled to occur on December 30 or December 31 where that day is not a Business Day will be deemed an order for the last Business Day of the calendar year and will be calculated using the applicable Subaccount Unit Value at the close of that Business Day. Special circumstances such as leap years and months with fewer than 31 days are discussed in the Corresponding Dates section of the SAI.

Code – The Internal Revenue Code of 1986, as amended.

Contingent Annuitant – A person, if named in your Contract, who will become your sole surviving Annuitant if your existing sole Annuitant should die before your Annuity Date.

Contingent Owner – A person, if named in your Contract, who will succeed to the rights as a Contract Owner of your Contract if all named Contract Owners die before your Annuity Date.

Contract Anniversary – The same date, in each subsequent year, as your Contract Date.

Contract Date – The date we issue your Contract. Contract Years, Contract Anniversaries, Contract Semi-Annual Periods, Contract Quarters and Contract Months are measured from this date.

Contract Debt – As of the end of any given Business Day, the principal amount you have outstanding on any loan under your Contract, plus any accrued and unpaid interest. Loans are only available on certain Qualified Contracts.

Contract Owner, Owner, Policyholder, you, or your – Generally, a person who purchases a Contract and makes the Investments. A Contract Owner has all rights in the Contract, including the right to make withdrawals, designate and change beneficiaries, transfer amounts among Investment Options, and designate an Annuity Option. If your Contract names Joint Owners, both Joint Owners are Contract Owners and share all such rights.

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, and any Loan Account Value.

Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.

Earnings – As of the end of any Business Day, your Earnings equal your Contract Value less your aggregate Purchase Payments, which are reduced by withdrawals of prior Investments.

Fund – One of the underlying funds offered by a registered open-end management investment company as Variable Investment Options under the Contract.

General Account – Our General Account consists of all of our assets other than those assets allocated to Separate Account A or to any of our other separate accounts.

In Proper Form – This is the standard we apply when we determine whether an instruction is satisfactory to us. An instruction (in writing or by other means that we accept (e.g. via telephone or electronic submission)) is considered to be in proper form if it is received at our Service Center in a manner that is satisfactory to us, such that is sufficiently complete and clear so that we do not have to exercise any discretion to follow the instruction, including any information and supporting legal documentation necessary to effect the transaction. Any forms that we provide will identify any necessary supporting documentation. We may, in our sole discretion, determine whether any particular transaction request is in proper form, and we reserve the right to change or waive any in proper form requirements at any time.

Investment (“Purchase Payment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Investment Option – A Variable Investment Option or any other Investment Option added to the Contract by Rider or Endorsement.

Joint Annuitant – If your Contract is a Non-Qualified Contract, you may name two Annuitants, called “Joint Annuitants,” in your application for your Contract. Special restrictions may apply for Qualified Contracts.

Loan Account – The account in which the amount equal to the principal amount of a loan and any interest accrued is held to secure any Contract Debt.

Loan Account Value – The amount, including any interest accrued, held in the Loan Account to secure any Contract Debt.

Net Contract Value – Your Contract Value less Contract Debt.

Non-Natural Owner – A corporation, trust or other entity that is not a (natural) person.

Non-Qualified Contract – A Contract other than a Qualified Contract.

Policyholder – The Contract Owner.

Primary Annuitant – The individual that is named in your Contract, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

Purchase Payment (“Investment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Qualified Contract – A Contract that qualifies under the Code as an individual retirement annuity or account (IRA), or form thereof, or a Contract purchased by a Qualified Plan, qualifying for special tax treatment under the Code.

Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

SEC – Securities and Exchange Commission.

Separate Account A (the “Separate Account”) – A separate account of ours registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Subaccount – An investment division of the Separate Account. Each Subaccount invests its assets in shares of a corresponding Fund.

Subaccount Annuity Unit – Subaccount Annuity Units (or “Annuity Units”) are used to measure variation in variable annuity payments. To the extent you elect to convert all or some of your Contract Value into variable annuity payments, the amount of each annuity payment (after the first payment) will vary with the value and number of Annuity Units in each Subaccount attributed to any variable annuity payments. At annuitization (after any applicable premium taxes and/or other taxes are paid), the amount annuitized to a variable annuity determines the amount of your first variable annuity payment and the number of Annuity Units credited to your annuity in each Subaccount. The value of Subaccount Annuity Units, like the value of Subaccount Units, is expected to fluctuate daily, as described in the definition of Unit Value.

Subaccount Unit – Before your Annuity Date, each time you allocate an amount to a Subaccount, your Contract is credited with a number of Subaccount Units in that Subaccount. These Units are used for accounting purposes to measure your Account Value in that Subaccount. The value of Subaccount Units is expected to fluctuate daily, as described in the definition of Unit Value.

Unit Value – The value of a Subaccount Unit (“Subaccount Unit Value”) or Subaccount Annuity Unit (“Subaccount Annuity Unit Value”). Unit Value of any Subaccount is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Fund in which the Subaccount invests its assets. Fluctuations also reflect charges against the Separate Account. Changes in Subaccount Annuity Unit Values also reflect an additional factor that adjusts Subaccount Annuity Unit Values to offset our Annuity Option Table’s implicit assumption of an annual investment return of 4%. The effect of this assumed investment return is explained in detail in the Variable Annuity Payment Amounts section of the SAI. Unit Value of a Subaccount Unit or Subaccount Annuity Unit on any Business Day is measured as of the close of the New York Stock Exchange on that Business Day, which usually closes at 4:00 p.m., Eastern time, although it occasionally closes earlier.

Variable Account Value – The aggregate amount of your Contract Value allocated to all Subaccounts.

Variable Investment Option – A Fund available under this Contract that is part of the Separate Account.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There are no withdrawal charges.			Fee Tables
Transaction Charges	There are no transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions – Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.40%[1]
	2. Investment Options (Fund fees and expenses)	[ ]%[2]	[ ]%[2]
	3. Optional Benefits (for a single option, if elected)	0.20%[3]	3.50%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $[ ]	Highest Annual Cost: $[ ]

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Base (depending on the optional living benefit selected), and average daily Variable Account Value (for an optional death benefit).

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks

RISKS	LOCATION IN PROSPECTUS
of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract
Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Appendix: Funds Available Under the Contract
Optional Benefits

Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Death Benefits Death Benefit Riders Living Benefit Riders Appendix: Funds Available Under the Contract

TAXES	LOCATION IN PROSPECTUS

Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in

Federal Tax Issues Principal Risks of Investing in

TAXES	LOCATION IN PROSPECTUS

addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

the Contract – Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements
Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

OVERVIEW OF THE CONTRACT

Purpose

The Contract is designed for long-term financial planning. This Contract may be appropriate for you if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, a death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you.

Phases of the Contract

This Contract has two phases, the accumulation (savings) phase and the annuitization (income) phase. The accumulation phase begins on your Contract Date and continues until your Annuity Date. During this phase, you can put money into your Contract and earnings accumulate on a tax-deferred basis. When you put money into your Contract, you can invest in Funds that have their own investment objectives, strategies, risks, and expenses.

A list of Funds currently available is provided in an appendix. See APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The annuitization (income) phase occurs when you annuitize your Contract and turn your Contract into a stream of income payments over a fixed period or for life. You can choose fixed or variable payments, or a combination of both. For variable payments, the payment amount will vary based on the performance of the Funds you choose. When you annuitize, you will be unable to make withdrawals and death benefits and living benefits will terminate.

Contract Features

Accessing your Money. Before you annuitize, you can withdraw money from your Contract. There are no withdrawal charges associated with the Contract. However, if you take a withdrawal, you may have to pay income taxes, including a 10% federal tax penalty if you are younger than age 59½.

Loans. Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may have only one loan outstanding at any time. The minimum loan amount is $1,000, subject to certain state limitations. The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. Therefore, the net amount of interest you will pay on your loan will be 2% annually. See the Benefits Available Under the Contract section and Qualified Contract - General Rules section for more information

Tax Treatment. You may transfer among the Funds without paying any current income tax and any earnings are generally tax-deferred. You are taxed when you make a withdrawal or surrender your Contract, receive an income payment from the Contract, or upon payment of a death benefit.

Death Benefits. The Contract provides a death benefit payout, at no additional cost, to your Beneficiaries during the accumulation phase. The Death Benefit Amount for the standard death benefit is the greater of the Contract Value or the Total Adjusted Purchase Payments. For an additional cost, you may purchase an optional death benefit, which can increase the amount of money payable to your Beneficiaries. The riders that are currently available are:

● Stepped-Up Death Benefit

For more information, restrictions, and when you may purchase death benefit riders, see the BENEFITS AVAILABLE UNDER THE CONTRACT and Optional Death Benefit Riders sections.

Living Benefits. You may purchase an optional guaranteed minimum withdrawal benefit and guaranteed minimum accumulation benefit riders, for an additional cost. The guaranteed minimum withdrawal benefit riders focus on providing an income stream for life through withdrawals during the accumulation phase beginning at the age for lifetime withdrawals specified by the rider, if certain conditions are met. The guaranteed minimum accumulation benefit riders focus on providing principal protection, if certain conditions are met. The riders that are currently available are:

● Future Income Generator (Single and Joint)

● Enhanced Income Select 2 (Single and Joint)

● CoreIncome Advantage Select (Single and Joint)

● Protected Investment Benefit 5 and 10 Year Options

● Investment Guard – 5-Year (10% Protected Percentage), 7-Year (10% or 15% Protected Percentage), and 10-Year (10%, 15%, or 20% Protected Percentage) Options

For more information, restrictions, and when you may purchase available riders, see the BENEFITS AVAILABLE UNDER THE CONTRACT, Optional Living Benefit Riders, and APPENDIX: OPTIONAL RIDER NOT AVAILABLE FOR PURCHASE sections.

Additional Services. You can have only one dollar cost averaging or earnings sweep program in effect at one time. See the Benefits Available Under the Rider and Systematic Transfer Options sections for more information and restrictions.

● Dollar Cost Averaging. Allows you to transfer between Variable Investment Options in a series of regular purchases instead of in a single purchase.

● Portfolio Rebalancing. Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify, can be rebalanced on a quarterly, semi-annual, or annual basis.

● Earnings Sweep. Allows you to make automatic periodic transfers of your earnings from the Fidelity VIP Government Money Market Fund to one or more other Funds.

Advisory Fee Withdrawals. Withdrawals may be made from the Contract to pay for advisory fees to your financial professional. Withdrawals from your Contract to pay advisory fees (regardless of percentage or amount withdrawn) reduce the Contract Value by the withdrawal amount. These withdrawals will immediately reduce the death benefit amount under your Contract and may impact the benefits provided by an optional death benefit rider and/or an optional living benefit rider. The withdrawals may also be subject to federal and state income taxes and a 10% federal tax penalty.

If you have any questions about the benefits or services that apply to your Contract, review your most recent Contract statement or contact your financial professional for more information.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from, the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required optional benefit, as shown below.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1,2]	0.30%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Future Income Generator (Single)[3]	2.50%
Future Income Generator (Joint)[3]	2.75%
Enhanced Income Select 2 (Single)[3]	2.50%
Enhanced Income Select 2 (Joint)[3]	2.75%
Core Protect Plus (Single)	2.50%
Core Protect Plus (Joint)	2.75%
Enhanced Income Select (Single)	2.25%
Enhanced Income Select (Joint)	2.75%
CoreIncome Advantage 4 Select (Single)	1.00%
CoreIncome Advantage 4 Select (Joint)	1.50%
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Income Access Select	2.75%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Guaranteed Protected Amount)
Guaranteed Protection Advantage 3 Select	2.25%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)
Protected Investment Benefit (5 Year Option)	2.50%
Protected Investment Benefit (10 Year Option)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)	[3.50]%
Investment Guard (7-Year Option)	[3.50]%
Investment Guard (10-Year Option)	[3.50]%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Stepped-Up Death Benefit	0.20%
Loan Expenses
Loan Interest Rate (net)[4]	2.00%

1 If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

2This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

3The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

4As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	[ ]%	[ ]%

Examples

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss

You can lose money by investing in this Contract, including loss of principal. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Unsuitable as Short-Term Savings Vehicle

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Withdrawal Risks

This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

Risks Associated with Variable Investment Options

You should consider the Contract’s investment and income benefits, as well as its costs. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. You can lose money by investing in the Contract, including loss of principal. You bear the risk of any Investment Options you choose. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives.

If you choose an optional living benefit rider, you must follow the investment allocation requirements for the rider during the entire time that you own the rider. Owning an optional living benefit rider may limit the Investment Options available to you and failure to follow the investment allocation requirements may result in a failure to receive the benefits under the rider. The allowable Investment Options seek to minimize risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations , guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows you to transfer between Variable Investment Options in a series of regular purchases instead of in a single purchase which allows you to average the purchase prices over time, and may permit a “smoothing” of abrupt peaks and drops in price.

		No Charge	● Amounts can only be transferred to one or more Variable Investment Options. ● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date.
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge	● Rebalancing can be made quarterly, semi-annually, or annually. ● Only available prior to the Annuity Date. ● Only Variable Investment Options are available for rebalancing.
Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

Death Benefit Amount	Provides a death benefit equal to the greater of the Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

● Poor investment performance could reduce the death benefit amount.

● Withdrawals will reduce the death benefit amount and adjust the total amount of Purchase Payments on a pro rata basis. The reduction may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
amount you can withdraw in future years.

● requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused annual allowable annual withdrawal amount from the prior Contract Year may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount from the prior Contract Year may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may adversely affect the benefits provided, including the ability to receive lifetime withdrawals under the rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
● May not voluntarily terminate the rider. ● Benefit and benefit charges terminate upon annuitization.
Core Protect Plus (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Core Protect Plus (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● On or after age 65, Lifetime withdrawals are available once the benefit balance is reduced to zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Enhanced Income Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.25% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Enhanced Income Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65.

● Taking a withdrawal before 65 or a withdrawal that exceeds the annual withdrawal amount after 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary.

● Owners/Annuitants must be the Designated Lives, and youngest Designated Life must be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Loans are not allowed while rider is in effect.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal that exceeds the annual withdrawal amount after the youngest Designated Life is age 65 may adversely affect the benefits provided, including failure to receive lifetime withdrawals under the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● terminate upon annuitization.

CoreIncome Advantage 4 Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.00% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

CoreIncome Advantage 4 Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Income Access Select

This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements.

● Withdrawal amounts that are greater than what is allowed on an annual basis may adversely affect the benefits provided.

Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

● Purchased at, or within 60 days, of contract issue date.

● Age of the Owner and Annuitant on the date of purchase is 85 or younger.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Amount protected is 90% of Purchase Payments made during

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (10 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.50% (as a percentage of Charge Base)

● Purchased at, or within 60 days, of contract issue date.

● Age of the Owner and Annuitant on the date of purchase is 80 or younger.

● The rider’s effective date is at least 10 years before your selected Annuity Date.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Additional Purchase Payments made after the first year of a term will not be included in the amount protected. Such payments will increase the Contract Value and may reduce the benefit provided.

● Must follow investment allocation requirements which limit the number of allowable Funds.

● There is a chance at the end of a term, no additional amount will be added to the Contract Value.

Investment Guard (5-Year Option) – 10% Protected Percentage	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	[3.50]% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Protected Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Protected Percentage or 15% Protected Percentage	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	[3.50]% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Protected Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Protected Percentage, 15% Protected Percentage, or 20% Protected Percentage	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	[3.50]% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Protected Percentage during the Term of the rider.

● Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization.

Guaranteed Protection Advantage 3 Select	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.25% (as a percentage of Guaranteed Protection Amount)

● No longer available for purchase.

● Must follow investment allocation requirements.

● You may only have one guaranteed minimum accumulation benefit in effect at the same time.

● The protected amount is only increased by additional purchase

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● payments made in the first year of a term; withdrawals will reduce the protected amount on a pro rata basis.

● Can step-up the protected amount starting on the third benefit anniversary.

● There is a chance that at the end of a term, no additional amount will be added to the Contract Value.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations
Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.

0.20% (as a percentage of average daily Variable Account Value)

● Available for purchase before your Contract is issued.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop once age 81 is reached.

● Must be 75 or younger on the Contract Date.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

YOUR INVESTMENT OPTIONS

Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your financial professional to help you choose the right Investment Options for your investment goals and risk tolerance.

You may choose among the different Variable Investment Options. However, if you choose an optional living benefit rider, you will be restricted to the Investment Options made available under each rider. You can find a complete list of the Variable Investment Options available under the Contract in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Your Variable Investment Options

We consider various factors when determining the Funds offered under this Contract. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, fund share class, and fund expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service fees (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ADDITIONAL INFORMATION – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

BUYING YOUR CONTRACT

How to Apply for Your Contract

To purchase a Contract, you must work with your financial professional to fill out an application and submit it along with your initial Purchase Payment to Pacific Life & Annuity Company at P.O. Box 2736, Omaha, Nebraska 68103-2736. In those instances when we receive electronic transmission of the information on the application from your financial professional’s broker-dealer firm and our administrative procedures with your broker-dealer so provide, we consider the application to be received on the Business Day we receive the transmission. If your application and Purchase Payment are complete when received, or once they have become complete, we will issue your Contract within 2 Business Days. If some information is missing from your application, we may delay issuing your Contract while we obtain the missing information. However, we will not hold your initial Purchase Payment for more than 5 Business Days without your permission. In any case, we will not hold your initial Purchase Payment after 20 Business Days.

You may also purchase a Contract by exchanging your existing annuity. Some financial professionals may have a financial incentive to offer you this Contract in place of the one you already own. You should only exchange your existing contract for this Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase this Contract rather than continue your existing contract. Call your financial professional or call us at (800) 748-6907 if you are interested in this option.

We reserve the right to reject any application or Purchase Payment for any reason, subject to any applicable nondiscrimination laws and to our own standards and guidelines. On your application, you must provide us with a valid U.S. tax identification number for federal, state, and local tax reporting purposes.

The maximum age of a Contract Owner/Annuitant, including Joint and Contingent Owners/Annuitants, for which a Contract will be issued is 85. The Contract Owner’s age is calculated as of his or her last birthday. If any Contract Owner or any sole Annuitant named in the application for a Contract dies and we are notified of the death before we issue the Contract, then we will return the amount we received. If we issue the Contract and are subsequently notified after issuance that the death occurred prior to issue, then the application for the Contract and/or any Contract issued will be deemed cancelled and a refund will be issued. The refund amount will be the Contract Value based upon the next determined Accumulated Unit Value (AUV) after we receive proof of death, In Proper Form, of the Contract Owner or Annuitant, plus a refund of any amount used to pay premium taxes and/or any other taxes, and minus the Contract Value attributable to any additional amount as described in CHARGES, FEES AND DEDUCTIONS – Waivers and Reduced Charges. Any refunded assets may be subject to probate.

Making Your Investments (“Purchase Payments”)

Making Your Initial Purchase Payment

Your initial Purchase Payment must be at least $25,000 for a Non-Qualified Contract or a Qualified Contract. Currently, we are not enforcing the minimum initial Purchase Payment on Qualified Contracts but we reserve the right to enforce the minimum initial Purchase Payment on Qualified Contracts in the future. We will provide at least a 30 calendar day prior notice before we enforce the minimum initial Purchase Payment on Qualified Contracts. For Non-Qualified Contracts, if the entire minimum initial Purchase Payment is not included when you submit your application, you must establish a pre-authorized investment program. A pre-authorized investment program allows you to pay the remainder of the required initial Purchase Payment in equal installments over the first Contract Year. Further requirements for the pre-authorized investment program are discussed in the Pre-Authorized Investment Request form.

We reserve the right to reject additional Purchase Payments. You must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. For purposes of this limit, the aggregate purchase payments are based on all contracts for which you are either owner and/or annuitant.

Making Additional Purchase Payments

If your Contract is Non-Qualified, you may choose to invest additional amounts in your Contract at any time. If your Contract is Qualified, the method of contribution and contribution limits may be restricted by the Qualified Plan or the Internal Revenue Code (“the Code”). Each additional Purchase Payment must be at least $250 for a Non-Qualified Contract and $50 for a Qualified Contract. Currently, we are not enforcing the minimum additional Purchase Payment amounts but we reserve the right to enforce the minimum additional Purchase Payment amounts in the future. We will provide at least a 30 calendar day prior notice before we enforce the minimum additional Purchase Payment amounts. Additional Purchase Payments will be allocated according to the instructions we have on file unless we receive specific allocation instructions.

If you purchase an optional rider, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any Rider, we may not accept subsequent Purchase Payments for your Contract and you will not be able to increase your Contract Value or increase any protected amounts under your optional living benefit rider by making additional Purchase Payments into your Contract. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders (for example, changes in current economic factors or general market conditions). If we decide to no longer accept Purchase Payments, we will provide at least 30 calendar days advance written notice.

Forms of Purchase Payment

Your initial and additional Purchase Payments may be sent by personal or bank check or by wire transfer. Purchase Payments must be made in a form acceptable to us before we can process it. Acceptable forms of Purchase Payments are:

● personal checks or cashier’s checks drawn on a U.S. bank,

● money orders and traveler’s checks in single denominations of more than $10,000 if they originate in a U.S. bank,

● third party payments when there is a clear connection of the third party to the underlying transaction, and

● wire transfers that originate in U.S. banks.

We will not accept Purchase Payments in the following forms:

● cash,

● credit cards or checks drawn against a credit card account,

● money orders or traveler’s checks in single denominations of $10,000 or less,

● starter checks,

● home equity checks,

● eChecks,

● cashier’s checks, money orders, traveler’s checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank,

● third party payments if there is not a clear connection of the third party to the underlying transaction, and

● wire transfers that originate from foreign bank accounts.

All unacceptable forms of Purchase Payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. Any unacceptable Purchase Payment inadvertently invested may be returned and the amount returned may be more or less than the amount submitted. If a Purchase Payment is made by check other than a cashier’s check, we may hold the check and the payment of any withdrawal proceeds and any refund during the “Right to Cancel” period may be delayed until we receive confirmation in our Service Center that your check has cleared. In general, a delay of the payment of withdrawal proceeds or any refund during the check hold period will not exceed ten Business Days after we receive your withdrawal or “Right to Cancel” request In Proper Form. We will calculate the value of your proceeds as of the end of the Business Day we received your withdrawal or “Right to Cancel” request In Proper Form.

HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED

Choosing Your Investment Options

You may allocate your Purchase Payments among any of the available Investment Options. If we do not receive instructions allocating your initial Purchase Payment, your application is not In Proper Form and we will not issue your Contract. Allocations of your initial Purchase Payment to the Investment Options you selected will be effective on your Contract Date. Each additional Purchase Payment will be allocated to the Investment Options according to your allocation instructions in your application, or most recent instructions, if any, subject to the terms described in WITHDRAWALS – Right to Cancel (“Free Look”). If you purchased an optional living benefit rider, you must allocate your entire Contract Value to the allowable Investment Options made available for these riders. We reserve the right to require that your allocation to any particular Investment Option must be at least $500. We also reserve the right (with prior written notice) to transfer any remaining Account Value that is not at least $500 to your other Investment Options on a pro rata basis relative to your most recent allocation instructions.

If your Contract is issued in exchange for another annuity contract or a life insurance policy, our administrative procedures may vary.

Investing in Variable Investment Options

Each time you allocate your Purchase Payment to a Variable Investment Option, your Contract is credited with a number of “Subaccount Units” in that Subaccount. The number of Subaccount Units credited is equal to the amount you have allocated to that Subaccount, divided by the “Unit Value” of one Unit of that Subaccount. Charges associated with any optional living benefit rider, transfers, and withdrawals will paid for through withdrawals of Subaccount Units.

Example: You allocate $600 to Subaccount A. At the end of the Business Day on which your allocation is effective, the value of one Unit in Subaccount A is $15. As a result, 40 Subaccount Units are credited to your Contract for your $600 ($600 / $15 = 40).

Your Variable Account Value Will Change

After we credit your Contract with Subaccount Units, the value of those Units will usually fluctuate. This means that, from time to time, your Purchase Payments allocated to the Variable Investment Options may be worth more or less than the original Purchase

Payments to which those amounts can be attributed. Fluctuations in Subaccount Unit Value will not change the number of Units credited to your Contract.

Subaccount Unit Values will vary in accordance with the investment performance of the corresponding Fund. For example, the value of Units in Subaccount A will change to reflect the performance of the corresponding Fund (including that Fund’s investment income, its capital gains and losses, and its expenses). Subaccount Unit Values are also adjusted to reflect the Administrative Fee, applicable Mortality and Expense Risk Charge imposed on the Separate Account, charges associated with any optional living benefit or death benefit riders, transfers, and withdrawals.

We calculate the value of all Subaccount Units on each Business Day.

Calculating Subaccount Unit Values

We calculate the Unit Value of the Subaccount Units in each Variable Investment Option at the close of the New York Stock Exchange which usually closes at 4:00 p.m. Eastern Time on each Business Day. At the end of each Business Day, the Unit Value for a Subaccount is equal to:

Y × Z

where   (Y) = the Unit Value for that Subaccount as of the end of the preceding Business Day; and

(Z) = the Net Investment Factor for that Subaccount for the period (a “valuation period”) between that Business Day and the immediately preceding Business Day.

The “Net Investment Factor” for a Subaccount for any valuation period is equal to:

(A ÷ B) - C

where  (A) = the “per share value of the assets” of that Subaccount as of the end of that valuation period, which is equal to: a + b + c

(a) = the net asset value per share of the corresponding Fund shares held by that Subaccount as of the end of that valuation period;

(b) = the per share amount of any dividend or capital gain distributions made by each Fund during that valuation period; and

(c) = any per share charge (a negative number) or credit (a positive number) for any income taxes and/or any other taxes or other amounts set aside during that valuation period as a reserve for any income and/or any other taxes which we determine to have resulted from the operations of the Subaccount or Contract, and/or any taxes attributable, directly or indirectly, to Purchase Payments;

(B) = the net asset value per share of the corresponding Fund shares held by the Subaccount as of the end of the preceding valuation period; and

(C) = a factor that assesses against the Subaccount net assets for each calendar day in the valuation period the Risk Charge plus the Administrative Fee and any applicable increase in the Risk Charge (see CHARGES, FEES AND DEDUCTIONS).

The Subaccount Unit Value may increase or decrease from one valuation period to another. For Subaccount Unit Values please go to www.PacificLife.com.

When Your Purchase Payment is Effective

Your initial Purchase Payment is effective on the Business Day we issue your Contract, which will not be later than 2 Business Days after we receive your initial Purchase Payment and Application In Proper Form. Any additional Purchase Payment is effective on the Business Day we receive it In Proper Form. See ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests.

The day your Purchase Payment is effective determines the Unit Value at which Subaccount Units are attributed to your Contract. In the case of transfers or withdrawals, the effective day determines the Unit Value at which affected Subaccount Units are debited and/or credited under your Contract. That Unit Value is the value of the Subaccount Units next calculated after your transaction is effective. Orders received In Proper Form before 4:00pm EST on a Business Day will receive the Unit Value for that day. Orders received In Proper Form after 4:00pm EST will receive the next Business Day’s Unit Value. Your Variable Account Value begins to reflect the investment performance results of your new allocations on the day after your transaction is effective.

Transfers and Market-timing Restrictions

Transfers

Transfers are allowed 30 calendar days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. We will provide at least a 30 calendar day prior notice before we enforce the 30 calendar day waiting period after the Contract Date. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option. If you purchased an optional living benefit rider, you may only transfer your Account Value to an allowable Investment Option made available for the riders or your rider will terminate. See the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT – Living Benefit Investment Allocation Requirements subsection.

● Transfers are limited to 25 for each calendar year. If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of the Account Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Investment Option prior to the start of the next calendar year.

● Only 2 transfers in any calendar month may involve any of the following Investment Options:

American Funds IS Capital Income Builder Fund	American Funds IS Capital World Bond Fund	American Funds IS Capital World Growth and Income Fund	American Funds IS Global Balanced Fund
American Funds IS Global Growth Fund	American Funds IS Global Small Capitalization Fund	American Funds IS International Fund	American Funds IS International Growth and Income Fund
American Funds IS New World Fund	BlackRock Global Allocation V.I. Fund	Fidelity® VIP FundsManager 60% Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Mutual Global Discovery VIP Fund	Invesco V.I. Balanced-Risk Allocation Fund	Delaware Ivy VIP Energy (formerly called Ivy VIP Energy)	MFS Total Return Series
MFS Utilities Series	Invesco V.I. Global Fund )	Invesco Oppenheimer V.I. International Growth Fund	State Street Total Return V.I.S. Fund
Templeton Global Bond VIP Fund

This restriction limits the number of transfers involving any single Investment Option. For example, if you transfer from the MFS Total Return Series to the MFS Utilities Series, that counts as one transfer for the calendar month. If you later transfer from the American Funds IS Global Growth Fund to the American Funds IS Capital World Bond Fund, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

● Only 2 transfers into or out of each of the following Investment Options may occur in any calendar month:

American Funds IS Asset Allocation Fund	American Funds IS Growth Fund	American Funds IS Growth-Income Fund	American Funds IS American High-Income Trust
American Funds IS Managed Risk Allocation Fund	American Funds IS The Bond Fund of America	American Funds IS U.S. Government Securities Fund	American Funds IS Washington Mutual Investors Fund
Lord Abbett Bond Debenture Portfolio	PIMCO CommodityRealReturn Strategy Portfolio	VanEck Global Resources Fund

This restriction limits the number of transfers involving any single Investment Option. For example, if you transfer from the American Funds IS Growth Fund to the American Funds IS The Bond Fund of America, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the American Funds IS Growth Fund to the American Funds IS Asset Allocation Fund, that would be the second transfer in the calendar month involving the American Funds IS Growth Fund and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

● Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Investment Option are excluded from this limitation.

For the purpose of applying the limitations, multiple transfers that occur on the same calendar day are considered 1 transfer. A transfer of Account Value from the Loan Account back into your Investment Options following a loan repayment is not considered a transfer under these limitations. Transfers that occur as a result of the dollar cost averaging program, the portfolio rebalancing program, the earnings sweep program, or approved corporate owned life insurance policy rebalancing programs are excluded from these limitations. Also, allocations of Purchase Payments are not subject to these limitations.

There are no exceptions to the above transfer limitations in the absence of an error, a substitution of Investment Options, reorganization of underlying Funds, or other extraordinary circumstances.

If we deny a transfer request, we will notify you or your financial professional immediately.

Transfer requests are generally effective on the Business Day we receive them In Proper Form, unless you request a systematic transfer program with a future date.

We have the right, at our option (unless otherwise required by law), to require certain minimums in the future in connection with transfers. These may include a minimum transfer amount and a minimum Account Value, if any, for the Investment Option from which the transfer is made or to which the transfer is made. If your transfer request results in your having a remaining Account Value in an Investment Option that is less than $500 immediately after such transfer, we may (with prior written notice) transfer that Account Value to your other Investment Options on a pro rata basis, relative to your most recent allocation instructions.

We reserve the right (unless otherwise required by law) to limit the size of transfers, to restrict transfers, to require that you submit any transfer requests in writing, to suspend transfers, and to impose further limits on the number and frequency of transfers you can make. We also reserve the right to reject any transfer request. Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all Contract Owners.

Market-timing Restrictions

The Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Contract. Such frequent trading can disrupt management of the underlying Funds and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the Funds. In the event transfer activity is found to be disruptive, certain future transactions by such Contract Owners, or by a financial professional or other party acting on behalf of one or more Contract Owners, will require preclearance. Frequent trading and large transactions that are disruptive to Fund management can have an adverse effect on Fund performance and therefore your Contract’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Contract Owners. While these issues can occur in connection with any of the underlying Funds, Funds holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, Funds holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the Funds.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Contract Owners. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable annuity and variable life insurance Contract Owners underlying funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such funds not sold in connection with our Contracts. In the event the Board of Trustees/Directors of any underlying fund imposes a redemption fee or trading (transfer) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Contract Owners. Such restrictions could include:

● not accepting transfer instructions from a financial professional acting on behalf of more than one Contract Owner, and

● not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

We further reserve the right to impose, with 30 calendar days advance written notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners; or to comply with any applicable federal and state laws, rules and regulations.

Exchanges of Annuity Units

Exchanges of Annuity Units in any Subaccount(s) to any other Subaccount(s) after the Annuity Date are limited to 4 in any 12-month period. For purposes of applying the limitations, multiple exchanges that occur on the same calendar day are considered 1 exchange. See THE CONTRACTS AND THE SEPARATE ACCOUNT section in the SAI.

Systematic Transfer Options

We offer 3 systematic transfer options: dollar cost averaging, portfolio rebalancing, and earnings sweep. There is no charge for these options and transfers under these options are not counted towards your total transfers in a calendar year. You can have only one dollar cost averaging or earnings sweep program in effect at one time.

Dollar Cost Averaging

Dollar cost averaging is a method in which you buy securities in a series of regular purchases instead of in a single purchase. This allows you to average the securities’ prices over time, and may permit a “smoothing” of abrupt peaks and drops in price. Prior to your Annuity Date, you may use dollar cost averaging to transfer amounts, over time, from any Investment Option with an Account Value of at least $5,000 to one or more Variable Investment Options. Each transfer must be for at least $250. Currently, we are not enforcing the minimum Account Value and/or transfer amounts but we reserve the right to enforce such minimum amounts in the future. Detailed information appears in the Systematic Transfer Programs—Dollar Cost Averaging subsection of the SAI. We will provide you at least 30 calendar days prior notice before we enforce the minimum Account Value and/or transfer amounts on dollar cost averaging purchases.

Portfolio Rebalancing

You may instruct us to maintain a specific balance of Variable Investment Options under your Contract (e.g. 30% in Subaccount A, 40% in Subaccount B, and 30% in Subaccount C). Periodically, we will “rebalance” your values in the elected Subaccounts to the percentages you have specified. Rebalancing may result in transferring amounts from a Subaccount earning a relatively higher return to one earning a relatively lower return. You may choose to have rebalances made quarterly, semi-annually or annually until your Annuity Date. Only Variable Investment Options are available for rebalancing. Detailed information appears in the Systematic Transfer Programs—Portfolio Rebalancing subsection of the SAI.

Earnings Sweep

You may instruct us to make automatic periodic transfers of your earnings from the Fidelity® VIP Government Money Market Subaccount to one or more Variable Investment Options (other than the Fidelity® VIP Government Money Market Subaccount). Detailed information appears in the Systematic Transfer Programs—Earnings Sweep subsection of the SAI.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We assess a charge against the assets of each Subaccount to compensate for certain mortality and expense risks that we assume under the Contract (the “Risk Charge”). The risk that an Annuitant will live longer (and therefore receive more annuity payments) than we predict through our actuarial calculations at the time the Contract is issued is “mortality risk.” We also bear mortality risk in connection with death benefit payable under the Contract. The risk that the expense charges and fees under the Contract and Separate Account are less than our actual administrative and operating expenses is called “expense risk.”

This Risk Charge is assessed and deducted daily at an annual rate equal to 0.15% of each Subaccount’s assets.

The Risk Charge will stop at the Annuity Date (the Risk Charge will be assessed on the Annuity Date then discontinue thereafter) if you select fixed annuity payments. The Risk Charge (excluding any increase for optional benefits) will continue after the Annuity Date if you choose variable annuity payments, even though we do not bear mortality risk if your Annuity Option is Period Certain Only.

We will realize a gain if the Risk Charge exceeds our actual cost of expenses and benefits, and will suffer a loss if such actual costs exceed the Risk Charge. Any gain will become part of our General Account. We may use it for any reason, including covering sales expenses on the Contracts.

We increase your Risk Charge if you purchase an Optional Death Benefit Rider. See Optional Death Benefit Rider Charges below.

Administrative Fee

We charge an Administrative Fee as compensation for costs we incur in operating the Separate Account, issuing and administering the Contracts, including processing applications and payments, and issuing reports to you and to regulatory authorities.

The Administrative Fee is assessed and deducted daily at an annual rate equal to 0.15% of the assets of each Subaccount. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%. This rate is guaranteed not to increase for the life of your Contract. A correlation will not necessarily exist between the actual administrative expenses attributable to a particular Contract and the Administrative Fee paid in respect of that particular Contract. The Administrative Fee will continue after the Annuity Date if you choose any variable payout option. We do not intend to realize a profit from this fee.

Optional Death Benefit Rider Charges

Increase in Risk Charge if an Optional Death Benefit Rider is Purchased

We increase your Risk Charge by an annual rate equal to 0.20% of each Subaccount’s assets if you purchase the Stepped-Up Death Benefit. The total Risk Charge annual rate will be 0.35% if the Stepped-Up Death Benefit is purchased. Any increase in your Risk Charge will not continue after the Annuity Date. See DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits.

Optional Rider Charges

The following disclosure applies to the Future Income Generator (Single and Joint) and the Enhanced Income Select 2 (Single and Joint) Riders.

If you purchase an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options (excluding the DCA Plus Fixed Option) on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The rider charge will be deducted while the rider remains in effect and when the rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary.

If your rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your rider terminates. The charge will be determined as of the day your rider terminates.

If your rider terminates as a result of the death of the Designated Life (all Designated Lives for a Joint Life Rider) or when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

Once your Contract Value is zero, the rider annual charge will no longer be deducted beginning the quarter after the Contract Value is zero. In addition, we will waive the rider charge for the quarter in which full annuitization of the Contract occurs and the rider annual charge will no longer be deducted.

The rider annual charge percentage in effect on the Rider Effective Date is guaranteed not to change once a rider is issued - even if an Automatic Reset or Owner-Elected Reset under the rider occurs. You will find the current annual charge percentage in the Rate Sheet Prospectus Supplement applicable to your Contract. You can find more information about Protected Payment Base and an Automatic Reset or Owner-Elected Reset for each applicable rider in the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus.

Annual Charge Percentage Table

Optional Living Benefit Rider	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage[1] is multiplied by the:	The Charge is deducted on each:
Future Income Generator (Single)	2.50%	Protected Payment Base[2]	Quarterly Rider Anniversary
Future Income Generator (Joint)	2.75%	Protected Payment Base[2]	Quarterly Rider Anniversary
Enhanced Income Select 2 (Single)	2.50%	Protected Payment Base[2]	Quarterly Rider Anniversary
Enhanced Income Select 2 (Joint)	2.75%	Protected Payment Base[2]	Quarterly Rider Anniversary

1 The quarterly charge is ¼ of the annual charge percentage multiplied by the Protected Payment Base.

2 The Protected Payment Base is defined in the Rider Terms subsection for each rider referenced above. See the OPTIONAL LIVING BENEFIT RIDERS section for each rider.

The following disclosure applies to the Core Protect Plus (Single and Joint) Riders.

If you purchased an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options (excluding the DCA Plus Fixed Option) on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary.

If your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates as a result of the death of the Designated Life (all Designated Lives for a Joint Life Rider) or when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

Once your Contract Value is zero, the Rider annual charge will no longer be deducted beginning the quarter after the Contract Value is zero. In addition, we will waive the Rider charge for the quarter in which full annuitization of the Contract occurs and the Rider annual charge will no longer be deducted.

The Rider annual charge percentage in effect on the Rider Effective Date will not change once issued - even if an Automatic Reset under the Rider occurs. You can find more information about Protected Payment Base and an Automatic Reset for each applicable Rider in the APPENDIX: OPTIONAL LIVING BENEFIT RIDERS NO LONGER AVAILABLE FOR PURCHASE.

Core Protect Plus (Single and Joint) is no longer available for purchase. See APPENDIX: OPTIONAL LIVING BENEFIT RIDERS NO LONGER AVAILABLE FOR PURCHASE.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Annual Charge Percentage Table

Optional Living Benefit Rider	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Core Protect Plus (Single)	2.50%	Protected Payment Base	Quarterly Rider Anniversary
Core Protect Plus (Joint)	2.75%	Protected Payment Base	Quarterly Rider Anniversary

The following disclosure applies to the optional Riders listed in the table below.

If you purchase an optional Rider listed in the table below, we will deduct an annual charge from your Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract. The applicable maximum annual charge percentage is based on the 10-Year Treasury Rate (the monthly average as published by the Federal Reserve which can be obtained at www.federalreserve.gov). Prior to purchase, speak with your Financial Professional or contact us directly for the current annual charge percentage in effect for a particular Rider.

	Maximum Annual Charge Percentage Under the Rider
Optional Living Benefit Rider	10-Year Treasury Rate Monthly Average Less than 2.00%	10-Year Treasury Rate Monthly Average 2.00% to 3.99%	10-Year Treasury Rate Monthly Average 4.00% or more	To determine the amount to be deducted, the percentage that applies to you is multiplied by the:	The Charge is deducted on each:
Enhanced Income Select (Single)[1]	2.25%	2.00%	1.50%	Protected Payment Base[3]	Quarterly Rider Anniversary
Enhanced Income Select (Joint)[1]	2.75%	2.50%	2.00%	Protected Payment Base[3]	Quarterly Rider Anniversary
CoreIncome Advantage Select (Single)	2.00%	1.50%	1.00%	Protected Payment Base[2]	Quarterly Rider Anniversary
CoreIncome Advantage Select (Joint)	2.50%	2.00%	1.50%	Protected Payment Base[2]	Quarterly Rider Anniversary
CoreIncome Advantage 4 Select (Single)	1.00%	0.75%	0.50%	Protected Payment Base[3]	Quarterly Rider Anniversary
CoreIncome Advantage 4 Select (Joint)	1.50%	1.25%	1.00%	Protected Payment Base[3]	Quarterly Rider Anniversary
Income Access Select	2.75%	2.25%	1.50%	Protected Payment Base[3]	Quarterly Rider Anniversary
GPA 3 Select	2.25%	2.00%	1.75%	Guaranteed Protection Amount[3]	Quarterly Rider Anniversary

1 Enhanced Income Select Riders. If there is a rider price increase, you can elect to opt out of the most recent price increase if the election is made within sixty (60) calendar days after your Contract Anniversary date. Such an election will result in a reduction or termination of certain features and benefits under the riders. You can find complete information on this opt out in the Opt-Out – Rider Price Changes subsection for the Enhanced Income Select Riders. See APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE.

2 Protected Payment Base or Guaranteed Protection Amount are defined, where applicable, in the Rider Terms subsection for each rider referenced above. See OPTIONAL LIVING BENEFIT RIDERS.

3 For Riders no longer available for purchase, the Protected Payment Base is defined, where applicable, in the Rider Terms subsection for each rider referenced above. See APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE.

Generally, as economic factors improve, the annual charge percentage may decrease and as economic factors decline, the annual charge percentage may increase. The annual charge will change based on current economic factors including interest rates and equity market volatility but is subject to the maximum annual charge percentage in the table above. We determine, at our sole discretion, whether a change in the current annual charge percentage will occur subject to the maximum annual charge percentage in the table above. This rider pricing structure is intended to help us provide the guarantees under the riders.

Every 3 months, generally on or about February 1, May 1, August 1 and November 1, we declare what the annual charge percentage will be for the following 3 month period (e.g. May through July). For example, when determining the annual charge percentage for May 1, we will use the 10-Year Treasury Rate monthly average for the month of March to see which maximum annual charge is in effect, and then determine, at our sole discretion, whether a change in the current annual charge percentage will occur. The annual charge percentage may be less than the applicable maximum annual charge percentage shown in the table above. See the hypothetical examples below.

If you purchase a rider, the charge is deducted every 3 months following your Rider Effective Date (“Quarterly Rider Anniversary”) and your initial annual charge percentage is guaranteed not to change until the 1st Contract Anniversary after the Rider Effective Date. The charge is deducted in arrears each Quarterly Rider Anniversary and will be deducted while the Rider remains in effect and when the Rider terminates.If on the Contract issue date the annual charge percentage has changed since the date you signed your application, you will receive the lower annual charge percentage in effect on the date you signed your application or the Contract issue date if we receive your application within 14 calendar days of signing and your initial Purchase Payment is received within 60 calendar days following receipt of your application.

Beginning on the 1st Contract Anniversary after the Rider Effective Date, and on any subsequent Contract Anniversary, we may change the annual charge percentage. The annual charge percentage may increase or decrease each Contract Anniversary. Any increase in the annual charge percentage will not exceed 0.50% from the previous Contract Year. The 0.50% limitation does not apply to any annual charge percentage decreases which could be more than 0.50%. If a change to your annual charge percentage is made, the new annual charge percentage will remain the same until your next Contract Anniversary. You will receive the applicable annual charge percentage in effect for new issues of the same rider, subject to the maximum annual charge and 0.50% increase limit.

Here are a few hypothetical examples using CoreIncome Advantage Select (Single) to help you understand how the annual charge percentage may change over time.

Example 1 – Purchasing a new Rider: The annual charge percentage in effect for February 1st is 1.15% and the 10-Year Treasury Rate is 2.10%. You purchase the Rider on March 15th (your Rider Effective Date). You will be charged 1.15% until your next Contract Anniversary.

Example 2 – Increase in annual charge percentage of less than 0.50% limit: The annual charge percentage in effect for February 1st of the current year is now 1.40% and the 10-year Treasury Rate is 1.90%. You purchased a Rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Your new annual charge percentage will be 1.40% until your next Contract Anniversary since that is the annual charge percentage in effect for new issues of the same Rider, 1.40% is less than the 2.00% maximum annual charge and your charge increased by less than 0.50%.

Example 3 – Increase in annual charge percentage subject to 0.50% limit: The annual charge percentage in effect for February 1st of the current year is now 1.80% and the 10-year Treasury Rate is 1.50%. You purchased a Rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Your new annual charge percentage will be 1.65% until your next Contract Anniversary because we cannot increase your annual charge by more than 0.50% from the previous Contract Year and 1.65% is less than the 2.00% maximum annual charge.

Example 4 – Decrease in annual charge percentage: The annual charge percentage in effect for February 1st of the current year is now 0.60% and the 10-year Treasury Rate is 3.10%. You purchased a Rider on March 15th and it is now your first Contract Anniversary after the Rider Effective Date. Your annual charge percentage was 1.15% for the first year. Using the table above, since the 10-Year Treasury Rate used is the “2.00% to 3.99%” breakpoint, the maximum annual charge percentage that may be declared is 1.50%. Your new annual charge percentage will be 0.60% until your next Contract Anniversary.

Should the 10-Year Treasury Rate no longer be available, we will substitute the 10-Year Treasury Rate (monthly average) with another measure for determining the annual Rider charge percentage. However, the maximum fee percentages in the table provided in your Rider will not change as long as your Rider remains in effect.

If your Rider terminates on a Quarterly Rider Anniversary (for reasons other than death), the entire charge for the prior quarter will be deducted on that Quarterly Rider Anniversary. If your Rider terminates prior to a Quarterly Rider Anniversary, a prorated charge will be deducted on the earlier of the day the Contract terminates or the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates as a result of the death of the Designated Life (all Designated Lives for a Joint Life Rider) or when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

Once your Contract Value is zero, the Rider annual charge will no longer be deducted beginning the quarter after the Contract Value is zero. In addition, we will waive the Rider charge for the quarter in which full annuitization of the Contract occurs and the Rider annual charge will no longer be deducted.

The following disclosure applies to the Protected Investment Benefit (5 Year Option and 10 Year Option) Riders.

If you purchase an optional rider listed in the table below, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary. Once the Rider is issued, your annual charge will not change as long as you own the Rider.

As provided below, if your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

We will waive the charge for the quarter in which full annuitization of the Contract occurs and the annual charge will no longer be deducted.

Annual Charge Percentage Table

Optional Living Benefit Rider[1]	Current Annual Charge Percentage	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Protected Investment Benefit (5 Year Option)	1.15%	2.50%	Charge Base[2]	Quarterly Rider Anniversary
Protected Investment Benefit (10 Year Option)	1.10%	2.50%	Charge Base[2]	Quarterly Rider Anniversary

1 The table above reflects the current and maximum annual charge percentages for each applicable rider. Your actual current annual charge percentage could be higher or lower than what is stated above. To confirm which annual charge percentage applies to your rider, speak with your financial professional or call us at (800) 748-6907to confirm the current rider charges that apply to you.

2 The Charge Base is the Contract Value at the start of a Term, plus any subsequent Purchase Payments received during the first year of a Term, less an adjustment for withdrawals (on a pro rata basis) made during the Term. The Contract Value on the Contract Date is equal to the initial Purchase Payment. See the Sample Calculations section in each Rider for numerical examples of how the Charge Base changes.

The following disclosure applies to the Investment Guard (5-Year, 7-Year, and 10-Year Option) Riders.

If you purchase an optional rider listed in the table below, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary. Once the Rider is issued, your annual charge will not change as long as you own the Rider.

As provided below, if your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

We will waive the charge for the quarter in which full annuitization of the Contract occurs and the annual charge will no longer be deducted.

Annual Charge Percentage Table

Optional Living Benefit Rider[1]	Current Annual Charge Percentage	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Investment Guard (5-Year Option) – 10% Protected Percentage	0.95%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (7-Year Option) – 10% Protected Percentage	0.60%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (7-Year Option) – 15% Protected Percentage	0.85%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (10-Year Option) – 10% Protected Percentage	0.40%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (10-Year Option) – 15% Protected Percentage	0.50%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (10-Year Option) – 20% Protected Percentage	0.70%	3.50%	Protected Base[2]	Quarterly Rider Anniversary

1 The table above reflects the current and maximum annual charge percentages for each applicable rider. Your actual current annual charge percentage could be higher or lower than what is stated above. To confirm which annual charge percentage applies to your rider, speak with your financial professional or call us at (800) 722-4448 to confirm the current rider charges that apply to you.

2 The Protected Base is the Contract Value at the start of a Term, plus any subsequent Purchase Payments received during the first year of a Term, less an adjustment for withdrawals (on a pro rata basis) made during the Term. The Contract Value on the Contract Date is equal to the initial Purchase Payment. See the Sample Calculations section in each Rider for numerical examples of how the Charge Base changes.

See Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge for the Stepped-Up Death Benefit charge information.

Premium Taxes

A tax may be imposed on your Purchase Payments (“premium tax”) at the time your Purchase Payment is made, at the time of a partial or full withdrawal, at the time any death benefit proceeds are paid, at annuitization or at such other time as taxes may be imposed. Currently, the state of New York does not impose premium taxes on the sale of this type of product. However, future changes in facts or state law may require premium tax charges. Premium tax is charged according to the rate determined by your state of residence at the time of annuitization and tax rates ranging from 0% to 3.5% are currently in effect, but may change in the future.

If we pay any premium taxes attributable to Purchase Payments, we will impose a similar charge against your Contract Value. We normally will charge you when you annuitize some or all of your Contract Value. We reserve the right to impose this charge for applicable premium taxes and/or other taxes when you make a full or partial withdrawal, at the time any death benefit proceeds are paid, or when those taxes are incurred. For these purposes, “premium taxes” include any state or local premium or retaliatory taxes and any federal, state or local income, excise, business or any other type of tax (or component thereof) measured by or based upon, directly or indirectly, the amount of Purchase Payments we have received. We currently base this charge on your Contract Value, but we reserve the right to base this charge on the transaction amount, the aggregate amount of Purchase Payments we receive under your Contract, or any other amount, that in our sole discretion we deem appropriately reimburses us for premium taxes paid on this Contract.

We may also charge the Separate Account or your Contract Value for taxes attributable to the Separate Account or the Contract, including income taxes attributable to the Separate Account or to our operations with respect to the Contract, or taxes attributable, directly or indirectly, to Purchase Payments. Any such charge deducted from the Contract Value will be deducted on a proportionate basis. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Investing in Variable Investment Options – Calculating Subaccount Unit Values to see how such charges are deducted from the Separate Account. Currently, we do not impose any such charges.

Waivers and Reduced Charges

We may agree to waive or reduce charges under our Contracts, in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Contract Owner(s), sales of large Contracts, sales of Contracts in connection with a group or sponsored arrangement or mass transactions over multiple Contracts.

In addition, we may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Contracts, or waive minimum Investment requirements for those Contracts sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, financial professionals and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). If such Contracts are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any broker/dealer and will bear the responsibility of determining whether a variable annuity, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Contract through PSD, must contact us directly with servicing questions, Contract changes and other matters relating to their Contracts.

We will only waive or reduce such charges or credit additional amounts on any Contract where expenses associated with the sale or distribution of the Contract and/or costs associated with administering and maintaining the Contract are reduced. Any additional amounts will be added to the Contract when we apply Purchase Payments. We reserve the right to terminate waiver, reduced charge and crediting programs at any time, including for issued Contracts.

With respect to additional amounts as described above, in most states you may not receive any amount credited if you return your Contract during the Free Look period as described under WITHDRAWALS – Right to Cancel (“Free Look”).

Fund Expenses

Your Variable Account Value reflects advisory fees, any service and distribution (12b-1) fees, and other expenses incurred by the various Funds, net of any applicable reductions and/or reimbursements. These fees and expenses are paid out of Fund assets and may vary. Each Fund is governed by its own Board of Trustees, and your Contract does not fix or specify the level of expenses of any Fund. A Fund’s fees and expenses are described in detail in the applicable Fund Prospectus and SAI.

Some Investment Options available to you are “fund of funds.” A fund of funds is a fund that invests in other funds in addition to other investments that the fund may make. Expenses of fund of funds Investment Options may be higher than non fund of funds Investment Options due to the two tiered level of expenses involving both the fund-of-fund’s fees and expenses as well as the proportional share of the fees and expenses of the underlying funds in which the fund-of-fund invests. See the Fund prospectuses for detailed fund expenses and other information before investing.

ANNUITIZATION

Selecting Your Annuitant

When you submit your Contract application, you must choose a sole Annuitant or Joint Annuitants. Once your Contract is issued, the sole Annuitant or Joint Annuitants cannot be changed. If you are buying a Qualified Contract, you must be the sole Annuitant. If you are buying a Non-Qualified Contract you may choose yourself and/or another person as Annuitant. If you do not have Joint Annuitants, you may choose a Contingent Annuitant. The Contingent Annuitant will not impact any Contract benefits, including death benefit proceeds, until becoming the sole surviving Annuitant. You will not be able to add or change a sole or Joint Annuitant after your Contract is issued. However, if you are buying a Qualified Contract, you may add a Joint Annuitant on the Annuity Date. You will be able to add or change a Contingent Annuitant until your Annuity Date or the death of your sole Annuitant or both Joint Annuitants, whichever occurs first. However, once your Contingent Annuitant has become the Annuitant under your Contract, no additional Contingent Annuitant may be named. No Annuitant (Primary, Joint or Contingent) may be named upon or after reaching his or her 86th birthday. We reserve the right to require proof of age or survival of the Annuitant(s).

Annuitization

Annuitization occurs on the Annuity Date when you convert your Contract from the accumulation phase to the annuitization (income) phase. You may choose both your Annuity Date and your Annuity Option. At the Annuity Date, you may elect to annuitize some or all of your Net Contract Value, less any applicable charge for premium taxes and/or other taxes, (the “Conversion Amount”), as long as such Conversion Amount annuitized is at least $2,000. We will send the annuity payments to the payee that you designate. You will not be able to distribute or withdraw any Contract Value amount after the Annuity Date unless you elect partial annuitization.

If you annuitize only a portion of this available Contract Value, you may have the remainder distributed, less any Contract Debt, any applicable charge for premium taxes and/or other taxes, and any optional Rider charge. This option of distribution may not be available for certain types of contracts. See WITHDRAWALS - Special Restrictions Under Qualified Plans and FEDERAL TAX ISSUES – IRAs and Qualified Plans. Any such distribution will be made to you in a single sum if the remaining Conversion Amount is less than $2,000 on your Annuity Date. Distributions under your Contract may have tax consequences. You should consult a qualified tax advisor for information on full or partial annuitization.

If you annuitize only a portion of your Net Contract Value on your Annuity Date, you may, at that time, elect not to have the remainder of your Contract Value distributed, but instead to continue your Contract with that remaining Contract Value (a “continuing Contract”). If this option is elected, you would then choose a second Annuity Date for your continuing Contract, and all references in this Prospectus to your “Annuity Date” would, in connection with your continuing Contract, be deemed to refer to that second Annuity Date. The second Annuity Date may not be later than the date specified in the Choosing Your Annuity Date section of this Prospectus. Partial annuitization may not be available, or may be available only for certain types of Contracts. You should be aware that some or all of the payments received before the second Annuity Date may be fully taxable. If you annuitize a portion of your Net Contract Value for a period certain of at least 10 years or for the life or life expectancy of the annuitant(s), the annuitized portion will be treated as a separate Contract for the purpose of determining the taxable amount of the payments. We recommend that you contact a qualified tax advisor for more information if you are interested in this option.

Distributions made due to a request for partial annuitization are treated as withdrawals for Contract purposes and may adversely affect living benefit and optional death benefit rider benefits. Work with your financial professional prior to requesting partial annuitization.

Choosing Your Annuity Date

You should choose your Annuity Date when you submit your application or we will apply a default Annuity Date to your Contract. You may change your Annuity Date by notifying us, In Proper Form, at least 10 Business Days prior to the earlier of your current Annuity Date or your new Annuity Date. Your Annuity Date cannot be earlier than your first Contract Anniversary. Adverse federal tax consequences may result if you choose an Annuity Date that is prior to an Owner’s attained age 59½. See FEDERAL TAX ISSUES -- Impact of Federal Income Taxes.

If you have a sole Annuitant, your Annuity Date cannot be later than the sole Annuitant’s 90th birthday. If you have Joint Annuitants, your Annuity Date cannot be later than your younger Joint Annuitant’s 90th birthday. Different requirements may apply as required by the Code. We may, at our sole discretion, allow you to extend your Annuity Date. We reserve the right, at any time, to not offer any extension to your Annuity Date regardless of whether we may have granted any extensions to you or to any others in the past. Some Broker/Dealers may not allow their clients to extend the Annuity Date beyond age 95.

If your Contract is a Qualified Contract, you may also be subject to additional restrictions. In order to meet the Code minimum distribution rules, your Required Minimum Distributions (RMDs) may begin earlier than your Annuity Date. For instance, under Section 401 of the Code (for Qualified Plans) and Section 408 of the Code (for IRAs), the entire interest under the Contract must be distributed to the Owner/Annuitant not later than the Owner/Annuitant’s Required Beginning Date (“RBD”), or distributions over the life of the Owner/Annuitant (or the Owner/Annuitant and his or her Beneficiary) must begin no later than the RBD. For more information see FEDERAL TAX ISSUES - Required Minimum Distributions.

Default Annuity Date and Options

If you have a Non-Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 90th birthday or your younger Joint Annuitant’s 90th birthday, whichever applies. If you have a Qualified Contract and you do not choose an Annuity Date when you submit your application, your Annuity Date will be your Annuitant’s 90th birthday. Certain Qualified Contracts may require distributions to occur at an earlier age.

If you have not specified an Annuity Option or do not instruct us otherwise, at your Annuity Date your Net Contract Value, less any charges for premium taxes and/or other taxes, will be annuitized (if this net amount is at least $2,000) and the net amount from your Variable Account Value will be converted into a variable-dollar annuity directed to the Subaccounts proportionate to your Account Value in each.

Additionally:

● If you have a Non-Qualified Contract, your default Annuity Option will be Life with a ten year Period Certain.

● If you have a Qualified Contract, your default Annuity Option will be Life with a five year Period Certain or a shorter period certain as may be required by federal regulation. If you are married, different requirements may apply. Please contact your plan administrator for further information, if applicable.

● If the net amount is less than $2,000, the entire amount will be distributed in one lump sum.

Choosing Your Annuity Option

You should carefully review the Annuity Options with a qualified tax advisor, and, for Qualified Contracts, reference should be made to the terms of the particular plan and the requirements of the Code for pertinent limitations regarding annuity payments, Required Minimum Distributions (“RMDs”), and other matters.

You may make 3 basic decisions about your annuity payments. First, you may choose whether you want those payments to be a fixed- dollar amount and/or a variable-dollar amount. Second, you may choose the form of annuity payments (see Annuity Options below). Third, you may decide how often you want annuity payments to be made (the “frequency” of the payments). You may not change these selections after the Annuity Date.

Fixed and Variable Payment Options

You may choose fixed annuity payments based on a fixed rate and the 1983a Annuity Mortality Table with the ages set back 10 years, variable annuity payments that vary with the investment results of the Subaccounts you select, or you may choose both, converting one portion of the net amount you annuitize into fixed annuity payments and another portion into variable annuity payments.

If you select fixed annuity payments, each periodic annuity payment received will be equal to the initial annuity payment, unless you select a Joint and Survivor Life annuity with reduced survivor payments when the Primary Annuitant dies. Any net amount you convert to fixed annuity payments will be held in our General Account.

If you select variable annuity payments, you may choose as many Variable Investment Options as you wish. The amount of the periodic annuity payments will vary with the investment results of the Variable Investment Options selected and may be more or less than a fixed payment option. After the Annuity Date, Annuity Units may be exchanged among available Variable Investment Options up to 4 times in any 12 month period. How your Contract converts into variable annuity payments is explained in more detail in THE CONTRACTS AND THE SEPARATE ACCOUNT section in the SAI. We reserve the right to limit the Subaccounts available, to change the number and frequency of exchanges and to change the number of Subaccounts you may choose. See ADDITIONAL INFORMATION – Changes to All Contracts section.

Annuity Options

Four Annuity Options are currently available under the Contract, although additional options may become available in the future. You may select either fixed or variable payment options. For other Annuity Options available through living benefit riders, see the LIVING BENEFIT RIDERS section and also see the Other Annuity Options section below.

1. Life Only. Periodic payments are made to the designated payee during the Annuitant’s lifetime. Payments stop when the Annuitant dies. Annuitization becomes effective when the first payment is processed. If the Annuitant dies prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If the Annuitant passes away after the first payment has processed, payments will cease and there would be no death benefit.

2. Life with Period Certain. Periodic payments are made to the designated payee during the Annuitant’s lifetime, with payments guaranteed for a specified period. You may choose to have payments guaranteed from 5 through 30 years (in full years only). The guaranteed period may be limited on Qualified Contracts to comply with required minimum distribution (RMD) regulations and this option may be restricted for certain Qualified Contracts or Qualified Plans. Annuitization becomes effective when the first payment is processed. If the Annuitant dies prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payments would be made. If the Annuitant dies after the first payment has processed, payments will continue for any remainder of the Period Certain time frame.

If a Life with Period Certain annuity option provides for payments of the same amount for different Periods Certain at some ages, we will assume that your selection was for the longest Period Certain available for your age.

3. Joint and Survivor Life. Periodic payments are made to the designated payee during the lifetime of the Primary Annuitant. After the death of the Primary Annuitant, periodic payments will continue to be made during the lifetime of the secondary Annuitant named in the election. You may choose to have the payments during the lifetime of the surviving secondary Annuitant equal 50%, 66 2/3% or 100% of the original amount payable during the lifetime of the Primary Annuitant (you must make this election when you choose your Annuity Option). If you elect a reduced payment based on the life of the secondary Annuitant, fixed annuity payments will be equal to 50% or 66 2/3% of the original fixed payment payable during the lifetime of the Primary Annuitant; variable annuity payments will be determined using 50% or 66 2/3%, as applicable, of the number of Annuity Units for each Subaccount credited to the Contract as of the date of death of the Primary Annuitant. Payments stop when both Annuitants have died. Annuitization becomes effective when the first payment is processed. If one or both Annuitants die prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If both Annuitants pass away after the first payment has processed, payments will cease and there would be no death benefit.

4. Period Certain Only. Periodic payments are made to the designated payee, guaranteed for a specified period. You may choose to have payments guaranteed from 5 through 30 years (in full years only). Additional guaranteed time periods may become available in the future. Before you annuitize your Contract, please contact us for additional guaranteed time period options that may be available. The guaranteed period may be limited on Qualified Contracts to comply with required minimum distribution (RMD) regulations and this option may be restricted for certain Qualified Contracts or Qualified Plans. Annuitization becomes effective when the first payment is processed. If the Annuitant dies prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payments would be made. If the Annuitant dies after the first payment has processed, payments will continue for any remainder of the Period Certain time frame.

Periodic payment amounts will differ based on the Annuity Option selected. Generally, the longer the possible payment period, the lower the payment amount.

Additionally, if variable payments are elected under Annuity Options 2 and 4 (Life with Period Certain and Period Certain Only, respectively), you may redeem all remaining guaranteed variable payments after the Annuity Date. Also, under Option 4, partial redemptions of remaining guaranteed variable payments after the Annuity Date are available. If you elect to redeem all remaining guaranteed variable payments in a single sum, we will not make any additional variable annuity payments during the remaining guaranteed period after the redemption. If Annuity Option 2 was elected and the Annuitant is alive at the end of the guaranteed period, annuity payments will resume until the Annuitant’s death. The amount available upon a full redemption would be the present value of any remaining guaranteed variable payments at the assumed investment return. Full or partial redemptions of remaining guaranteed variable payments are explained in more detail in the SAI under THE CONTRACTS AND THE SEPARATE ACCOUNT. If you have a Qualified Contract, there may be adverse tax implications if you elect to redeem any remaining variable payments in a single sum. Work with your tax advisor before making such an election.

If the Annuitant dies before the guaranteed payments under Annuity Options 2 and 4 are completed, we will pay the remainder of the guaranteed payments to the first person among the following who is (1) living; or (2) an entity or corporation entitled to receive the remainder of the guaranteed payments:

● the Owner;

● the Joint Owner;

● the Contingent Owner;

● the Beneficiary; or

● the Contingent Beneficiary.

If none are living (or if there is no entity or corporation entitled to receive the remainder of the guaranteed payments), we will pay the remainder of the guaranteed payments to the Owner’s estate.

If the Owner dies on or after the Annuity Date, but payments have not yet been completed, then distributions of the remaining amounts payable under the Contract must be made at least as rapidly as the method of distribution that was being used at the date of the Owner’s death. All of the Owner’s rights granted by the Contract will be assumed by the first among the following who is (1) living; or (2) an entity or corporation entitled to assume the Owner’s rights granted by the Contract:

● the Joint Owner;

● the Contingent Owner;

● the Beneficiary; or

● the Contingent Beneficiary.

If none are living (or if there is no entity or corporation entitled to assume the Owner’s rights granted by the Contract), all of the Owner’s rights granted by the Contract will be assumed by the Owner’s estate.

Beneficiary of Qualified Contracts

For Qualified Contracts, upon the death of the owner (annuitant if the contract is held as a custodial IRA), if there are any remaining guaranteed payments, we may shorten such payment period in order to ensure that payments to the beneficiary do not continue beyond the 10-year death distribution rule under IRC section 401(a)(9).  In such instances, we will use the present value of any remaining guaranteed payments to determine the amount and pay out the lump sum to the designated beneficiary. For fixed payments, the present value is determined using Moody’s Long-Term Corporate Bond Yield Averages less 0.75%. For variable payments, the present value is determined using the assumed investment return.

For Qualified Contracts, please refer to the Choosing Your Annuity Date section in this Prospectus for additional distribution requirements that may apply to these contracts. If your Contract was issued in connection with a qualified plan subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), your spouse’s consent may be required when you seek any distribution under your Contract, unless your Annuity Option is Joint and Survivor Life with survivor payments of at least 50%, and your spouse is your Joint Annuitant.

Other Annuity Options

Additional annuity payment options we currently offer are:

● Life with Cash Refund (fixed only). Periodic payments are made to the designated payee during the Annuitant’s lifetime. Annuitization becomes effective when the first payment is processed. If the Annuitant dies prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If the Annuitant dies after the Annuity Date and the total of all annuity payments received is less than the amount annuitized, an amount equal to the amount annuitized less the total annuity payments made, will be made in a single sum.

● Life with Installment Refund (fixed only). Periodic payments are made to the designated payee during the Annuitant’s lifetime. If the Annuitant dies after the Annuity Date but before the total of all annuity payments made equals or exceeds the amount annuitized, annuity payments will continue to be made until the total amount of annuity payments made equals the amount annuitized; the final annuity payment may be less than the periodic annuity payment. Annuitization becomes effective when the first payment is processed. If the Annuitant dies prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If the Annuitant dies and the total amount of annuity payments made is equal to or exceeds the amount annuitized, then no additional annuity payments will be made. This annuity option is not available for Qualified Contracts.

● Joint Life with Cash Refund (fixed only). Periodic payments are made to the designated payee during the lifetimes of the Primary Annuitant and Joint Annuitant. If both Annuitants die before the total of all annuity payments made equal the amount annuitized, an amount equal to the amount annuitized, less total annuity payments made under the Contract, will be made in a single sum. Annuitization becomes effective when the first payment is processed. If one or both Annuitants die prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If both Annuitants die and the total amount of annuity payments made under the Contract is equal to or exceeds the amount annuitized, then no additional lump sum or annuity payments will be paid. This option may be restricted for certain Qualified Contracts or Qualified Plans.

● Joint Life with Installment Refund (fixed only). Periodic Payments are made to the designate payee during the lifetimes of the Primary Annuitant and Joint Annuitant. If both Annuitants die before the total of all annuity payments made equals or exceeds the amount annuitized, annuity payments will continue to be made until the total amount of annuity payments made equals the amount annuitized; the final annuity payment may be less than the periodic annuity payment. Annuitization becomes effective when the first payment is processed. If one or both Annuitants die prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If both Annuitants die and the total amount of annuity payments made under the Contract is equal to or exceeds the amount annuitized, then no additional annuity payments will be paid. This annuity option is not available for Qualified Contracts.

● Joint Life with Period Certain (fixed or variable). Periodic payments are made to the designated payee during the Primary Annuitant’s lifetime, with payments guaranteed for a specified period. After the death of the Primary Annuitant, periodic payments will continue to be made during the lifetime of the secondary Annuitant named in the election or until the end of the period certain period, whichever is later. You may choose to have payments guaranteed from 5 through 30 years (in full years only). The guaranteed period may be limited on Qualified Contracts to comply with required minimum distribution (RMD) regulations and this option may be restricted for certain Qualified Contracts and Qualified Plans. Annuitization becomes effective when the first payment is processed. If one or both Annuitants die prior to the first payment the death benefit would be calculated as described under the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section of the Prospectus and no annuity payment would be made. If both Annuitants die after the first payment has been processed, payments will continue for any remainder of the Period Certain time frame.

We may discontinue offering any of the additional annuity options referenced above or add additional annuity options in the future. If we discontinue offering or add additional annuity options, we will amend this Prospectus to reflect any changes.

Your Annuity Payments

Frequency of Payments

You may choose to have annuity payments made monthly, quarterly, semi-annually, or annually. The variable payment amount will be determined in each period on the date corresponding to your Annuity Date, and payment will be made on the next Business Day.

Your initial annuity payment must be at least $20. Depending on the amount you annuitize, this requirement may limit your options regarding the period and/or frequency of annuity payments.

Amount of the First Payment

Your Contract contains tables that we use to determine the amount of the first annuity payment under your Contract, taking into consideration the annuitized portion of your Net Contract Value at the Annuity Date. This amount will vary, depending on the annuity period and payment frequency you select. This amount will be larger in the case of shorter Period Certain annuities and smaller for longer Period Certain annuities. Similarly, this amount will be greater for a Life Only annuity than for a Joint and Survivor Life annuity, because we will expect to make payments for a shorter period of time on a Life Only annuity. If you do not choose the Period Certain Only annuity, this amount will also vary depending on the age of the Annuitant(s) on the Annuity Date and, for some Contracts, the sex of the Annuitant(s).

For fixed annuity payments, the guaranteed income factors in our tables are based on an annual interest rate of 3% and the 1983a Annuity Mortality Table with the ages set back 10 years. If you elect a fixed annuity, fixed annuity payments will be based on the periodic income factors in effect for your Contract on the Annuity Date which are at least the guaranteed income factors under the Contract.

For variable annuity payments, the tables are based on an assumed annual investment return of 4% and the 1983a Annuity Mortality Table with the ages set back 10 years. If you elect a variable annuity, your initial variable annuity payment will be based on the applicable variable annuity income factors in effect for your Contract on the Annuity Date which are at least the variable annuity income factors under the Contract. You may choose any other annuity option we may offer on the option’s effective date. A higher assumed investment return would mean a larger first variable annuity payment and a lower assumed investment return would mean a lower first variable annuity payment. However, subsequent payments would increase only when actual net investment performance exceeds the assumed rate and would fall when actual net investment performance is less than the assumed rate. If the actual net investment performance is a constant 4% annually, annuity payments will be level. The assumed investment return is explained in more detail in the SAI under THE CONTRACTS AND THE SEPARATE ACCOUNT.

DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

Death Benefits

Death benefit proceeds may be payable before the Annuity Date on proof of the sole surviving Annuitant’s death or of any Contract Owner while the Contract is in force. Any death benefit payable will be calculated on the “Notice Date”, which is the day on which we receive, In Proper Form, proof of death and instructions regarding payment of death benefit proceeds. If a Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive proof of death and instructions, In Proper Form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will fluctuate with the performance of the underlying Investment Options.

Death Benefit Proceeds

Death benefit proceeds will be payable on the Notice Date. Such proceeds will be reduced by any charge for premium taxes and/or other taxes and any Contract Debt. The death benefit proceeds may be payable in a single sum, as an Annuity Option available under the Contract, towards the purchase of any other Annuity Option we then offer, or in any other manner permitted by the IRS and approved by us. The Owner’s spouse may continue the Contract (see Death Benefits – Spousal Continuation). In addition, there may be legal requirements that limit the recipient’s Annuity Options and the timing of any payments. State unclaimed property regulations may shorten the amount of time a recipient has to make a death benefit election. A recipient should consult a qualified tax advisor before making a death benefit election.

The death benefit proceeds will be paid to the first among the following who is (1) living; or (2) an entity or corporation entitled to receive the death benefit proceeds, in the following order:

● Owner,

● Joint Owner,

● Contingent Owner,

● Beneficiary, or

● Contingent Beneficiary.

If a contract has Joint Owners, and the surviving Joint Owner dies before the Notice Date, the death benefit proceeds will be paid to the Beneficiary or Contingent Beneficiary. If none are living (or if there is no entity or corporation entitled to receive the death benefit proceeds), the proceeds will be payable to the Owner’s Estate.

Death Benefit Amount

The Death Benefit Amount is a standard benefit and as of any Business Day before the Annuity Date is equal to the greater of:

● your Contract Value as of that day, or

● your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal to the Contract Value immediately prior to each withdrawal. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

We calculate the Death Benefit Amount as of the Notice Date and the death benefit will be paid in accordance with the Death Benefit Proceeds section above.

See APPENDIX: DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS.

Spousal Continuation

Generally, a sole designated recipient who is the Owner’s spouse may elect to become the Owner (and sole Annuitant if the deceased Owner had been the Annuitant) and continue the Contract until the earliest of the spouse’s death, the death of the Annuitant, or the Annuity Date, except in the case of a Qualified Contract issued under section 403 of the Code. The spousal continuation election must be made by the fifth anniversary of the death of the Contract Owner for Non-Qualified Contracts, or by December 31 of the calendar year in which the fifth anniversary of the Contract Owner’s death falls for Qualified Contracts. On the Notice Date, if the surviving spouse is deemed to have continued the Contract, we will set the Contract Value equal to the death benefit proceeds that would have been payable to the spouse as the deemed Beneficiary/designated recipient of the death benefit proceeds.

This “Add-In Amount” is the difference between the Contract Value and the death benefit proceeds that would have been payable. The Add-In Amount will be added to the Contract Value on the Notice Date. There will not be an adjustment to the Contract Value if the Contract Value is equal to or greater than the death benefit proceeds as of the Notice Date. The Add-In Amount will be allocated among Investment Options in accordance with the current allocation instructions for the Contract and may be, under certain circumstances, considered earnings. The Add-In Amount is not treated as a new Purchase Payment.

A Joint Owner who is the designated recipient, but not the Owner’s spouse, may not continue the Contract. Under IRS Guidelines, once a surviving spouse continues the Contract, the Contract may not be continued again in the event the surviving spouse remarries. If you have purchased an optional living benefit Rider, please refer to the Rider attached to your Contract to determine how any guaranteed amounts may be affected when a surviving spouse continues the Contract.

Example: On the Notice Date, the Owner’s surviving spouse elects to continue the Contract. On that date, the death benefit proceeds were $100,000 and the Contract Value was $85,000. Since the surviving spouse elected to continue the Contract in lieu of receiving the death benefit proceeds, we will increase the Contract Value by an Add-In Amount of $15,000 ($100,000 - $85,000 = $15,000). If the Contract Value on the Notice Date was $100,000 or higher, then nothing would be added to the Contract Value.

The continuing spouse is subject to the same fees, charges and expenses applicable to the deceased Owner of the Contract.

Death of Annuitant

If a sole surviving Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section.

If there is more than one Annuitant and an Annuitant who is not an Owner dies, no death benefit proceeds will be payable (unless owned by a Non-Natural Owner). The designated sole Annuitant will then be the first living person in the following order:

● a surviving Joint Annuitant, or

● a surviving Contingent Annuitant.

Death of Owner

The amount of the death benefit will be the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section if:

● a Contract Owner who is an Annuitant dies before the Annuity Date, or

● a Contract Owner, who is not an Annuitant, and the Annuitant die simultaneously.

If a Contract Owner who is not an Annuitant dies before the Annuity Date, the death benefit proceeds will be equal to your Contract Value as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES section.

Non-Natural Owner

If you are a Non-Natural Owner of a Contract other than a Contract issued under a Qualified Plan as defined in Section 401 or 403 of the Code, the Primary Annuitant will be treated as the Owner of the Contract for purposes of the Non-Qualified Contract Distribution Rules. If there are Joint or Contingent Annuitants, the death benefit proceeds will be payable on proof of death of the first Annuitant. If there is a change in the Primary Annuitant prior to the Annuity Date, such change will be treated as the death of the Owner (however, under the terms of your Contract, you cannot change the Primary Annuitant). The Death Benefit Amount will be: (a) the Contract Value, if the Non-Natural Owner elects to maintain the Contract and reinvest the Contract Value into the contract in the same amount as immediately prior to the distribution; or (b) the Contract Value, less any premium taxes and/or other taxes, if the Non-Natural Owner elects a cash distribution and will be paid in accordance with the Death Benefits Proceeds section and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES - Non-Natural Persons as Owners section.

Non-Qualified Contract Distribution Rules

The Contract is intended to comply with all applicable provisions of Code Section 72(s) and any successor provision, as deemed necessary by us to qualify the Contract as an annuity contract for federal income tax purposes. If an Owner of a Non-Qualified Contract dies before the Annuity Date, distribution of the death benefit proceeds must begin within 1 year after the Owner’s death or complete distribution within 5 years after the Owner’s death. In order to satisfy this requirement, the designated recipient must receive a final lump sum payment by the 5th anniversary of the Contract Owner’s death, or elect to receive an annuity for life or over a period that does not exceed the life expectancy of the designated recipient with annuity payments that start within 1 year after the Owner’s death or, if permitted by the IRS, elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. If an election to receive an annuity is not made within 60 calendar days of our receipt of proof, In Proper Form, of the Owner’s death or, if earlier, 60 calendar days (or shorter period as we permit) prior to the 1st anniversary of the Owner’s death, the option to receive annuity payments is no longer available. If a Non-Qualified Contract has Joint Owners, this requirement applies to the first Contract Owner to die.

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments for life, life with period certain, period certain only, or a scheduled payout option. Any life with period certain or period certain only option may not exceed the life expectancy of the Beneficiary. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

Qualified Contract Distribution Rules

Under Treasury regulations and our administrative procedures, if the Contract is owned under a Qualified Plan as defined in Sections 401, 403, 408, or 408A of the Code distributions to the Beneficiary must satisfy the Required Minimum Distribution (RMD) rules of Code Section 401(a)(9). For Owner/Annuitants who die after December 31, 2019, the RMD rules for Beneficiaries who inherit an account or IRA are different depending on whether the Beneficiary is an “Eligible Designated Beneficiary” (EDB) or not. An EDB includes a surviving spouse, a disabled individual, a chronically ill individual, a minor child, or an individual who is not more than 10 years younger than the Owner/Annuitant. Certain trusts created for the exclusive benefit of disabled or chronically ill Beneficiaries are included. These EDBs may take their distributions over the Beneficiary's life expectancy and those distributions must commence by December 31st of the year following the death of the Owner/Annuitant. However, minor children must still take remaining distributions within 10 years of reaching age 21. Additionally, a surviving spouse Beneficiary may delay commencement of distributions until the later of the end of the year that the Owner/Annuitant would have attained age 72, or when the surviving spouse turns 72.

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments period certain only. Period certain only annuity options are limited. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

Designated Beneficiaries, who are not an EDB, must withdraw the entire account by the 10th calendar year following the death of the Owner/Annuitant. IRS and Treasury have released proposed regulations that require a beneficiary to take distributions “at least as rapidly” as the Owner/Annuitant died after his RBD and had begun receiving minimum distributions. These proposed regulations require the beneficiary to continue receiving distributions during the 10 years following the Owner/Annuitant’s death. Please consult your tax advisor for more information about these new proposed regulations and the impact they may have on your situation.

Non-designated Beneficiaries must withdraw the entire account within 5 years of the Owner/Annuitant’s death if distributions have not begun prior to death unless the owner dies after commencing his or her RMD payments.

If the Owner/Annuitant dies after the commencement of RMDs (except in the case of a Roth IRA when RMDs do not apply) but before the Annuitant’s entire interest in the Contract (other than a Roth IRA) has been distributed, the remaining interest in the Contract must be distributed to the non-designated Beneficiary at least as rapidly as under the distribution method in effect at the time of the Annuitant’s death.

You are responsible for monitoring distributions that must be taken to meet IRS guidelines.

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments for a Period Certain of 5 through 9 years. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

Stepped-Up Death Benefit

This optional Rider offers you the ability to lock in market gains for your beneficiaries with a stepped-up death benefit, which is the highest Contract Value on any previous Contract Anniversary (prior to the Annuitant’s 81st birthday) increased by the amount of additional Purchase Payments and less an adjusted amount for each withdrawal.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed and before your Contract is issued. You may not purchase this Rider after the Contract Date. This Rider may only be purchased if the age of each Annuitant is 75 or younger on the Contract Date. The rider charge is assessed and deducted daily as a percentage of your average daily Variable Account Value and will increase your Risk Charge. See the FEE TABLE and Optional Death Benefit Rider Charges subsection for more information.

How the Rider Works

If you purchase this Rider at the time your application is completed, upon the death of the sole surviving Annuitant (first Annuitant for Non-Natural Owners), or the first Owner who is also an Annuitant, prior to the Annuity Date, the death benefit proceeds will be equal to the greater of (a) or (b) below:

(a) Death Benefit Amount as of the Notice Date.

The Death Benefit Amount as of any day before the Annuity Date is equal to the greater of:

● your Contract Value as of that day, or

● your aggregate Purchase Payments reduced by an amount for each withdrawal, which is calculated by multiplying the aggregate Purchase Payments received before each withdrawal by the ratio of the amount of the withdrawal to the Contract Value immediately prior to each withdrawal. The reduction made, when the Contract Value is less than aggregate Purchase Payments made into the Contract, may be greater than the actual amount withdrawn.

(b) the Guaranteed Minimum Death Benefit Amount as of the Notice Date.

The actual Guaranteed Minimum Death Benefit Amount is calculated only when death benefit proceeds become payable as a result of the death of the sole surviving Annuitant (first Annuitant for Non-Natural Owners), or the first death of an Owner who is also an Annuitant, prior to the Annuity Date and is determined as follows:

First we calculate what the Death Benefit Amount would have been as of your first Contract Anniversary and each subsequent Contract Anniversary that occurs while the Annuitant is living and before the Annuitant reaches his or her 81st birthday (each of these Contract Anniversaries is a “Milestone Date”).

We then adjust the Death Benefit Amount for each Milestone Date by:

● adding the aggregate amount of any Purchase Payments received by us since the Milestone Date, and

● subtracting an amount for each withdrawal that has occurred since that Milestone Date, which is calculated by multiplying the Death Benefit Amount before the withdrawal by the ratio of the amount of each withdrawal that has occurred since that Milestone Date, to the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Death Benefit Amount, may be greater than the actual amount withdrawn.

The highest of these adjusted Death Benefit Amounts for each Milestone Date, as of the Notice Date, is your Guaranteed Minimum Death Benefit Amount if you purchase this Rider. Calculation of any actual Guaranteed Minimum Death Benefit Amount is only made once death benefit proceeds become payable under your Contract.

If the death of any Owner (or Annuitant in the case of a Non-Natural Owner) occurs before the first Milestone Date and before the Annuity Date, the death benefit proceeds will be equal to the Death Benefit Amount as of the Notice Date and the Guaranteed Minimum Death Benefit Amount will not apply.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds section above.

See APPENDIX: DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS.

Termination

The Rider will remain in effect until the earlier of:

● the date you reduce your Contract Value to zero (0) through a withdrawal,

● the date death benefit proceeds become payable under the Contract (unless Spousal Continuation is elected),

● the date the Contract is terminated in accordance with the provisions of the Contract, or

● the Annuity Date.

The Rider may not otherwise be cancelled.

WITHDRAWALS

Optional Withdrawals

You may, on or prior to your Annuity Date, withdraw all or a portion of the amount available under your Contract while the Annuitant is living and your Contract is in force. You may surrender your Contract and make a full withdrawal at any time. If you surrender your Contract it will be terminated as of the Effective Date of the withdrawal. You may request to withdraw a specific dollar amount or a specific percentage of an Account Value or your Net Contract Value. You may choose to make your withdrawal from specified Investment Options. If you do not specify Investment Options, your withdrawal will be made from all of your Investment Options proportionately. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions and THE GENERAL ACCOUNT.

Each partial withdrawal must be for $500 or more. Pre-authorized partial withdrawals must be at least $250, except for pre-authorized withdrawals distributed by Electronic Funds Transfer (EFT), which must be at least $100. If your partial withdrawal from an Investment Option would leave a remaining Account Value in that Investment Option of less than $500, we also reserve the right, at our option and with prior written notice, to transfer that remaining amount to your other Investment Options on a proportionate basis relative to your most recent allocation instructions.

If your partial withdrawal leaves you with a Net Contract Value of less than $1,000, or if your partial withdrawal request is for an amount exceeding the amount available for withdrawal, as described in the Amount Available for Withdrawal section below, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds. However, we will not terminate your Contract if a partial withdrawal reduces the Net Contract Value to an amount less than $1,000 and there is an optional withdrawal benefit rider in effect.

Amount Available for Withdrawal

The amount available for withdrawal is your Net Contract Value (Contract Value less Contract Debt) at the end of the Business Day on which your withdrawal request is effective, less any applicable optional Rider Charges, and any charge for premium taxes and/or other taxes. The amount we send to you (your “withdrawal proceeds”) will also reflect any required or requested federal and state income tax withholding. See FEDERAL TAX ISSUES. If you own the Future Income Generation (Single and Joint), Enhanced Income Select 2 (Single and Joint), Core Protect Plus (Single and Joint), Enhanced Income Select (Single and Joint), CoreIncome Advantage 4 Select (Single and Joint), and CoreIncome Advantage Select (Single and Joint) Riders, taking a withdrawal before a certain age of 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) or a withdrawal that is greater than the allowed annual withdrawal amount under a Rider, may result in adverse consequences such as a reduction in Rider benefits, failure to receive lifetime withdrawals under the Rider, or termination of the rider.

You assume investment risk on Purchase Payments in the Subaccounts. As a result, the amount available to you for withdrawal from any Subaccount may be more or less than the total Purchase Payments you have allocated to that Subaccount.

Pre-Authorized Withdrawals

If your Contract Value is at least $5,000, you may select the pre-authorized withdrawal option, and you may choose monthly, quarterly, semi-annual or annual withdrawals. Currently, we are not enforcing the minimum Contract Value amount but we reserve the right to enforce the minimum amount in the future. We will provide at least a 30 calendar day prior notice before we enforce the minimum Contract Value amount. Each withdrawal must be for at least $250, except for withdrawals distributed by Electronic Funds Transfer (EFT), which must be at least $100. Each pre-authorized withdrawal is subject to federal income tax on its taxable portion and may be subject to a tax penalty of 10% if you have not reached age 59½. Pre-authorized withdrawals cannot be used to continue the Contract beyond the Annuity Date. See FEDERAL TAX ISSUES. Additional information and options are set forth in the Pre-Authorized Withdrawals section of the SAI. If you have a guaranteed minimum withdrawal benefit rider in effect, pre-authorized withdrawals cannot take place on your Contract Anniversary.

Withdrawals to Pay Advisory Fees

You have purchased this Contract through a financial professional who offers investment advisory services for an advisory fee. The advisory fee for these services are covered in a separate agreement between you and your financial professional. These advisory fees are separate from and in addition to the Contract and optional rider fees and expenses described in this supplement and the Prospectus. Your financial professional will be solely responsible for the accuracy of any such advisory fee payment calculation as well as the frequency or reasonableness of each withdrawal request to pay advisory fees. We have no duty to inquire into the amount of the Contract Value submitted for withdrawal but we will follow instructions provided (through the Advisory Authorization and Advisory Fee Withdrawal Request forms) and ensure the amount requested is distributed and processed accurately. We will not allow or make an advisory fee withdrawal until we have a completed Advisory Authorization from the Contract Owner.

You may authorize your financial professional to make withdrawals to pay advisory fees from your Contract by submitting the Advisory Authorization form. The Advisory Authorization form is used to authorize your financial professional to deduct advisory fees directly from your Contract, change or terminate any prior advisor fee authorization, and to change the financial professional that services your Contract. Thereafter, your financial professional must submit the Advisory Fee Withdrawal Request form for each one-time withdrawal to pay advisory fees or to establish or change a scheduled withdrawal program to pay advisory fees. The scheduled withdrawal program will continue until you terminate it. Your authorized withdrawals to pay advisory fees will be noted on your quarterly statement.

If you elect to authorize your financial professional to make withdrawals to pay advisory fees from your Contract Value, the advisory fee may be deducted from specific Investment Options or proportionately from all your Investment Options. Your financial professional can have the fee deducted on an annual, semi-annual, quarterly, or monthly basis. Work with your financial professional to determine which options work for you.

Withdrawals from your Contract to pay advisory fees will impact guarantees under your Contract and may impact the benefits provided by optional death benefit riders and optional living benefit riders as described below.

● Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) reduce the Contract Value by the withdrawal amount. The death benefit amount under the Contract will be immediately reduced by the same calculation as any other withdrawal. See DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits section in the Prospectus for more information on how withdrawals to pay advisory fees affect the death benefit provided by the Contract.

● Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) may reduce the Death Benefit Amount under the optional Stepped-Up Death Benefit by more than the actual excess withdrawal amount. See DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Optional Death Benefit Riders – Stepped-Up Death Benefit in the Prospectus for more information on how withdrawals to pay for advisory fees affect these benefits and see the DEATH BENEFIT AMOUNT AND STEPPED-UP DEATH BENEFIT SAMPLE CALCULATIONS in the Prospectus for an example of how withdrawals (which include advisory fee withdrawals) affect the benefits provided under the optional death benefit rider.

● Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) are treated as withdrawals under the optional living benefit riders and may impact the benefits provided by a rider. Withdrawals to pay advisory fees, like any regular withdrawal, will be counted towards the annual amount you are allowed to withdrawal under a rider and can affect how an Annual Credit, if applicable, is applied under a rider. See the OPTIONAL LIVING BENEFIT RIDERS section below in this supplement and in the Prospectus.

See FEDERAL TAX ISSUES – Advisory Fees in the Prospectus for additional information on possible tax implications for advisory fee withdrawals on Non-Qualified and Qualified Contracts.

Special Restrictions Under Qualified Plans

Qualified Plans may have additional rules regarding withdrawals from a Contract purchased under such a Plan. In general, if your Contract was issued under certain Qualified Plans, you may not withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 402(g)(3)(A) of the Code) or to transfers from a custodial account (as defined in Section 403(b)(7) of the Code) except in cases of your:

● severance from employment,

● death,

● disability as defined in Section 72(m)(7) of the Code,

● distributions upon termination of a Qualified Plan,

● reaching age 59½, or

● hardship as defined for purposes of Section 401 of the Code.

These limitations do not affect certain rollovers or exchanges between Qualified Plans, and do not apply to rollovers from these Qualified Plans to an individual retirement account or individual retirement annuity. In the case of a 403(b) plan, these limitations do not apply to certain salary reduction contributions made, and investment results earned, prior to dates specified in the Code.

Hardship withdrawals under the exception provided above are restricted to amounts attributable to salary reduction contributions, and do not include investment results. This additional restriction does not apply to salary reduction contributions made, or investment results earned, prior to dates specified in the Code.

Certain distributions, including rollovers, may be subject to mandatory withholding of 20% for federal income tax and to a tax penalty of 10% if the distribution is not transferred directly to the trustee of another Qualified Plan, or to the custodian of an individual retirement account or issuer of an individual retirement annuity. See FEDERAL TAX ISSUES - Tax Withholding for Qualified Contracts. Distributions may also trigger withholding for state income taxes. The tax and ERISA rules relating to withdrawals from Contracts issued to Qualified Plans are complex. We are not the administrator of any Qualified Plan. You should consult your qualified tax advisor and/or your Plan Administrator before you withdraw any portion of your Contract Value.

Effective Date of Withdrawal Requests

Withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will be effective at the end of the same Business Day that we receive them In Proper Form unless the transaction or event is scheduled to occur on another Business Day. Withdrawal requests received after the close of the New York Stock Exchange will be effective on the following Business Day. We will normally send the proceeds within 7 calendar days after your request is effective. See ADDITIONAL INFORMATION - Timing of Payments and Transactions. If a Purchase Payment is made by check and you submit a withdrawal request immediately afterwards, we may hold the check and the payment of any withdrawal proceeds may be delayed until we receive confirmation in our Service Center that your check has cleared. In general, a delay of the payment of withdrawal proceeds during the check hold period will not exceed ten Business Days after we receive your withdrawal request In Proper Form. If we delay the payment of withdrawal proceeds during the check hold period, we will calculate the value of your withdrawal proceeds as of the end of the Business Day we received your withdrawal request In Proper Form.

If your financial professional is also an investment advisor representative (“investment advisor”) associated with his or her broker-dealer’s affiliated registered investment advisor, you may authorize us to process a withdrawal from your Contract to pay the advisory fee by signing a Advisory Fee Withdrawal Authorization form. Thereafter, your financial professional must submit a Advisory Fee Withdrawal Request form for each one time fee withdrawal or to establish a scheduled withdrawal program. See FEDERAL TAX ISSUES –Advisory Fees for additional information on possible tax implications.

Your financial professional will be solely responsible for the accuracy of any such fee payment calculation as well as the frequency or reasonableness of each such fee withdrawal request. We have no duty to inquire into the amount of the Contract Value withdrawn.

If you authorize us to process a withdrawal from your Contract to pay an advisory fee, the fee with be treated as a withdrawal for rider purposes. Such withdrawals may affect the benefits provided under the Contract and riders. You should consult with your financial professional to determine the effects of such a withdrawal prior to authorizing an advisory fee withdrawal from your Contract Value.

Tax Consequences of Withdrawals

All withdrawals, including pre-authorized withdrawals, will generally have federal income tax consequences, which could include tax penalties. You should consult with a qualified tax advisor before making any withdrawal or selecting the pre-authorized withdrawal option. See FEDERAL TAX ISSUES.

You should consult with a qualified tax advisor before making withdrawals to pay for advisory fees to your financial professional pursuant to a Advisory Fee Withdrawal Authorization form. See FEDERAL TAX ISSUES . - 10% Tax Penalty for Early Withdrawals.

Right to Cancel (“Free Look”)

You may return your Contract for cancellation and a refund during your Free Look period. Your Free Look period is usually the 10-calendar day period beginning on the calendar day you receive your Contract. If you are replacing another annuity contract or life insurance policy, the Free Look Period ends 60 calendar days after you receive your Contract. See ADDITIONAL INFORMATION – Replacement of Life Insurance or Annuities.

The amount of your refund may be more or less than the Purchase Payments you have made. If a Purchase Payment is made by check other than a cashier’s check, we may hold the check and the payment of any refund during the “Right to Cancel” period may be delayed until we receive confirmation in our Service Center that your check has cleared. If you return your Contract and provide cancellation instructions, it will be cancelled as of the date we receive your Contract and cancellation instructions In Proper Form. You will then receive a refund of your Contract Value, based upon the next determined Accumulated Unit Value (AUV) after we receive your Contract for cancellation, plus a refund of any amount that may have been deducted as Contract fees and charges. Your refund amount may be subject to income tax consequences, which include tax penalties. You should consult with a qualified tax advisor before cancelling your Contract for a refund.

If your Contract was issued as an IRA and you return your Contract within 7 calendar days after you receive it, we will return the greater of your Purchase Payments (less any withdrawals made, including those to pay advisory fees) or the Contract Value, plus any amount deducted as Contract fees and charges.

Your Purchase Payments are allocated to the Investment Options you indicated on your application, unless otherwise required by state law. If state law requires that your Purchase Payments must be allocated to Investment Options different than you requested, we will comply with state requirements. In this situation, your Purchase Payments will be held in the Fidelity® VIP Government Money Market Variable Investment Option. At the end of the Free Look period, we will allocate your Purchase Payments based on your allocation instructions.

You will find a complete description of the Free Look period and amount to be refunded that applies to your Contract on the Contract’s cover page.

OPTIONAL LIVING BENEFIT RIDERS

General Information

Optional riders are subject to availability (including state availability) and may be discontinued for purchase at any time. If we decide to discontinue offering an optional rider, we will amend this Prospectus. Before purchasing any optional rider, make sure you understand all of the terms and conditions and consult with your financial professional for advice on whether an optional rider is appropriate for you. We reserve the right to only allow the purchase of an optional living benefit rider at Contract issue and will give prior written notice and amend the prospectus to reflect such a change. Your election to purchase an optional rider must be received In Proper Form.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments for any rider, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own, and you will not be able to increase your Contract Value or increase any protected amounts under your optional living benefit rider by making additional Purchase Payments into your Contract. We may reject or restrict additional Purchase Payments to help protect our ability to provide the guarantees under these riders (for example, changes in current economic factors or general market conditions). If we decide to no longer accept Purchase Payments, we will provide at least 30 calendar days advance written notice. See the Subsequent Purchase Payments subsection of the riders for additional information.

Living benefit riders available through this Contract, for an additional cost, are categorized as guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit riders. The following is a list of riders currently available:

Guaranteed Minimum Withdrawal Benefit

● Future Income Generator (Single or Joint)

● Enhanced Income Select 2 (Single or Joint)

● CoreIncome Advantage Select (Single or Joint)

The guaranteed minimum withdrawal benefit riders focus on providing an income stream for life through withdrawals during the accumulation phase, if certain conditions are met. The riders vary in the rider charge, percentage that may be withdrawn each year, how long the withdrawals may last (for example, for a single life or for joint lives), what age lifetime withdrawals may begin (59½ for the Future Income Generator riders, 59½ for the Enhanced Income Select 2 riders, and 65 for the CoreIncome Advantage Select riders), if applicable, or if an annual credit is available. The riders also offer the potential to lock in market gains on each Contract Anniversary which may increase the annual amount you may withdraw each year under the rider. For riders that offer the potential for lifetime income, if the Designated Life (or youngest Designated Life for joint versions) is at or above the age for lifetime withdrawal eligibility, the riders provide an income stream regardless of market performance, even if your Contract Value is reduced to zero (due to withdrawals, fees, market performance, or otherwise). If every Designated Life (youngest Designated Life for joint versions) is below the age for lifetime withdrawal eligibility and your Contract Value goes to zero (due to withdrawals, fees, market performance, or otherwise) before the Designated Life (youngest Designated Life for joint versions) reaches the eligibility age for lifetime withdrawals, the rider will terminate without value and no further withdrawal may be made under the rider. Withdrawals made under the riders are from the Owner’s Contract Value until the Contract Value goes to zero. The Company is only required to make lifetime income payments to the Owner once the Contract Value is reduced to zero (unless due to Excess Withdrawals), which may never occur.

Guaranteed Minimum Accumulation Benefit

● Protected Investment Benefit (5-Year Option)

● Protected Investment Benefit (10- Year Option)

● Investment Guard (5-Year Option) – 10% Protected Percentage

● Investment Guard (7-Year Option) – 10% Protected Percentage or 15% Protected Percentage

● Investment Guard (10-Year Option) – 10% Protected Percentage, 15% Protected Percentage, or 20% Protected Percentage

The guaranteed minimum accumulation benefit riders focus on providing a level of protection against declines in Contract Value for a specified period of time, if certain conditions are met. For Protected Investment Benefit, if your Contract Value is less than the Protected Base at the end of the applicable term, we will make up the difference by making a one-time addition to your Contract Value. For Investment Guard, if an additional amount is added to your Contract Value, the amount will be equal to (a) the lesser of the difference between on the Contract Value on the last day of the applicable term and the Protected Base, or (b) the applicable Protected Amount. If the Contract Value is greater than the Protected Base at the end of the applicable term, no additional amount will be added to the Contract Value. Given the limitations on subsequent purchase payments and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. When you select an Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option) rider, you must also select an available Protected Percentage. Only one Protected Percentage can be selected an cannot be changed during the term of the rider. Working with your financial professional, see the individual rider descriptions after this section for complete information about each optional rider and its features and benefits.

You can find complete information about each rider and its key features and benefits below.

You may purchase an optional Rider on the Contract Date or on any Contract Anniversary (if available). In addition, if you purchase a Rider within 60 calendar days after the Contract Date or, if available, within 60 calendar days after any Contract Anniversary, the Rider Effective Date will be that Contract Date or Contract Anniversary. Your election to purchase an optional Rider must be received In Proper Form. You can find complete purchasing and eligibility information about each optional Rider in the Purchasing Your Rider subsection of each Rider.

Distributions made due to a request for partial annuitization, divorce instructions or under Code Section 72(t)/72(q) (substantially equal periodic payments) are treated as withdrawals for Contract purposes and may adversely affect Rider benefits.

Taking a withdrawal before a certain age or a withdrawal that is greater than the annual withdrawal amount (“excess withdrawal”) under a particular Rider may result in adverse consequences such as a permanent reduction in Rider benefits, the failure to receive lifetime withdrawals under a Rider, or termination of the Rider. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

Some optional riders allow for owner elected Resets/Step-Ups. If you elect to Reset/Step-Up, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary (“60 day period”) on which the Reset/Step-Up is effective. We may, at our sole discretion, allow Resets/Step-Ups after the 60 calendar day period. We reserve the right to refuse a Reset/Step-Up request after the 60 calendar day period regardless of whether we may have allowed you or others to Reset/Step-Up in the past. Each Contract Anniversary starts a new 60 calendar day period in which a Reset/Step-Up may be elected.

Some broker/dealers may limit their clients from purchasing some living benefit riders based upon the client’s age or other factors. You should work with your financial professional to decide whether a living benefit rider is appropriate for you.

Taking a loan while an optional living benefit Rider is in effect will terminate your Rider. Work with your financial professional before taking a loan.

Work with your financial professional to review the different riders available for purchase, how they function, how the riders differ from one another, and to understand all of the terms and conditions of a living benefit rider prior to purchase.

Living benefit riders have investment allocation requirements. By adding an optional living benefit rider to your Contract, you agree to the investment allocation requirements for the entire period that you own a rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. You can find the requirements in the Living Benefit Investment Allocation Requirements section of the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Multiple Rider Ownership

Only one guaranteed minimum withdrawal benefit rider may be owned or in effect at the same time. Only one guaranteed minimum accumulation benefit rider may be owned or in effect at the same time.

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN
Core Protect Plus (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.
Core Protect Plus (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.
Enhanced Income Select (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.
Enhanced Income Select (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.
CoreIncome Advantage Select (Single)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.
CoreIncome Advantage Select (Joint)	CoreIncome Advantage Select (Single) or (Joint) (version effective May 1, 2020)	On any Contract Anniversary.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base and any applicable Protected Payment Amount, Enhanced Income Amount and remaining balance of the annual Protected Payment Amount that may be applied. In other words, your existing Protected Base will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge and the terms and conditions for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are withdrawal percentages and lifetime income age requirements that differ between the Riders listed above. Work with your financial professional prior to electing an exchange.

Optional Riders Not Available for Purchase

The CoreIncome Advantage 4 Select (Single), CoreIncome Advantage 4 Select (Joint), Core Protect Plus (Single), Core Protect Plus (Joint), Guaranteed Protection Advantage 3 Select and Income Access Select, Enhanced Income Select (Single), Enhanced Income Select (Joint)Riders are no longer available for purchase. If you purchased one of these Riders, you will find more information about the Rider in APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE.

Rate Sheet Prospectus Supplement

A Rate Sheet Prospectus Supplement is currently used for the Future Income Generator and Enhanced Income Select 2 (Single) and (Joint) Riders. This supplement is a periodic supplement to the prospectus that discloses the Annual Charge Percentage, Annual Credit Percentage, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) and the Annual Charge Percentage, Annual Credit Percentage, Enhanced Income Percentages and the Guaranteed Lifetime Income Percentage for the Enhanced Income Select 2 (Single) or (Joint) riders. You can obtain current percentage rates by calling your financial professional, visiting www.PacificLife.com, or by calling us at (800) 748-6907.

To receive the applicable percentages in a supplement, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced in the supplement, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14-calendar days after the date you sign your application, and we must receive, In Proper Form, the initial Purchase Payment within 90-calendar days after the date you sign your application. Once the Rider is issued, your percentages will not change as long as you own the Rider (even if an automatic reset or owner-elected reset occurs as described in the Reset of Protected Payment Base subsection of each Rider).

We will periodically issue new supplements that may reflect percentages that may be higher or lower than the percentages in a previous supplement.

Subject to meeting the timelines referenced in the applicable supplement, on the issue date, if the rates we are currently offering have changed since the date you signed your application(or Regulation 60 paperwork if a replacement) , the following will apply:

● If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

● If any Withdrawal Percentage or Enhanced Income Percentage increased, you will receive the higher percentages in effect on the issue date.

● If the Guaranteed Lifetime Income Percentage increased, you will receive the higher percentage in effect on the issue date.

● If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, for the Future Income Generator, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application(or Regulation 60 paperwork if a replacement) .. For the Enhanced Income Select 2, if the Annual Credit, any Enhanced Income Percentage and/or Guaranteed Lifetime Income Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Enhanced Income, Guaranteed Lifetime Income and Annual Charge Percentages in effect on the date you signed your application(or Regulation 60 paperwork if a replacement) .

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated in the applicable supplement, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the rider specifications page you receive for your Contract, speak with your financial professional, or call us at (800) 748-6907 to confirm the percentages applicable to you.

Rate Sheet Prospectus Supplements (for periods on and after May 1, 2023) may be found in the front of this prospectus.

Future Income Generator (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XXII Rider – Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this Rider only on the Contract Date, provided that on the Rider Effective Date:

● the Designated Life is 85 years of age or younger, and

● the Owner and Annuitant is the same person (except for Non-Natural Owners),

● the Contract is not issued as an Inherited IRA, Inherited Roth IRA, Inherited TSA or Non-Qualified Life Expectancy (Stretch), and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Joint Owners may not purchase this Rider.

Rider Terms

Annual Credit – An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (the Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 59½ years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the Designated Life. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 59½, the Protected Payment Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. If the Designated Life is 59½ years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base, less Withdrawals made during the Contract Year . In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective; the Contract Date.

Withdrawal Percentage – This percentage is used to determine the Protected Payment Amount. The applicable Withdrawal Percentage is based on the age of the Designated Life at the time the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-elected reset occurs. The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit Percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit amount is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal and withdrawals for advisory fees) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit Amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 59½ years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base, less any withdrawals made during the current Contract Year. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract Year.

● For the first 10 years from the Rider Effective Date, the Protected Payment Base will be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base. Any Annual Credit added during the Contract Years before the withdrawals will remain in the Protected Payment Base.

● An Automatic Reset (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. See Reset of Protected Payment Base subsection.

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See Examples 3 and 4 of the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for numerical examples of withdrawals and the effect on the Protected Payment Base.

The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract before the maximum Annuity Date. See Annuitization subsection.

For purposes of this Rider, the term "withdrawal" includes any applicable taxes (there is no charge for the Protected Payment Amount allowed under the rider). Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. If the withdrawal amount is requested on a net basis, the Contract Owner must account for any charges and taxes to ensure that the gross withdrawal amount does not exceed the Protected Payment Amount. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a gross amount. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this Contract and optional rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year, inclusive of any applicable charges and taxes, and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. Withdrawals that exceed the Protected Payment Amount may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. (See Example 4 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested or your Rider will terminate (see the Depletion of Contract Value subsection below).

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. Early Withdrawals may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. See Example 5 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● only RMD withdrawals are made from the Contract during the Contract Year.

Once a withdrawal occurs, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See Example 6 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

Also see FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 59½ when the Contract Value is zero (such as through withdrawals, fees, or market performance), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that did not exceed the Protected Payment Amount (except that an RMD Withdrawal may exceed the Protected Payment Amount), fees, or market performance, the following will apply:

● the allowable withdrawal amount from the Contract beginning in the Contract Year that the Contract Value is reduced to zero will be limited to the Protected Payment Amount which will be paid automatically each year until the date of death of the Designated Life,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the rider is terminated (see the Termination subsection),

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is at least $1.00 less than the Contract Value on that Contract Anniversary. See Example 7 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of an Automatic Reset.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). The attainment of a higher age band may provide for a higher Withdrawal Percentage which could provide a higher annual withdrawal amount. See Example 8 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example how an Owner-Elected Reset may be used in this situation. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. See Example 2 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we exercise our right to reject or restrict any future Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract and any limitations will be applied uniformly to all Contract Owners.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Protected Payment Amount you are entitled to receive for life under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may not re-purchase this Rider, any payments under the Rider will cease, and the Rider will terminate. The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes : to or from certain trusts or adding or removing the Owner's spouse),

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of Excess Withdrawal (see Rider Terms), or

● the day the Contract Value is reduced to zero (0) (such as through withdrawals, fees, or market performance) if the Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Future Income Generator (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XXII Rider – Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this Rider only on the Contract Date, if you meet the following eligibility requirements:

● the Contract is issued as:

● Non-Qualified Contract (this Rider is not available if this is a post-death Non-Qualified Contract, the Owner is a trust or other entity), or

● Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p), except for Inherited IRAs, Inherited Roth IRAs, or Inherited TSAs, 401(a), 401(k), Individual(k), or Keogh.

● both Designated Lives are 85 years or younger,

● the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

● any Owner/Annuitant is a Designated Life (except for custodial owned IRA).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

● a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

● Joint Owners, where the Owners are each other’s Spouses, or

● if the Contract is issued as a custodial owned IRA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

Naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual Credit – An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59½ years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the youngest Designated Life. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0); however, once the youngest Designated Life reaches age 59½, the Protected Payment Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base, less Withdrawals made during the Contract Year. In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentages are disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective; the Contract Date.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA).

Withdrawal Percentage – This percentage is used to determine the Protected Payment Amount. The applicable Withdrawal Percentage is based on the age of the youngest Designated Life at the time the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-elected reset occurs. The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit amount is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal and withdrawals for advisory fees) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base less any withdrawals made during the current Contract Year. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract year.

● For the first 10 years from the Rider Effective Date, the Protected Payment Base will be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base. Any Annual Credit added during the Contract Years before the withdrawal will remain in the Protected Payment Base.

● An Automatic Reset (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. See the Reset of Protected Payment Base subsection.

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See examples 3 and 4 of the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for numerical examples of withdrawals and the effect on the Protected Payment Base.

The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract before the maximum Annuity Date. See the Annuitization subsection.

For purposes of this Rider, the term "withdrawal" includes any applicable taxes (there is no charge for the Protected Payment Amount allowed under the rider). Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. If the withdrawal amount is requested on a net basis, the Contract Owner must account for any charges and taxes to ensure that the gross withdrawal amount does not exceed the Protected Payment Amount. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a gross amount. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this Contract and optional rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year, inclusive of any applicable charges and taxes, and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. Withdrawals that exceed the Protected Payment Amount may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. (See Example 4 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested or your Rider will terminate (see the Depletion of Contract Value subsection below).

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. Early Withdrawals may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. See Example 5 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only,

● only RMD withdrawals are made from the Contract during the Contract Year, and

● the youngest Designated Life is age 59½ or older.

Once a withdrawal occurs, including an RMD withdrawal, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See Example 6 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

Also see FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59½ when the Contract Value is zero (such as through withdrawals, fees, or market performance), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that did not exceed the Protected Payment Amount, (except that an RMD Withdrawal may exceed the Protected Payment Amount), fees, or market performance, the following will apply:

● the allowable withdrawal amount from the Contract beginning in the Contract Year that the Contract Value is reduced to zero will be limited to the Protected Payment Amount which will be paid automatically each year until the death of all Designated Lives eligible for lifetime benefits,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the rider is terminated (see the Termination subsection),

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is at least $1.00 less than the Contract Value on that Contract Anniversary. See Example 7 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of an Automatic Reset.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the youngest Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). See Example 8 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example how an Owner-Elected Reset may be used in this situation. The attainment of a higher age band may provide for a higher Withdrawal Percentage which could provide a higher annual withdrawal amount. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. See Example 2 in the APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we exercise our right to reject or restrict any future Purchase Payments, we will provide 30 days advance notice to the Owner If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract and any limitations will be applied uniformly to all Contract Owners.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint and Survivor Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint and Survivor Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Protected Payment Amount, you are entitled to receive for life under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates. See the Termination subsection below. If no withdrawals have occurred after the youngest Designated Life reached age 59½, then the Withdrawal Percentage and corresponding Protected Payment Amount will be based on the age when the Surviving Spouse first takes a withdrawal. The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The Surviving Spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract in the Prospectus.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that we are notified of an ownership change and neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA) or the Owner being a trust,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of an Excess Withdrawal (see Rider Terms), or

● the day the Contract Value is reduced to zero (0) (such as through withdrawals, fees, or market performance) if the youngest Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: FUTURE INCOME GENERATOR (SINGLE & JOINT) SAMPLE CALCULATIONS The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Enhanced Income Select 2 (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XXIII Rider – Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this Rider only on the Contract Date provided that on the Rider Effective Date:

● the Designated Life is 85 years of age or younger, and

● the Owner and Annuitant is the same person (except for Non-Natural Owners),

● the Contract is not issued as an Inherited IRA, Inherited Roth IRA, Inherited TSA or Non-Qualified Life Expectancy (Stretch), and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

● Joint Owners may not purchase this Rider.

Rider Terms

Annual Credit – An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 59½ years of age.

Enhanced Income Amount – When the Contract Value is greater than zero (0), this is the maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Enhanced Income Amount will depend on the age of the Designated Life. If the Designated Life is younger than 59½ years of age, the Enhanced Income Amount is equal to zero (0); however, once the Designated Life reaches age 59½, the Enhanced Income Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset, and is equal to the Enhanced Income Percentage multiplied by the Protected Payment Base, less withdrawals made during the current Contract Year. This amount will never be less than zero (0). Any allowable Enhanced Income Amount not withdrawn during a Contract Year can be withdrawn the following Contract Year. This amount is referred to as the Income Rollover Amount as defined further below.

Enhanced Income Percentage – When the Contract Value is greater than zero (0), this percentage is used to determine the Enhanced Income Amount. The applicable Enhanced Income Percentage is based on the age of the Designated Life at the time of the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-Elected Reset occurs. The Enhanced Income Percentages table is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59½ or older and exceeds the Enhanced Income Amount plus any Income Rollover Amount.

Guaranteed Lifetime Income Amount – Once the Contract Value is reduced to zero (0) by a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount (except an RMD Withdrawal), this is the amount that will be paid each Contract Year. See Depletion of Contract Value below. The Guaranteed Lifetime Income Amount is equal to the Guaranteed Lifetime Income Percentage multiplied by the Protected Payment Base at the time the Contract Value is reduced to zero (0). This amount will never be less than zero (0).

Guaranteed Lifetime Income Percentage – Once the Contract Value is reduced to zero (0), the Guaranteed Lifetime Income Percentage is used to determine the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Income Rollover Amount – Any unused Enhanced Income Amount from the prior Contract Year that is available for withdrawal without reducing the Protected Payment Base. The Income Rollover Amount will not be carried over more than one Contract Year and is not cumulative. This amount is not adjusted for any subsequent Purchase Payments or resets (Automatic or Owner-Elected). The Income Rollover Amount is only available the year after the Designated Life reaches age 59½ and a withdrawal is taken. The Income

Rollover Amount will not apply in a Contract Year if the Income Rollover Amount is greater than the Contract Value on any Contract Anniversary.

Protected Payment Base – An amount used to determine the Enhanced Income Amount and the Guaranteed Lifetime Income Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective; the Contract Date.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit Percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit amount is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal and withdrawals for advisory fees) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Enhanced Income Amount plus any Income Rollover Amount, regardless of market performance, until the Contract Value equals zero (0). This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Contract Value equals zero (0) through a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount (except an RMD Withdrawal), you will receive the Guaranteed Lifetime Income Amount until the death of the Designated Life or when a death benefit becomes payable under the Contract. See Depletion of Contract Value below. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is at least $1.00 greater than the Protected Payment Base (which includes the Annual Credit Amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

If the Designated Life is 59½ years of age or older, the Enhanced Income Amount is the applicable Enhanced Income Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base less any withdrawals made during the current Contract Year. If the Designated Life is younger than 59½ years of age, the Enhanced Income Amount is zero (0). The Enhanced Income Percentage that will apply will be based on the Designated Life’s age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset occurs. (See Examples 7 and 8 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of how a different Enhanced Income Percentage may be reached through a reset).

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract Year.

● For the first 10 years from the Rider Effective Date, the Protected Payment Base will be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base. Any Annual Credit added during the Contract Years before the withdrawal will remain in the Protected Payment Base.

● An Automatic Reset (if the Protected Payment Base plus any applicable Annual Credit is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. . See Reset of Protected Payment Base subsection.

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Enhanced Income Amount plus any Income Rollover Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Enhanced Income Amount plus any applicable Income Rollover Amount and the Contract Value (less the Enhanced Income Amount and any Income Rollover Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Enhanced Income Amount plus any applicable Income Rollover Amount, see the Withdrawal of Enhanced Income Amount subsection. See Examples 3 and 4 of the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for numerical examples of withdrawals and the effect on the Protected Payment Base.

The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract before the maximum Annuity Date. See Annuitization subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. If the withdrawal is requested on a net basis, the Contract Owner must account for any charges and taxes to ensure that the gross withdrawal amount does not exceed the Enhanced Income Amount plus any applicable Income Rollover Amount. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a gross amount. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this Contract and rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Enhanced Income Amount

When the Designated Life is 59½ years of age or older, you may withdraw up to the Enhanced Income Amount plus any Income Rollover Amount each Contract Year, until the Contract Value is zero (0). The Enhanced Income Amount will be reduced by the amount withdrawn during the Contract Year, inclusive of any applicable charges and taxes, and will be reset each Contract Anniversary. Any portion of the Enhanced Income Amount not withdrawn during a Contract Year (the “Income Rollover Amount”) may be carried over to the next Contract Year and is available for withdrawal during that Contract Year only. Income Rollover Amounts are not cumulative. If a withdrawal does not exceed the Enhanced Income Amount plus any Income Rollover Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals during a Contract Year will first be taken from any available Income Rollover Amount then from the current year’s Enhanced Income Amount. Any Income Rollover Amount is not adjusted by subsequent Purchase Payments.

Withdrawals Exceeding the Enhanced Income Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Enhanced Income Amount plus any Income Rollover Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Enhanced Income Amount plus any Income Rollover Amount. Withdrawals that exceed the Enhanced Income Amount plus any Income Rollover Amount may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. (See Example 4 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Enhanced Income Amount plus any Income Rollover Amount and the Contract Value (less the Enhanced Income Amount and any Income Rollover Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Enhanced Income Amount plus any Income Rollover Amount or your Rider will terminate (see the Depletion of Contract Value subsection below).

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES – Qualified Contracts-General Rules - Taxes Payable.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. Early Withdrawals may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. See Example 5 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Enhanced Income Amount plus any Income Rollover Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● only RMD withdrawals are made from the Contract during the Contract Year.

Once a withdrawal occurs, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated or restarted by any Automatic or Owner Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See Example 6 in APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 59½ when the Contract Value is zero (0) (such as through withdrawals, fees, or market performance), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that exceeds the Enhanced Income Amount plus any Income Rollover Amount (excluding an RMD Withdrawal), the Rider will terminate and you will not receive payments of the Guaranteed Lifetime Income Amount.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount, (except that an RMD Withdrawal may exceed the Enhanced Income Amount plus any Income Rollover Amount), the following will apply:

● the remaining Enhanced Income Amount will be paid automatically for that Contract Year. The Income Rollover Amount will no longer apply going forward. Starting on the next Contract Anniversary, the Guaranteed Lifetime Income Amount will be paid each year until the date of death of the Designated Life,

● the Guaranteed Lifetime Income Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the date of death of the Designated Life,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero (0)).

The Guaranteed Lifetime Income Amount will be calculated by multiplying the Protected Payment Base, at the time the Contract Value equals zero (0), by the Guaranteed Lifetime Income Percentage.

Reset of Protected Payment Base

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credits are applied, is at least $1.00 less than the Contract Value on that Contract Anniversary. See Example 7 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of an Automatic Reset.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within sixty (60) calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Enhanced Income Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). The attainment of a higher age band may provide for a higher Enhanced Income Percentage which could provide a higher annual withdrawal amount. See Example 8 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example how an Owner-Elected Reset may be used in this situation. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. See Example 2 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we exercise our right to reject or restrict any future Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract and any limitations will be applied uniformly to all Contract Owners.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract, this Rider is still in effect at the time of your election, and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Guaranteed Lifetime Income Amount in effect at the maximum Annuity Date.

The Guaranteed Lifetime Income Amount will be less than the amount you may have received under the Enhanced Income Amount prior to annuitizing your Contract.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Enhanced Income Amount, and Guaranteed Lifetime Income Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Enhanced Income Amount or Guaranteed Lifetime Income Amount you are entitled to receive under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may not re-purchase this Rider, any payments under the Rider will cease, and the Rider will terminate.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of an Excess Withdrawal (see Rider Terms), or

● the day the Contract Value is reduced to zero (0) (such as through withdrawals, fees, or market performance) if the Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero (0).

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT). The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Enhanced Income Select 2 (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XXIII Rider– Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this Rider only on the Contract Date if you meet the following eligibility requirements:

● the Contract is issued as:

● Non-Qualified Contract (this Rider is not available if this is a post-death Non-Qualified Contract, the Owner is a trust or other entity), or

● Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p), except for Inherited IRAs, Inherited Roth IRAs, or Inherited TSAs, 401(a), 401(k), Individual(k), or Keogh.

● both Designated Lives are 85 years or younger,

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: AVAILABLE UNDER THE CONTRACT,

● the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

● any Owner/Annuitant is a Designated Life (except for custodial owned IRA Contracts).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

● a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

● Joint Owners, where the Owners are each other’s Spouses, or

● if the Contract is issued as a custodial owned IRA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

Naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual Credit – An amount added to the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59½ years of age.

Enhanced Income Amount – When the Contract Value is greater than zero (0), this is the maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Enhanced Income Amount will depend on the age of the youngest Designated Life. If the youngest Designated Life is younger than 59½ years of age, the Enhanced Income Amount is equal to zero (0); however, once the youngest Designated Life reaches age 59½, the Enhanced Income Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset, and is equal to the Enhanced Income Percentage multiplied by the Protected Payment Base, less withdrawals made during the current Contract Year. This amount will never be less than zero (0). Any allowable Enhanced Income Amount not withdrawn during a Contract Year can be withdrawn the following Contract Year. This amount is referred to as the Income Rollover Amount as defined further below.

Enhanced Income Percentage - When the Contract Value is greater than zero (0), this percentage is used to determine the Enhanced Income Amount. The applicable Enhanced Income Percentage is based on the age of the youngest Designated Life at the time of the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-Elected Reset occurs. The Enhanced Income Percentages table is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59½ or older and exceeds the Enhanced Income Amount plus any Income Rollover Amount.

Guaranteed Lifetime Income Amount – Once the Contract Value is reduced to zero (0) by a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount (except an RMD Withdrawal), this is the amount that will be paid each Contract Year. See Depletion of Contract Value below. The Guaranteed Lifetime Income Amount is equal to the Guaranteed Lifetime Income Percentage multiplied by the Protected Payment Base at the time the Contract Value is reduced to zero (0). This amount will never be less than zero (0).

Guaranteed Lifetime Income Percentage – Once the Contract Value is reduced to zero (0), the Guaranteed Lifetime Income Percentage is used to determine the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

Income Rollover Amount – Any unused Enhanced Income Amount from the prior Contract Year that is available for withdrawal without reducing the Protected Payment Base. The Income Rollover Amount will not be carried over more than one Contract Year and is not cumulative. This amount is not adjusted for any subsequent Purchase Payments or resets (Automatic or Owner-Elected). The Income Rollover Amount is only available the year after the youngest Designated Life reaches age 59½ and a withdrawal is taken. The Income Rollover Amount will not apply in a Contract Year if the Income Rollover Amount is greater than the Contract Value on any Contract Anniversary.

Protected Payment Base – An amount used to determine the Enhanced Income Amount and the Guaranteed Lifetime Income Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See Example 1 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of initial values. The Protected Payment Base will never be less than zero (0).

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective; the Contract Date.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA).

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Protected Payment Base until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 10 Contract Anniversaries from the Rider Effective Date.

Prior to an Automatic or Owner-Elected Reset, the Annual Credit amount is equal to the Annual Credit Percentage multiplied by the total Purchase Payments received. Once an Automatic or Owner-Elected Reset takes place, the Annual Credit amount is equal to the reset Protected Payment Base plus any subsequent Purchase Payments multiplied by the Annual Credit Percentage. See Example 2 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal and withdrawals for advisory fees) or 10 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated/restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Enhanced Income Amount plus any Income Rollover Amount, regardless of market performance, until the Contract Value equals zero (0). This Rider provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base. The Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary). If there is an Annual Credit Amount applied, it is added to the Protected Payment Base before any reset determination is made. Once the Contract Value equals zero (0) through a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount (except an RMD Withdrawal), you will receive the Guaranteed Lifetime Income Amount until the death of all Designated Lives eligible for lifetime benefits. See Depletion of Contract Value below. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If applicable, an Annual Credit is added to the Protected Payment Base prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is at least $1.00 greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base will be automatically reset to equal the Contract Value.

If the youngest Designated Life is 59½ years of age or older, the Enhanced Income Amount is the applicable Enhanced Income Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base less any withdrawals made during the current Contract Year. If the youngest Designated Life is younger than 59½ years of age, the Enhanced Income Amount is zero (0). The Enhanced Income Percentage that will apply will be based on the youngest Designated Life’s age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset occurs. (See Examples 7 and 8 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of how a different Enhanced Income Percentage may be reached through a reset).

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit, Automatic or Owner-Elected Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract Year.

● For the first 10 years from the Rider Effective Date, the Protected Payment Base will be increased by the Annual Credit amount, as long as no withdrawals are made. If you take any type of withdrawal within the first 10 years from the Rider Effective Date, the Annual Credit will no longer affect the Protected Payment Base. Any Annual Credit added during the Contract Years before the withdrawal will remain in the Protected Payment Base.

● An Automatic Reset (if the Protected Payment Base plus any applicable Annual Credit is at least $1.00 less than the Contract Value on that Contract Anniversary) will increase the Protected Payment Base. An Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. See Reset of Protected Payment Base below.

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Enhanced Income Amount plus any Income Rollover Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Enhanced Income Amount plus any Income Rollover Amount and the Contract Value (less the Enhanced Income Amount and any Income Rollover Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Enhanced Income Amount plus any applicable Income Rollover Amount, see the Withdrawal of Enhanced Income Amount subsection. See Examples 3 and 4 of the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for numerical examples of withdrawals and the effect on the Protected Payment Base.

The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract before the maximum Annuity Date. See the Annuitization subsection below.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. If the withdrawal amount is requested on a net basis, the Contract Owner must account for any charges and taxes to ensure that the gross withdrawal amount does not exceed the Enhanced Income Amount plus any applicable Income Rollover Amount. Unless you specify otherwise, a partial withdrawal amount requested will be processed as a gross amount. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this Contract and rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Enhanced Income Amount

When the youngest Designated Life is 59½ years of age or older, you may withdraw up to the Enhanced Income Amount plus any Income Rollover Amount each Contract Year, until the Contract Value is zero (0). The Enhanced Income Amount will be reduced by the amount withdrawn during the Contract Year, inclusive of any applicable charges and taxes, and will be reset each Contract Anniversary. Any portion of the Enhanced Income Amount not withdrawn during a Contract Year (the “Income Rollover Amount”) may be carried over to the next Contract Year and is available for withdrawal during that Contract Year only. Income Rollover Amounts are not cumulative. If a withdrawal does not exceed the Enhanced Income Amount plus any Income Rollover Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals during a Contract Year will first be taken from any available Income Rollover Amount then from the current year’s Enhanced Income Amount. Any Income Rollover Amount is not adjusted by subsequent Purchase Payments.

Withdrawals Exceeding the Enhanced Income Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Enhanced Income Amount plus any Income Rollover Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Enhanced Income Amount plus any Income Rollover Amount. Withdrawals that exceed the Enhanced Income Amount plus any Income Rollover Amount may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. (See Example 4 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Enhanced Income Amount plus any Income Rollover Amount and the Contract Value (less the Enhanced Income Amount and any Income Rollover Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Enhanced Income Amount plus any Income Rollover Amount or your Rider will terminate (see the Depletion of Contract Value subsection below).

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES – Qualified Contracts-General Rules - Taxes Payable.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. Early Withdrawals may have the effect of reducing future benefits by more than the dollar amount of the withdrawal. See Example 5 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Enhanced Income Amount plus any Income Rollover Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only,

● only RMD withdrawals are made from the Contract during the Contract Year, and

● the youngest Designated Life is age 59½ or older.

Once a withdrawal occurs, including an RMD Withdrawal, no Annual Credit will be added to the Protected Payment Base. In addition, Annual Credit eligibility cannot be reinstated or restarted by any Automatic or Owner-Elected Reset. Any Annual Credit added during any Contract Year before Annual Credit eligibility is lost will continue to be counted in the Protected Payment Base.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or Treasury Regulations relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See Example 6 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59½ when the Contract Value is zero (0) (such as through withdrawals, fees, or market performance), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that exceeds the Enhanced Income Amount plus any Income Rollover Amount (excluding an RMD withdrawal), the Rider will terminate and you will not receive payments of the Guaranteed Lifetime Income Amount.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount, (except that an RMD Withdrawal may exceed the Enhanced Income Amount plus any Income Rollover Amount), the following will apply:

● the remaining Enhanced Income Amount will be paid automatically for that Contract Year. The Income Rollover Amount will no longer apply going forward. Starting on the next Contract Anniversary, the Guaranteed Lifetime Income Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

● the Guaranteed Lifetime Income Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the death of all Designated Lives,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero (0)).

The Guaranteed Lifetime Income Amount will be calculated by multiplying the Protected Payment Base, at the time the Contract Value equals zero (0), by the Guaranteed Lifetime Income Percentage.

Reset of Protected Payment Base

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that an Automatic Reset or an Owner-Elected Reset will not reinstate eligibility for the Annual Credit as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credits are applied, is at least $1.00 less than the Contract Value on that Contract Anniversary. See Example 7 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of an Automatic Reset.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect.

If you elect this option, your election must be received, In Proper Form, within sixty (60) calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Enhanced Income Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the youngest Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). The attainment of a higher age band may provide for a higher Enhanced Income Percentage which could provide a higher annual withdrawal amount. See Example 8 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example how an Owner-Elected Reset may be used in this situation. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. See Example 2 in the APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT) SAMPLE CALCULATIONS for a numerical example of adjustments to the Protected Payment Base when an additional Purchase Payment is made. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we exercise our right to reject or restrict any future Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept

Purchase Payments, we will not accept subsequent Purchase Payments for your Contract and any limitations will be applied uniformly to all Contract Owners.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract, this Rider is still in effect at the time of your election, and a Life Only or Joint and Survivor Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint and Survivor Life Only fixed annual payment amount based on the terms of your Contract, or

● the Guaranteed Lifetime Income Amount in effect at the maximum Annuity Date.

The Guaranteed Lifetime Income Amount will be less than the amount you may have received under the Enhanced Income Amount prior to annuitizing your Contract.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Enhanced Income Amount, and Guaranteed Lifetime Income Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Enhanced Income Amount. or Guaranteed Lifetime Income Amount you are entitled to receive under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Enhanced Income Amount plus any Income Rollover Amount until the Contract Value is reduced to zero (0) and then receive the Guaranteed Lifetime Income Amount under this Rider, until the day of death of the Surviving Spouse. If the Contract Value is equal to zero (0) when the Owner dies, the Surviving Spouse will receive the Guaranteed Lifetime Income Amount under this Rider, until the day of death of the Surviving Spouse or until the rider terminates. See the Termination subsection below. If no withdrawals have occurred after the youngest Designated Life reached 59½ and the Contract Value is greater than zero (0), the Enhanced Income Percentage and corresponding Enhanced Income Amount will be based on the age when the Surviving Spouse first takes a withdrawal. If the youngest Designated Life reached 59½ or older and the Contract Value is depleted to zero (0) by a withdrawal that did not exceed the Enhanced Income Amount plus any Income Rollover Amount, the Surviving Spouse will receive the Guaranteed Lifetime Income Percentage and corresponding Guaranteed Lifetime Income Amount applicable to their Contract regardless of when the first withdrawal occurred. The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● the date of death of the first Designated Life eligible for lifetime benefits, if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA) or the Owner being a trust,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of an Excess Withdrawal (see Rider Terms), or

● the day the Contract Value is reduced to zero (0) (such as through withdrawals, fees, or market performance) if the youngest Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero (0).

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE & JOINT). The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage Select (Single)

(This Rider is called the Guaranteed Withdrawal Benefit X Rider - Single Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary provided that on the Rider Effective Date:

● the Designated Life is 85 years of age or younger,

● the Owner and Annuitant is the same person (except for Non-Natural Owners),

● the Contract is not issued as an Inherited IRA, Inherited Roth IRA, Inherited TSA or Non-Qualified Life Expectancy (Stretch), and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

Joint Owners may not purchase this Rider.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 5.00% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 5.00% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base computed on that date. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 65, the Protected Payment Amount will equal 5.00% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 65 years of age or older, the Protected Payment Amount is 5.00% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

The rider charge is a percentage of the Protected Payment Base and is based on the 10-Year Treasury Rate. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5.00% (5.75% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX: COREINCOME ADVANTAGE SELECT (SINGLE) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES. – Qualified Contracts-General Rules - Taxes Payable.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in APPENDIX: COREINCOME ADVANTAGE SELECT (SINGLE) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen, and

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in APPENDIX: COREINCOME ADVANTAGE SELECT (SINGLE) SAMPLE CALCULATIONS for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount (except that an RMD Withdrawal may exceed the Protected Payment Amount), fees, or market performance, the following will apply:

● the Protected Payment Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the rider is terminated (see the Termination subsection),

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Protected Payment Amount you are entitled to receive for life under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any subsequent Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase. Any Rider re-purchases are subject to the Rider terms and conditions at the time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of an Excess Withdrawal (see Rider Terms), and the Designated Life is age 65 or older, or

● the day the Contract Value is reduced to zero if the Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: COREINCOME ADVANTAGE SELECT (SINGLE) SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage Select (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit X Rider – Joint Life in the Contract’s Rider.)

Purchasing the Rider

Prior to purchase, you must obtain our approval if your initial Protected Payment Base is $1,000,000 or greater.

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if you meet the following eligibility requirements:

● the Contract is issued as:

● Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), except Non-Qualified Life Expectancy (Stretch), or

● Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs, Inherited Roth IRAs, Inherited TSAs, 401(a), 401(k), Individual(k), or Keogh.

● both Designated Lives are 85 years or younger,

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT,

● the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and

● any Owner/Annuitant is a Designated Life (except for custodial owned IRA or TSA Contracts).

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

● a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,

● Joint Owners, where the Owners are each other’s Spouses, or

● if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is equal to 4.5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4.5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 65, the Protected Payment Amount will equal 4.5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.
How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is 4.5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0). Any allowable Protected Payment Amount remaining at the end of a Contract Year cannot be withdrawn during any following Contract Year.

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

The rider charge is a percentage of the Protected Payment Base and is based on the 10-Year Treasury Rate. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional rider, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4.5% (5.25% for the Rider version in effect on or after May 1, 2019 and before May 1, 2020) of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in APPENDIX: COREINCOME ADVANTAGE SELECT (JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. If you would like to make an excess withdrawal and are uncertain how an excess withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction specific calculation showing the effect of the excess withdrawal.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES– Qualified Contracts-General Rules - Taxes Payable.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in

APPENDIX: COREINCOME ADVANTAGE SELECT (JOINT) SAMPLE CALCULATIONS for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● the youngest Designated Life is age 65 or older.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in APPENDIX: COREINCOME ADVANTAGE SELECT (JOINT) SAMPLE CALCULATIONS for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount (except that an RMD Withdrawal may exceed the Protected Payment Amount), fees, or market performance, the following will apply:

● the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually, until the rider is terminated (see the Termination subsection),

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint and Survivor Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint and Survivor Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments and your annuity payments received may be less than the Protected Payment Amount you are entitled to receive for life under the Rider. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of an Excess Withdrawal (see Rider Terms) and the youngest Designated Life is age 65 or older, or

● the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: COREINCOME ADVANTAGE SELECT (JOINT) SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Protected Investment Benefit (5 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

● the age of any Owner and Annuitant on the date of purchase is 85 years or younger, and

● the Rider Effective Date is at least 5 years before your selected Annuity Date, and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 5-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce the benefit provided by this Rider. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Amount is equal to (a) plus (b) minus (c) as indicated below:

(a) is 90% of the Contract Value at the start of the Term,

(b) is 90% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract,

● the day a requested loan is processed,

● the date a full surrender is made under the Contract, or

● the Annuity Date.

If Protected Investment Benefit automatically terminates at the end of the Term, you may repurchase Protected Investment Benefit (5 or 10 Year Option), subject to availability and at the then current Annual Charge Percentage.

Protected Investment Benefit (10 Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date, or within 60 calendar days of the Contract Date, provided that on the Rider Effective Date:

● the age of any Owner and Annuitant on the date of purchase is 80 years or younger, and

● the Rider Effective Date is at least 10 years before your selected Annuity Date, and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Protected Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Amount. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce the benefit provided by this Rider. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Amount is equal to (a) plus (b) minus (c) where:

(a) is 105% of the Contract Value at the start of the Term,

(b) is 105% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Amount but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract,

● the day a requested loan is processed,

● the date a full surrender is made under the Contract, or

● the Annuity Date.

If Protected Investment Benefit automatically terminates at the end of the Term, you may repurchase Protected Investment Benefit (5 or 10 Year Option), subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: PROTECTED INVESTMENT BENEFIT SAMPLE CALCULATIONS. the examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Investment Guard (5-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

● 10% Protected Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

● the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

● the Rider Effective Date is at least 5 years before your selected Annuity Date, and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

Rider Terms

Protected Percentage – The maximum percentage of loss that the client is protected against. The available Protected Percentage option for the 5 Year Option is 10%.

Protected Amount – The Protected Base multiplied by the Protected Percentage outlined in the Rider. The Protected Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 5-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a) difference between the Contract Value on the last day of the Term and the Protected Base, or

(b) the Protected Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. Any additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Base.

Withdrawals (including RMD withdrawals) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, if earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes : to or from certain trusts, or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract,

● the day a requested loan is processed,

● the date a full surrender is made under the Contract, or

● the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase an Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: INVESTMENT GUARD SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Investment Guard (7-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

● 10% Protected Percentage

● 15% Protected Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

● the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

● the Rider Effective Date is at least 7 years before your selected Annuity Date, and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

Rider Terms

Protected Percentage – The maximum percentage of loss that the client is protected against. The available Protected Percentage options for the 7 Year Option are 10% and 15%. Only one Protected Percentage may be chosen and cannot be changed during the Term of the rider.

Protected Amount – The Protected Base multiplied by the Protected Percentage outlined in the Rider. The Protected Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 7-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a) difference between the Contract Value on the last day of the Term and the Protected Base, or

(b) the Protected Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Withdrawals (including RMD withdrawals) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider. If a higher Protected Percentage is in effect, a withdrawal will result in a larger deduction in the Protected Amount than with a lower Protected Percentage.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, if earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes : to or from certain trusts, or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract,

● the day a requested loan is processed,

● the date a full surrender is made under the Contract, or

● the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase a Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: INVESTMENT GUARD SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Investment Guard (10-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

● 10% Protected Percentage

● 15% Protected Percentage

● 20% Protected Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

● the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

● the Rider Effective Date is at least 10 years before your selected Annuity Date, and

● you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

Rider Terms

Protected Percentage – The maximum percentage of loss that the client is protected against. The available Protected Percentage options for the 10 Year Option are 10%, 15%, and 20%. Only one Protected Percentage may be chosen and cannot be changed during the Term of the rider.

Protected Amount – The Protected Base multiplied by the Protected Percentage outlined in the Rider. The Protected Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a) difference between the Contract Value on the last day of the Term and the Protected Base, or

(b) the Protected Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) where:

(a) is the Contract Value at the start of the Term,

(b) is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Base.

Withdrawals (including RMD withdrawals) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider. If a higher Protected Percentage is in effect, a withdrawal will result in a larger deduction in the Protected Amount than with a lower Protected Percentage.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes : to or from certain trusts, or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract,

● the day a requested loan is processed,

● the date a full surrender is made under the Contract, or

● the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase an Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

Hypothetical sample calculations are in the attached APPENDIX: INVESTMENT BENEFIT SAMPLE CALCULATIONS. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

PACIFIC LIFE & ANNUITY, PACIFIC LIFE, AND THE SEPARATE ACCOUNT

Pacific Life & Annuity Company (PL&A)

PL&A is a life insurance company domiciled in Arizona. Our operations include life insurance, annuity and institutional products and various other insurance products and services.

Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Our affiliate, Pacific Select Distributors, LLC (PSD), serves as the principal underwriter (distributor) for the Contracts. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. We and PSD enter into selling agreements with broker-dealers whose financial professionals are authorized by the Superintendent of the New York State Department of Financial Services to sell the Contracts.

We may provide you with reports of our ratings both as an insurance company and as to our claims-paying ability with respect to our General Account assets.

Pacific Life

Pacific Life Insurance Company administers the policies sold under this Prospectus. Pacific Life’s executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Separate Account A

Separate Account A is a separate account of ours, and is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a type of investment company called a “unit investment trust.”

Obligations arising under your Contract are our general corporate obligations. We are also the legal owner of the assets in the Separate Account. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The assets of the Separate Account may not be used to pay any liabilities of ours other than those arising from the Contracts. We are obligated to pay all amounts promised to investors under the Contracts.

We may invest money in the Separate Account in order to commence its operations and for other purposes, but not to support contracts other than variable annuity contracts. A portion of the Separate Account’s assets may include accumulations of charges we make against the Separate Account and investment results of assets so accumulated. These additional assets are ours and we may transfer them to our General Account at any time; however, before making any such transfer, we will consider any possible adverse impact the transfer might have on the Separate Account. Subject to applicable law, we reserve the right to transfer our assets in the Separate Account to our General Account.

Information regarding the Funds available through the Separate Account, including the Fund name, investment objective, the investment adviser and any sub-adviser, current expenses, and performance is available in an appendix to this Prospectus. See the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT. Each Fund has issued a prospectus that contains more detailed information about each Fund, and may be found www.PacificLife.com.

FEDERAL TAX ISSUES

The following summary of federal income tax issues is based on our understanding of current tax laws and regulations, which may be changed by legislative, judicial or administrative action. The summary is general in nature and is not intended as tax advice. Moreover, it does not consider any applicable foreign, state or local tax laws. We do not make any guarantee regarding the tax status, federal, foreign, state or local, of any Contract or any transaction involving the Contracts. Accordingly, you should consult a qualified tax advisor for complete information and advice before purchasing a Contract. Additional tax information is included in the More on Federal Tax Issues section in the SAI. We reserve the right to amend this Contract without the Owner’s consent to reflect any clarifications that may be needed or are appropriate to maintain its tax qualification or to conform this Contract to any applicable changes in the tax qualification requirements.

Diversification Requirements and Investor Control

Section 817(h) of the Code provides that the investments underlying a variable annuity must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract and qualify for tax deferral. We believe the underlying Variable Investment Options for the contract meet these requirements. Details on these diversification requirements appear in the Fund SAIs.

In addition, for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of investor control the contract owner would not derive the tax benefits normally associated with variable annuities. For more information regarding investor control, please refer to the contract SAI.

Advisory Fees

The IRS has recently issued a series of Private Letter Rulings regarding the tax treatment of advisory fees from Non-Qualified Contracts. Pursuant to these rulings, advisory fees paid from a Non-Qualified Contract, on or after January 1, 2020, are not treated as taxable distributions, and will not be reported, if the fee does not exceed an annual rate of 1.5% of the Contract Value and the fees are only used to pay for advisory fees related to the Contract. The fee withdrawal percentage will be determined at the time each fee is withdrawn. Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year, will be reportable and taxable in the calendar year withdrawn.

The recent Private Letter Rulings do not address Qualified Contracts. Based upon prior rulings, registered investment fees paid from Qualified Contracts are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Taxation of Annuities – General Provisions

Section 72 of the Code governs the taxation of annuities in general, and we designed the Contracts to meet the requirements of Section 72 of the Code. We believe that, under current law, the Contract will be treated as an annuity for federal income tax purposes if the Contract Owner is a natural person or an agent for a natural person, and that we (as the issuing insurance company), and not the Contract Owner(s), will be treated as the owner of the investments underlying the Contract. Accordingly, no tax should be payable by you as a Contract Owner as a result of any increase in Contract Value until you receive money under your Contract. You should, however, consider how amounts will be taxed when you do receive them. The following discussion assumes that your Contract will be treated as an annuity for federal income tax purposes.

Non-Qualified Contracts – General Rules

These general rules apply to Non-Qualified Contracts. As discussed below, however, tax rules may differ for Qualified Contracts and you should consult a qualified tax advisor if you are purchasing a Qualified Contract.

Taxes Payable

A Contract Owner is not taxed on the increases in the value of a Contract until an amount is received or deemed to be received. An amount could be received or deemed to be received, for example, if there is a partial distribution, a lump sum distribution, an Annuity payment or a material change in the Contract or if any portion of the Contract is transferred, pledged or assigned. See the Addition of Optional Rider or Material Change to Contract section below. Increases in Contract Value that are received or deemed to be received are taxable to the Contract Owner as ordinary income. Distributions of net investment income or capital gains that each Subaccount receives from its corresponding Fund are automatically reinvested in such Fund unless we, on behalf of the Separate Account, elect otherwise. As noted above, you will be subject to federal income taxes on the investment income from your Contract only when it is distributed to you.

Any taxable distribution of the investment income from your Contract may also be subject to a net investment income tax of 3.8%. This tax applies to various investment income such as interest, dividends, royalties, payments from annuities, and the disposition of property, but only to the extent a taxpayer’s modified adjusted gross income exceeds certain thresholds ($200,000 for individuals/$250,000 if married filing jointly). Please speak to your tax advisor about this tax.

Non-Natural Persons as Owners

If a contract is not owned or held by a natural person or as agent for a natural person, the contract generally will not be treated as an “annuity” for tax purposes, meaning that the contract owner will be subject to current tax on annual increases in Contract Value at ordinary income rates unless some other exception applies. Certain entities, such as some trusts, may be deemed to be acting as agents for natural persons. Corporations, including S corps, C corps, LLCs, partnerships and FLPs, and tax-exempt entities are non-natural persons that will not be deemed to be acting as agents for natural persons.

Addition of Optional Rider or Material Change to Contract

The addition of a rider to the Contract, or a material change in the Contract’s provisions, such as a change in Contract ownership or an assignment of the Contract, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause a taxable event or the Contract to lose certain grandfathered tax status. Please contact your tax advisor for more information.

Taxes Payable on Withdrawals Prior to the Annuity Date

Amounts you withdraw before annuitization, including amounts withdrawn from your Contract Value in connection with partial withdrawals for payment of any charges and fees, including advisory fees paid to your financial professional in excess of 1.5% of the Contract Value during a calendar year, will be treated first as taxable income to the extent that your Contract Value exceeds the aggregate of your Purchase Payments reduced by non-taxable amounts previously received (investment in the Contract), and then as non-taxable recovery of your Purchase Payments. Therefore, you include in your gross income the smaller of: a) the amount of the partial withdrawal, or b) the amount by which your Contract Value immediately before you receive the distribution exceeds your investment in the Contract at that time.

Exceptions to this rule are distributions in full discharge of your Contract (a full surrender) or distributions from contracts issued and investments made before August 14, 1982.

If at the time of a partial withdrawal your Contract Value does not exceed your investment in the Contract, then the withdrawal will not be includable in gross income and will simply reduce your investment in the Contract.

The assignment or pledge of (or agreement to assign or pledge) the value of the Contract for a loan will be treated as a withdrawal subject to these rules. You should consult your tax advisor for additional information regarding taking a partial or a full distribution from your Contract.

Multiple Contracts (Aggregation Rule)

Multiple Non-Qualified Contracts that are issued after October 21, 1988, by us or our affiliates to the same Owner during the same calendar year are treated as one Contract for purposes of determining the taxation of distributions (the amount includable in gross income under Code Section 72(e)) prior to the Annuity Date from any of the Contracts. A Contract received in a tax-free exchange under Code Section 1035 may be treated as a new Contract for this purpose. For Contracts subject to the Aggregation Rule, the values of the Contracts and the investments in the Contracts should be added together to determine the taxation under Code Section 72(e). Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. The Treasury Department has specific authority under Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for withdrawals prior to the Annuity Date through the serial purchase of Contracts or otherwise. As of the date of this Prospectus there are no regulations interpreting these aggregation provisions.

10% Tax Penalty Applicable to Certain Withdrawals and Annuity Payments

The Code provides that the taxable portion of a withdrawal or other distribution may be subject to a tax penalty equal to 10% of that taxable portion unless the withdrawal is:

● made on or after the date you reach age 59½,

● made by a Beneficiary after your death,

● attributable to your becoming disabled,

● any payments annuitized using a life contingent annuity option,

● attributable to an investment in the Contract made prior to August 14, 1982, or

● any distribution that is a part of a series of substantially equal periodic payments (Code Section 72(q) payments) made (at least annually) over your life (or life expectancy) or the joint lives (or life expectancies) of you and your designated beneficiary.

Additional exceptions may apply to certain Qualified Contracts (see Taxes Payable on Annuity Payments and the applicable Qualified Contracts).

Taxes Payable on Optional Rider Charges

It is our understanding that the charges relating to any optional rider are not subject to current taxation and we will not report them as such. However, Treasury or the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with Treasury Regulations or IRS guidance.

Distributions After the Annuity Date

After you annuitize, a portion of each annuity payment you receive under a Contract generally will be treated as a partial recovery of Investments (as used here, “Investments” means the aggregate Purchase Payments less any amounts that were previously received under the Contract but not included in income) and will not be taxable. (In certain circumstances, subsequent modifications to an initially-established payment pattern may result in the imposition of a tax penalty.) The remainder of each annuity payment will be taxed as ordinary income. However, after the full amount of aggregate Investments has been recovered, the full amount of each annuity payment will be taxed as ordinary income. Exactly how an annuity payment is divided into taxable and non-taxable portions depends on the period over which annuity payments are expected to be received, which in turn is governed by the form of annuity selected and, where a lifetime annuity is chosen, by the life expectancy of the Annuitant(s) or payee(s). Such a payment may also be subject to a tax penalty if taken prior to age 59½.

For periodic (annuity) payments, we will default your state tax withholding (as applicable) based upon the marital status and allowance(s) provided for your federal taxes or, if no withholding instructions are provided, we will default to your resident state’s prescribed withholding default (if applicable). Please consult with a tax advisor for additional information, including whether your resident state has a specific version of the W-4P form that should be submitted to us with state-specific income tax information.

Distributions to Beneficiary After Contract Owner’s Death

Generally, the same tax rules apply to amounts received by the Beneficiary as those that apply to the Contract Owner, except that the early withdrawal tax penalty does not apply. Thus, any annuity payments or lump sum withdrawal will be divided into taxable and non-taxable portions.

If death occurs after the Annuity Date, but before the expiration of a period certain option, the Beneficiary will recover the balance of the Investments as payments are made and may be allowed a deduction on the final tax return for the unrecovered Investments. A lump sum payment taken by the Beneficiary in lieu of remaining monthly annuity payments is not considered an annuity payment for tax purposes. The portion of any lump sum payment to a Beneficiary in excess of aggregate unrecovered Investments would be subject to income tax.

Contract Owner’s Estate

Generally, any amount payable to a Beneficiary after the Contract Owner’s death, whether before or after the Annuity Date, will be included in the estate of the Contract Owner for federal estate tax purposes. If the inclusion of the value of the Contract triggers a federal estate tax to be paid, the Beneficiary may be able to use a deduction called Income in Respect of Decedent (IRD) in calculating the income taxes payable upon receipt of the death benefit proceeds. In addition, designation of a non-spouse Beneficiary who either is 37½ or more years younger than a Contract Owner or is a grandchild of a Contract Owner may have Generation Skipping Transfer Tax (GSTT) consequences under section 2601 of the Code. You should consult with a qualified tax advisor if you have questions about federal estate tax, IRD, or GSTT.

Gifts of Annuity Contracts

Generally, gifts of Non-Qualified Contracts prior to the annuity start date will trigger tax reporting to the donor on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% early withdrawal tax penalty and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce, or transfers to and from a trust acting as agent for the Owner or the Owner’s spouse.

Tax Withholding for Non-Qualified Contracts

Unless you elect to the contrary, any amounts you receive under your Contract that are attributable to investment income will be subject to withholding to meet federal income tax obligations. For nonperiodic distributions, you will have the option to provide us with withholding information at the time of your withdrawal request. If you do not provide us with withholding information, we will generally withhold 10% of the taxable distribution amount and remit it to the IRS. For periodic (annuity) payments, the rate of withholding will be determined on the basis of the withholding information you provide to us. If you do not provide us with withholding information, we are required to determine the Federal income tax withholding according to the then current defaults for marital status and number of exemptions. State and local withholding may apply different defaults and will be determined by applicable law.

Please call us at (800) 748-6907 with any questions about the required withholding information.

Tax Withholding for Non-resident Aliens or Non U.S. Persons

Taxable distributions to Contract Owners who are non-resident aliens or other non U.S. persons are generally subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. Prospective foreign owners are advised to consult with a tax advisor regarding the U.S., state and foreign tax treatment of a Contract. Currently, we require all Contract Owners to be a U.S. person (citizen) or a U.S. resident alien.

Exchanges of Non-Qualified Contracts (1035 Exchanges)

You may make your initial or an additional Purchase Payment through an exchange of an existing annuity contract or endowment life insurance contract pursuant to Section 1035 of the Code (a 1035 exchange). The exchange can be effected by completing the Transfer/ Exchange form, indicating in the appropriate section of the form that you are making a 1035 exchange and submitting any applicable Regulation 60 paperwork. The form is available by calling your financial professional, by calling us at (800) 748-6907, or on our website at www.PacificLife.com. Once completed, the form should be mailed to us. If you are making an initial Purchase Payment, a completed Contract application should also be attached.

A post-death 1035 exchange of Non-Qualified assets may be available for beneficiaries who have elected to receive lifetime payments under Section 72(s) of the Code. Note that we reserve the right to restrict the maximum issue age for this type of transaction. Additionally, we will not accept additional purchase payments or allow a change in ownership (including collateral assignment requests) for a Contract issued via a post-death 1035 exchange of Non-Qualified assets.

In general terms, Section 1035 of the Code provides that no gain or loss is recognized when you exchange one annuity or life insurance contract for another annuity contract. Transactions under Section 1035, however, may be subject to special rules and may require special procedures and record keeping, particularly if the exchanged annuity contract was issued prior to August 14, 1982. You should consult your tax advisor prior to affecting a 1035 exchange.

Partial 1035 Exchanges and Annuitization

A partial exchange is the direct transfer of only a portion of an existing annuity’s Contract Value to a new annuity contract. Under Rev. Proc. 2011-38 a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 calendar days after the partial 1035 exchange. Any distribution taken during the 180 calendar days may jeopardize the tax-free treatment of the partial exchange. Such determination will be made by the IRS, using general tax principals, to determine the substance, and thus the treatment of the transaction. In addition, annuity payments that are based on one or more lives or for a period of 10 or more years (as described in Code Section 72(a)(2)) will not be treated as a distribution from either the old or new contract when determining whether the tax treatment described in Rev. Proc. 2011-38 will apply. Rev. Proc. 2011-38 applies to partial exchanges and partial annuitizations on or after October 24, 2011.

You should consult your tax advisor prior to affecting a partial 1035 exchange or a partial annuitization.

Impact of Federal Income Taxes

In general, in the case of Non-Qualified Contracts, if you are an individual and expect to accumulate your Contract Value over a relatively long period of time without making significant withdrawals, there may be federal income tax advantages in purchasing such a Contract. This is because any increase in Contract Value is not subject to current taxation. Income taxes are deferred until the money is withdrawn, at which point taxation occurs only on the gain from the investment in the Contract. With income taxes deferred, you may accumulate more money over the long term through a variable annuity than you may through non-tax-deferred investments. The advantage may be greater if you decide to liquidate your Contract Value in the form of monthly annuity payments after your retirement, or if your tax rate is lower at that time than during the period that you held the Contract, or both.

When withdrawals or distributions are taken from the variable annuity, the gain is taxed as ordinary income. This may be a potential disadvantage because money that had been invested in other types of assets may qualify for a more favorable federal tax rate. For example, the tax rate applicable both to the sale of capital gain assets held more than 1 year and to the receipt of qualifying dividends by individuals is a maximum of 20% (as low as 0% for lower-income individuals). In contrast, an ordinary income tax rate of up to

37% applies to taxable withdrawals on distributions from a variable annuity. Also, withdrawals or distributions taken from a variable annuity prior to attaining age 59½ may be subject to a tax penalty equal to 10% of the taxable portion, although exceptions to the tax penalty may apply.

An owner of a variable annuity cannot deduct or offset losses on transfers to or from Subaccounts, or at the time of any partial withdrawals. Additionally, if you surrender your Contract and your Net Contract Value is less than the aggregate of your investments in the Contract (reduced by any previous non-taxable distributions), you cannot deduct the ordinary income loss as a miscellaneous itemized deduction subject to the 2% floor of AGI. This provision of the 2017 Tax Cuts and Jobs Act is effective for taxable years beginning after December 31, 2017 and sunsets after 2025. Consult with your tax advisor regarding the impact of federal income taxes on your specific situation.

Taxes on Pacific Life & Annuity Company

Although the Separate Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Separate Account are taxed as part of our operations. No charge is made against the Separate Account for our federal income taxes (excluding the charge for premium taxes), but we will review, periodically, the question of charges to the Separate Account or your Contract for such taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Separate Account or to our operations with respect to your Contract, or attributable, directly or indirectly, to investments in your Contract.

Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contract or the Separate Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon us that are attributable to the Separate Account or to our operations with respect to your Contract may result in a corresponding charge against the Separate Account or your Contract.

Given the uncertainty of future changes in applicable federal, state or local tax laws, we cannot appropriately describe the effect a tax law change may have on taxes that would be attributable to the Separate Account or your Contract.

Qualified Contracts – General Rules

The Contracts are available to a variety of Qualified Plans and IRAs. Tax restrictions and consequences for Contracts under each type of Qualified Plan and IRAs differ from each other and from those for Non-Qualified Contracts. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans and IRAs. Participants under such Qualified Plans, as well as Contract Owners, Annuitants and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

Tax Deferral

It is important to know that Qualified Plans such as 401(k)s, as well as IRAs, are already tax-deferred. Therefore, an annuity contract should be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Other benefits of using a variable annuity to fund a Qualified Plan or an IRA include the lifetime income options, guaranteed death benefit options and the ability to transfer among Investment Options. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan or IRA.

Taxes Payable

Generally, amounts received from Qualified Contracts are taxed as ordinary income under Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions (if any). Amounts you withdraw before annuitization, including amounts withdrawn from your Contract Value in connection with partial withdrawals for payment of any charges and fees, will be treated as ordinary income. Different rules apply for Roth IRAs. Consult your tax advisor before requesting a distribution from a Qualified Contract.

10% Tax Penalty for Early Withdrawals

Generally, distributions from IRAs and Qualified Plans that occur before you attain age 59½ are subject to a 10% tax penalty imposed on the amount of the distribution that is includable in gross income, with certain exceptions. These exceptions include distributions:

● made to a beneficiary after the owner’s/participant’s death,

● attributable to the owner/participant becoming disabled under Section 72(m)(7),

● that are part of a series of substantially equal periodic payments (also referred to as SEPPs or 72(t) payments) made (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary, and commence after you have separated from service (if payments are made from a qualified retirement plan),

● for certain higher education expenses (IRAs only),

● used to pay for certain health insurance premiums or medical expenses (IRAs only),

● for costs related to the purchase of your first home (IRAs only), and

● (except for IRAs) made to an employee after separation from service if the employee separates from service during or after the calendar year in which he or she attains age 55 (or age 50 in the case of a qualified public safety employee).

Tax Withholding for Qualified Contracts

Distributions from a Contract under a Qualified Plan (not including an individual retirement annuity subject to Code Section 408 or Code Section 408A) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, that are permitted to be rolled over to an eligible retirement plan, are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts in cash to another Qualified Plan or a traditional IRA.

Distributions that are not an eligible rollover distribution include:

● any distribution that is a minimum distribution required under the Code, which includes any annuity payment made on or after January 1 of the year you turn age 72 (or 70 ½ if born prior to July 1, 1949);

● any portion of the distribution that is not includable in gross income because it is a return of any after-tax contributions;

● any distribution that is part of a series of substantially equal periodic payments made over your life or the lives or you and your designated beneficiary, or made for fixed period of at least 10 years.

The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to 10% federal withholding unless the distributee elects not to have withholding apply.

For periodic (annuity) payments, the rate of withholding will be determined on the basis of the withholding information you provide to us. If you do not provide us with withholding information, we are required to determine the Federal income tax withholding according to the then current defaults for marital status and number of exemptions. State and local withholding may apply different defaults and will be determined by applicable law.

IRAs and Other Qualified Contracts with Optional Benefit Riders

As of the date of this Prospectus, there are special considerations for purchases of any optional living or death benefit riders. Treasury Regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these Regulations do not prohibit the living or death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, SEP IRA or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has living or death benefit riders and is issued as a Traditional IRA, Roth IRA, SEP IRA or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

Similarly, section 401 plans, section 403(b) annuities and IRAs (but not Roth IRAs) can only offer incidental death benefits. The IRS could take the position that the enhanced death benefits provided by optional benefit riders are not incidental. In addition, to the extent that the optional benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

It is our understanding that the charges relating to the optional benefit riders are not subject to current taxation and we will not report them as such. However, Treasury or the IRS may determine that these charges should be treated as partial withdrawals subject to current income taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with Treasury Regulations or IRS guidance.

Required Minimum Distributions

Treasury Regulations provide that you cannot keep assets in Qualified Plans or IRAs indefinitely. Eventually they are required to be distributed; at that time (the Required Beginning Date (RBD)), Required Minimum Distributions (RMDs) are the amount that must be distributed each year. The information below is for Qualified Contracts held in either a Qualified Plan, or IRA, prior to the annuity start date.

Under Section 401 of the Code (for Qualified Plans) and Section 408 of the Code (for IRAs), the entire interest under the Contract must be distributed to the Owner/Annuitant no later than the Owner/Annuitant’s RBD, or distributions over the life of the Owner/Annuitant (or the Owner/Annuitant and his beneficiary) must begin no later than the RBD.

The RBD for distributions from a Qualified Contract maintained for an IRA under Section 408 of the Code is generally April 1 of the calendar year following the year in which the Owner/Annuitant reaches age 72 (or 70½ if born prior to July 1, 1949). The RBD for a Qualified Contract maintained for a qualified retirement or pension plan under Section 401 of the Code or a Section 403(b) annuity is April 1 of the calendar year following the later of the year in which the Owner/Annuitant reaches age 72 (or 70½ if born prior to July 1, 1949), or, if the plan so provides, the year in which the Owner/Annuitant retires. There is no RBD for a Roth IRA maintained pursuant to Section 408A of the Code.

The Treasury Regulations require that all IRA holders and Qualified Plan Participants (with one exception discussed below) use the Uniform Lifetime Table to calculate their RMDs.

The Uniform Lifetime Table is based on a joint life expectancy and uses the IRA owner’s actual age and assumes that the beneficiary is 10 years younger than the IRA owner. Note that under these Regulations, the IRA owner does not need to actually have a named beneficiary when they reach the RBD.

The exception noted above is for an IRA owner who has a spouse, who is more than 10 years younger, as the sole beneficiary on the IRA. In that situation, the spouse’s actual age (and life expectancy) will be used in the joint life calculation.

Required Minimum Distributions for Beneficiaries

For Owner/Annuitants who died prior to January 1, 2020, their designated beneficiaries calculate RMDs using the Single Life Table (Table I, Appendix B, Publication 590-B, Distributions from Individual Retirement Arrangements (IRAs)). The table provides a life expectancy factor based on the beneficiary’s age. The account balance is divided by this life expectancy factor to determine the first RMD. The life expectancy is reduced by one for each subsequent year.

For Owner/Annuitants who die after December 31, 2019, the RMD rules for beneficiaries who inherit an account or IRA are different depending on whether the beneficiary is an “eligible designated beneficiary” or not. An eligible designated beneficiary includes a surviving spouse, a disabled individual, a chronically ill individual, a minor child, or an individual who is not more than 10 years younger than the account owner. Certain trusts created for the exclusive benefit of disabled or chronically ill beneficiaries are included. These eligible designated beneficiaries may take their distributions over the beneficiary's life expectancy. However, minor children must still take remaining distributions within 10 years of reaching age 21. Additionally, a surviving spouse beneficiary may delay commencement of distributions until the later of the end of the year that the Owner/Annuitant would have attained age 72, or the surviving spouse’s RBD.

Designated beneficiaries, who are not an eligible designated beneficiary, must withdraw the entire account by the 10th calendar year following the death of the Owner/Annuitant. IRS and Treasury have released proposed regulations that require a beneficiary to take distributions “at least as rapidly” as the Owner/Annuitant did after his RBD and had begun receiving minimum distributions. These proposed regulations require the beneficiary to continue receiving distributions during the 10 years following the Owner/Annuitant’s death. Please consult your tax advisor for more information about these new proposed regulations and the impact they may have on your situation.

Non-designated beneficiaries must withdraw the entire account within 5 years of the Owner/Annuitant’s death if distributions have not begun prior to death. For IRA distributions, see Publication 590-B, Distribution from Individual Retirement Arrangements (IRAs).

The CARES Act waived RMDs for 2020. This waiver applies to the Owner/Annuitant, as well as to the Beneficiary of an Inherited IRA. If a Beneficiary was subject to the 5 year rule, he or she can now waive the distribution for 2020, effectively taking distributions over a 6-year period rather than a 5-year period.

Actuarial Value

In accordance with Treasury Regulations, RMDs and Roth IRA conversions may be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the Contract. As a result, RMDs and taxes due on Roth IRA Conversions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

RMDs and Annuity Options

For retirement plans that qualify under Section 401 or 408 of the Code, the period elected for receipt of RMDs as annuity payments under Annuity Options 2 and 4 generally may be:

● no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 (or 70½ if born prior to July 1, 1949), and

● must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant, and

● may be further limited to comply with the RMD requirements for beneficiaries (e.g., the 10-year rule).

Under Annuity Option 3, if the Beneficiary is not the Annuitant’s spouse and is more than 10 years younger than the Annuitant, the 66 2/3% and 100% elections specified below may not be available. The restrictions on options for retirement plans that qualify under Sections 401 and 408 also apply to a retirement plan that qualifies under Code Section 403(b) with respect to amounts that accrued after December 31, 1986.

Annuity payments made on or after January 1st of the year the Owner/Annuity turns 72 (or 70½ if born prior to July 1, 1949) are considered RMDs and are therefore not eligible rollover distributions. The Owner/Annuitant may not request a direct or indirect rollover of any annuity payment made on or after this date.

In order to comply with RMD regulations, some riders or benefits may not be available for your Contract.

Loans

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise loans from us are not permitted. You may request a loan from us, using your Contract Value as your only security if yours is a Qualified Contract that is:

● not subject to Title 1 of ERISA,

● issued under Section 403(b) of the Code, and

● issued under a Plan that permits Loans (a “Loan Eligible Plan”).

We urge you to consult with a qualified tax advisor prior to effecting any loan transaction under your Contract. See ADDITIONAL INFORMATION – Loans and More on Federal Tax Issues – Loans in the SAI for more information on loans.

IRAs and Qualified Plans

The following is only a general discussion about types of IRAs and Qualified Plans for which the Contracts may be available. We are not the administrator of any Qualified Plan. The plan administrator and/or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, Beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, Annuitant, or Beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. The Qualified Plan (the plan administrator or the custodian) is required to provide us with information regarding individuals with signatory authority on the Contract(s) owned. If you are purchasing a Qualified Contract, you should consult with your plan administrator and/or a qualified tax advisor. You should also consult with a qualified tax advisor and/or plan administrator before you withdraw any portion of your Contract Value.

Individual Retirement Annuities (“IRAs”)

In addition to “traditional” IRAs established under Code Section 408, there are SEP IRAs under Code Section 408(k), Roth IRAs governed by Code Section 408A and SIMPLE IRAs established under Code Section 408(p). Also, Qualified Plans under Section 401 or 403(b) of the Code that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA and other Qualified Plans.

Traditional IRAs

Traditional IRAs are subject to limitations on the amount that may be contributed each year, the persons who may be eligible to contribute, when rollovers are available and when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis.

Annual contributions are generally allowed for persons who have compensation (as defined by the Code) of at least the contribution amount. Distributions of minimum amounts specified by the Code and Treasury Regulations must commence by April 1 of the calendar year following the calendar year in which you attain age 72 (or 70½ if born prior to July 1, 1949). Failure to make mandatory minimum distributions may result in imposition of a 50% tax penalty on any difference between the required distribution amount and the amount actually distributed. Additional distribution rules apply after your death.

You (or your surviving spouse if you die) may rollover funds (such as proceeds from existing insurance policies, annuity contracts or securities) from certain existing Qualified Plans into your traditional IRA if those funds are in cash. This will require you to liquidate any value accumulated under the existing Qualified Plan. Mandatory withholding of 20% may apply to any rollover distribution from your existing Qualified Plan if the distribution is not transferred directly to your traditional IRA. To avoid this withholding you may wish to have cash transferred directly from the insurance company or plan trustee to your traditional IRA.

SIMPLE IRAs

The Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE Plan”) is a type of IRA established under Code Section 408(p)(2). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each participant of the SIMPLE Plan. Like other IRAs, a 10% tax penalty is imposed on certain distributions that occur before an employee attains age 59½. In addition, the tax penalty is increased to 25% for amounts received or rolled to another IRA or Qualified Plan during the 2-year period beginning on the date an employee first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by their employer. Contributions to a SIMPLE IRA will generally include employee salary deferral contributions and employer contributions. Distributions from a SIMPLE IRA may be transferred to another SIMPLE IRA tax free or may be eligible for tax free rollover to a traditional IRA, a 403(b) or other Qualified Plan after the required 2-year period.

SEP-IRAs

A Simplified Employee Pension (SEP) is an employer sponsored retirement plan under which employers are allowed to make contributions toward their employees’ retirement, as well as their own retirement (if the employer is self-employed). A SEP is a type of IRA established under Code Section 408(k). Under a SEP, a separate IRA account called a SEP-IRA is set up by or for each eligible employee and the employer makes the contribution to the account. Like other IRAs, a 10% tax penalty is imposed on certain distributions that occur before an employee attains age 59½.

Roth IRAs

Section 408A of the Code permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amount that may be contributed and the persons who may be eligible to contribute and are subject to certain required distribution rules on the death of the Contract Owner. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA must be distributed by the end of the fifth year after the death of the Contract Owner/Annuitant or distributed over the life expectancy of the Designated Beneficiary. The owner of a traditional IRA may convert a traditional IRA into a Roth IRA under certain circumstances. The conversion of a traditional IRA to a Roth IRA will subject the amount of the converted traditional IRA to federal income tax. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax advisor.

In accordance with recent changes in laws and regulations, at the time of either a full or partial conversion from a Traditional IRA annuity to a Roth IRA annuity, the determination of the amount to be reported as income will be based on the annuity contract’s “fair market value”, which will include all front-end loads and other non-recurring charges assessed in the 12 months immediately preceding the conversion, and the actuarial present value of any additional contract benefits.

One IRA Rollover Per Year

Effective January 1, 2015, the IRS will only permit a taxpayer to complete one 60-day indirect IRA-to-IRA rollover per 12 month period. This means that a taxpayer could not make a 60-day indirect IRA-to-IRA rollover if he or she had made such a rollover involving any of the taxpayer's IRAs in the preceding 1-year period. The limit will apply by aggregating all of the individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This rule does not affect the ability of an IRA owner to transfer funds from one IRA trustee directly to another, because such a transfer is not a rollover (but rather a direct transfer) and therefore, is not subject to the one-rollover-per-year limitation of Code Section 408(d)(3)(B). For additional information, see IRS Announcements 2014-15 and 2014-32. Always confirm with your own tax advisor whether this rule impacts your circumstances.

401(k) Plans; Pension and Profit-Sharing Plans

Qualified Plans may be established by an employer for certain eligible employees under Section 401 of the Code. These plans may be 401(k) plans, profit-sharing plans, or other pension or retirement plans. Contributions to these plans are subject to limitations. Rollover to other eligible plans may be available. Please consult your Qualified Plans Summary Plan description for more information.

Tax Sheltered Annuities (“TSAs”)

Employees of certain tax-exempt organizations, such as public schools or hospitals, may defer compensation through an eligible plan under Code Section 403(b). Salary deferral amounts received from employers for these employees are excludable from the employees’ gross income (subject to maximum contribution limits). Distributions under these Contracts must comply with certain limitations as to timing, or result in tax penalties. Distributions from amounts contributed to a TSA pursuant to a salary reduction arrangement, may be made from a TSA only upon attaining age 59½, severance from employment, death, disability, or financial hardship. Code Section 403(b) annuity distributions can be rolled over to other Qualified Plans in a manner similar to those permitted by Qualified Plans that are maintained pursuant to Section 401 of the Code.

In accordance with Code Section 403(b) and the regulations, we are required to provide information regarding contributions, loans, withdrawals, and hardship distributions from your Contract to your 403(b) employer or an agent of your 403(b) employer, upon request. In addition, prior to processing your request for certain transactions, we are required to verify certain information about you with your 403(b) employer (or if applicable, former 403(b) employer) which may include obtaining authorization from either your employer or your employer’s third party administrator.

ADDITIONAL INFORMATION

Voting Rights

We are the legal owner of the shares of the Funds held by the Subaccounts. We may vote on any matter voted on at shareholders’ meetings of the Funds. However, our current interpretation of applicable law requires us to vote the number of shares attributable to your Variable Account Value (your “voting interest”) in accordance with your directions.

We will pass proxy materials on to you so that you have an opportunity to give us voting instructions for your voting interest. You may provide your instructions by proxy or in person at the shareholders’ meeting. If there are shares of a Fund held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as all other shares of that Fund held by that Subaccount for which we have received timely voting instructions. If we do not receive any voting instructions for the shares in a Separate Account, we will vote the shares in that Separate Account in the same proportion as the total votes for all of our separate accounts for which we’ve received timely instructions. If we hold shares of a Fund in our General Account, we will vote such shares in the same proportion as the total votes cast for all of our separate accounts, including Separate Account A. We will vote shares of any Fund held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates. As a result of proportional voting, the votes cast by a small number of Contract Owners may determine the outcome of a vote.

We may elect, in the future, to vote shares of the Funds held in Separate Account A in our own right if we are permitted to do so through a change in applicable federal securities laws or regulations, or in their interpretation.

The number of Fund shares that form the basis for your voting interest is determined as of the record date set by the Board of Trustees of the Fund. It is equal to:

● your Contract Value allocated to the Subaccount corresponding to that Fund, divided by

● the net asset value per share of that Fund.

Fractional votes will be counted. We reserve the right, if required or permitted by a change in federal regulations or their interpretation, to amend how we calculate your voting interest.

After your Annuity Date, if you have selected a variable annuity, the voting rights under your Contract will continue during the payout period of your annuity, but the number of shares that form the basis for your voting interest, as described above, will decrease throughout the payout period.

Loans

Certain Owners of Qualified Contracts may borrow against their Contracts. Otherwise, loans from us are not permitted. You may request a loan from us, using your Contract Value as your only security if yours is a Qualified Contract that is:

• not subject to Title 1 of ERISA,

• issued under Section 403(b) of the Code, and

• issued under a Plan that permits Loans (a “Loan Eligible Plan”).

You may have only one loan outstanding at any time. The minimum loan amount is $1,000. Your Contract Debt at the effective date of your loan may not exceed the lesser of:

● 50% of the amount available for withdrawal under this Contract (see WITHDRAWALS – Optional Withdrawals – Amount Available for Withdrawal), or

● $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

If your request for a loan is processed, you will be charged interest on your Contract Debt at a fixed annual rate equal to 5%. The amount held in the Loan Account to secure your loan will earn a return equal to an annual rate of 3%. The net amount of interest you pay on your loan will be 2% annually.

Interest charges accrue on your Contract Debt daily, beginning on the effective date of your loan. Interest earned on the Loan Account Value accrues daily beginning on the calendar day following the effective date of the loan, and those earnings will be transferred once a year to your Investment Options in accordance with your most recent allocation instructions. The Contract Debt is not available to pay for any Contract charges while in the Loan Account. Your loan, including principal and accrued interest, generally must be repaid in quarterly installments and loan repayments are not considered Purchase Payments.

Loans may have a negative impact on Contract Value and the Death Benefit as the amount held in the Loan Account will not be invested in the Variable Investment Options. Taking a loan while an optional living benefit rider is in effect will terminate your Rider. Work with your financial professional before taking a loan. For more information about loans, including the consequences of loans, loan procedures, loan terms and repayment terms, see Federal Tax Issues – Loans in the SAI.

We may change these loan provisions to reflect changes in the Code or interpretations thereof. We urge you to consult with a qualified tax advisor prior to effecting any loan transaction under your Contract.

Changes to Your Contract

Contract Owner(s) and Contingent Owner

Transfer of Contract ownership may involve federal income tax and/or gift tax consequences; you should consult a qualified tax advisor before effecting such a transfer. A change to or from joint Contract ownership is considered a transfer of ownership. If your Contract is Non-Qualified, you may change Contract ownership at any time while the Annuitant is living and prior to your Annuity Date. You may name a different Owner or add or remove a Joint Owner or Contingent Owner. A Contract cannot name more than two Contract Owners (either as Joint or Contingent Owners) at any time. Any newly-named Contract Owners, including Joint and/or Contingent Owners, must be under the age of 86 at the time of change or addition. Additionally, further age limitations may apply if the Contract was issued with an optional death benefit rider. The Contract Owner(s) may make all decisions regarding the Contract, including making allocation decisions and exercising voting rights. Transactions under a Contract with Joint Owners require approval from both Owners. In addition, Contract ownership changes may terminate certain optional living benefit riders. See the Termination subsection for a particular optional living benefit rider. Work with your financial professional prior to making any ownership changes.

If your Contract is Qualified under Code Section 401, the Qualified Plan must be the sole Owner of the Contract and the ownership cannot be changed unless and until a triggering event has been met under the terms of the Qualified Plan. Upon such event, the ownership can only be changed to the Annuitant. If your Contract is Qualified under Code Sections 408 and 403(b), you must be the sole Owner of the Contract and no changes can be made.

Annuitant and Contingent or Joint Annuitant

Your sole Annuitant cannot be changed, and Joint Annuitants cannot be added or changed, once your Contract is issued. Certain changes may be permitted in connection with Contingent Annuitants. See ANNUITIZATION – Selecting Your Annuitant. There may be limited exceptions for certain Qualified Contracts.

Beneficiaries

Your Beneficiary is the person(s) or entity who may receive death benefit proceeds under your Contract before the Annuity Date or any remaining annuity payments after the Annuity Date if the Annuitant or Owner dies. See the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS section for additional information regarding death benefit payouts. You may change or remove your Beneficiary or add Beneficiaries at any time prior to the death of the Annuitant or Owner, as applicable. Any change or addition will generally take effect only when we receive all necessary documents, In Proper Form, and we record the change or addition. Any change or addition will not affect any payment made or any other action taken by us before the change or addition was received and recorded. Under our administrative procedures, a signature guarantee and/or other verification of identity or authenticity may be required when processing a claim payable to a Beneficiary.

Spousal consent may be required to change an IRA Beneficiary. If you are considering removing a spouse as a Beneficiary, it is recommended that you consult your legal or tax advisor regarding any applicable state or federal laws prior to requesting the change. Qualified Contracts may have additional restrictions on naming and changing Beneficiaries. If your Contract was issued in connection with a Qualified Plan subject to Title I of ERISA, contact your Plan Administrator for details. We require that Contracts issued under Code Section 401 name the Plan as Beneficiary. If the Plan is unable to set up a trust account for Beneficiary payouts, we will pay the designated Plan Beneficiary under certain conditions. If you leave no surviving Beneficiary or Contingent Beneficiary, your estate will receive any death benefit proceeds under your Contract.

Changes to All Contracts

If, in the judgment of our management, continued investment by Separate Account A in one or more of the Funds becomes unsuitable or unavailable, we may seek to alter the Variable Investment Options available under the Contracts. We do not expect that a Fund will become unsuitable, but unsuitability issues could arise due to changes in investment policies, market conditions, tax laws, or due to marketing or other reasons.

Alterations of Variable Investment Options may take differing forms. We reserve the right to substitute shares of any Fund that were already purchased under any Contract (or shares that were to be purchased in the future under a Contract) with shares of another Fund, shares of another investment company or series of another investment company, or another investment vehicle. Required approvals of the SEC and the Superintendent of the New York State Department of Financial Services will be obtained before any such substitutions are effected, and you will be notified of any planned substitution.

We may add new Subaccounts to Separate Account A and any new Subaccounts may invest in Funds of a Fund or in other investment vehicles. Availability of any new Subaccounts to existing Contract Owners will be determined at our discretion. We will notify you, and will comply with the filing or other procedures established by the Superintendent of the New York State Department of Financial Services, to the extent required by applicable law. We also reserve the right, after receiving any required regulatory approvals, to do any of the following:

● cease offering any Subaccount;

● add or change designated investment companies or their funds, or other investment vehicles;

● add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account or any Subaccount;

● permit conversion or exchanges between funds and/or classes of contracts based on the Owners’ requests;

● add, remove or combine Subaccounts;

● combine the assets of any Subaccount with any other of our separate accounts or of any of our affiliates;

● register or deregister Separate Account A or any Subaccount under the 1940 Act;

● operate any Subaccount as a managed investment company under the 1940 Act, or any other form permitted by law;

● run any Subaccount under the direction of a committee, board, or other group;

● restrict or eliminate any voting rights of Owners with respect to any Subaccount or other persons who have voting rights as to any Subaccount;

● make any changes required by the 1940 Act or other federal securities laws;

● make any changes necessary to maintain the status of the Contracts as annuities under the Code;

● make other changes required under federal or state law relating to annuities;

● suspend or discontinue sale of the Contracts; and

● comply with applicable law.

Inquiries and Submitting Forms and Requests

You may reach our service representatives at (800) 748-6907 between the hours of 6:00 a.m. and 5:00 p.m., Pacific time on any Business Day.

Please send your forms and written requests or questions to our Service Center:

Pacific Life & Annuity Company

P.O. Box 2829

Omaha, Nebraska 68103-2829

If you are submitting a Purchase Payment or other payment by mail, please send it, along with your application if you are submitting one, to our Service Center at the following address:

Pacific Life & Annuity Company

P.O. Box 2736

Omaha, Nebraska 68103-2736

If you are using an overnight delivery service to send payments, please send them to our Service Center at the following address:

Pacific Life & Annuity Company

6750 Mercy Road, RSD

Omaha, Nebraska 68106

The effective date of certain notices or of instructions is determined by the date and time on which we receive the notice or instructions In Proper Form. In those instances when we receive electronic transmission of the information on the application from your financial professional’s broker-dealer firm and our administrative procedures with your broker-dealer so provide, we consider the application to be received on the Business Day we receive the transmission. In those instances when information regarding your Purchase Payment is electronically transmitted to us by the broker-dealer, we will consider the Purchase Payment to be received by us on the Business Day we receive the transmission of the information. Please call us if you or your financial professional have any questions regarding which address you should use.

We reserve the right to process any Purchase Payment received at an incorrect address when it is received at either the address indicated in your Contract specification pages or the appropriate address indicated in the Prospectus.

Purchase Payments after your initial Purchase Payment, loan requests, transfer requests, loan repayments and withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will be effective at the end of the same Business Day that we receive them In Proper Form unless the transaction or event is scheduled to occur on another Business Day. Generally, whenever you submit any other form, notice or request, your instructions will be effective on the next Business Day after we receive them In Proper Form unless the transaction or event is scheduled to occur on another Business Day. We may also require, among other things, a signature guarantee or other verification of authenticity. We do not generally require a signature guarantee unless it appears that your signature may have changed over time or the signature does not appear to be yours; or an executed application or confirmation of application, as applicable, In Proper Form is not received by us; or, to protect you or us. Requests regarding death benefit proceeds must be accompanied by both proof of death and instructions regarding payment In Proper Form. You should call your financial professional or us if you have questions regarding the required form of a request.

Telephone and Electronic Transactions

You are automatically entitled to make certain transactions by telephone or, to the extent available, electronically. You may also authorize other people to make certain transaction requests by telephone or, to the extent available, electronically by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines may be busy or access to our website may be unavailable during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the Internet may be out of service or unavailable during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, on any Business Day will usually be effective at the end of that day, and we will provide you confirmation of each telephone or electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated by telephone or electronically are genuine. These procedures may require any person requesting a telephone or electronic transaction to provide certain personal identification upon our request. We may also record all or part of any telephone conversation with respect to transaction instructions. We reserve the right to deny any transaction request made by telephone or electronically. You are authorizing us to accept and to act upon instructions received by telephone or electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor any Fund, or any of their directors, trustees, officers, employees or agents will be liable for any loss, liability, cost or expense (including attorneys’ fees) in connection with requests that we believe to be genuine. This policy means that so long as we comply with our procedures, you will bear the risk of loss arising out of the telephone or electronic transaction privileges of your Contract. If a Contract has Joint Owners, each Owner may individually make telephone and/or electronic transaction requests.

The authorization to make transactions by telephone or, to the extent available, electronically, will terminate when we receive notification of your death, and telephone or electronic transactions will no longer be accepted.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all contract documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. For jointly owned contracts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

● There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

● You should provide a current e-mail address and notify us promptly when your e-mail address changes.

● You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

● You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

● For jointly owned contracts, all information will be provided to the e-mail address that is provided to us.

● Electronic delivery will be cancelled if e-mails are returned undeliverable.

● This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please call (800) 748-6907 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

Timing of Payments and Transactions

For withdrawals including exchanges under Code Section 1035 and other Qualified transfers, from the Variable Investment Options or for death benefit payments attributable to your Variable Account Value, we will normally send the proceeds within 7 calendar days after your request is effective or after the Notice Date, as the case may be. We will normally effect periodic annuity payments on the day that corresponds to the Annuity Date and will make payment on the following Business Day. Payments or transfers may be suspended for a longer period under certain extraordinary circumstances. These include: a closing of the New York Stock Exchange other than on a regular holiday or weekend; a trading restriction imposed by the SEC; or an emergency declared by the SEC. Payments (including fixed annuity payments), withdrawals or transfers from the General Account may be delayed for up to six months after the request is effective.

Confirmations, Statements and Other Reports to Contract Owners

Confirmations will be sent out for unscheduled Purchase Payments and transfers, loans, loan repayments, unscheduled partial withdrawals, a full withdrawal and optional living benefit rider Automatic or Owner Elected Resets/Step-Ups. Periodically, we will send you a statement that provides certain information pertinent to your Contract. These statements disclose Contract Value, Subaccount values, fees and charges applied to your Contract Value, transactions made and specific Contract data that apply to your Contract. Confirmations of your transactions under the pre-authorized investment program, dollar cost averaging, earnings sweep, portfolio rebalancing, and pre-authorized withdrawal options will appear on your quarterly account statements. Your fourth-quarter statement will contain annual information about your Contract Value and transactions. You may also access these statements online.

If you suspect an error on a confirmation or quarterly statement, you must notify us in writing as soon as possible, preferably within 30 calendar days of receiving the transaction confirmation or, if the transaction is first confirmed on the quarterly statement, within 30 calendar days of receiving the quarterly statement. When you write, tell us your name, contract number and a description of the suspected error.

You will also be sent an annual and semi-annual report (shareholder reports) for the Funds and a list of the securities held in each Funds, as required by the 1940 Act; or more frequently if required by law.

Contract Owner Mailings. To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of Contract Owner documents (such as the prospectus, supplements, announcements, and each annual and semi-annual report) may be mailed to Contract Owners who share the same household address (Householding). If you are already participating, you may opt out by contacting us. Please allow 30 calendar days for regular delivery to resume. You may also elect to participate in Householding by writing or calling us. The current documents are available on our website any time or an individual copy of any of these documents may be requested – see the last page of this Prospectus for more information.

Distribution Arrangements

PSD, a broker-dealer and our affiliate, pays various forms of compensation to broker-dealers (including other affiliates) that solicit applications for the Contracts. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Contracts. Broker-dealers will receive no commissions from PSD based either on Purchase Payments or on Account Value.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker-dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited financial professionals and other employees, payments for travel expenses, including lodging, incurred by financial professionals and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, or promotions in which participating firms and their salespersons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to financial professionals of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and financial professional market the Contracts.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates may be more or less than the overall compensation on similar or other products. This may influence your financial professional or broker-dealer to present this Contract over other investment vehicles available in the marketplace. You may ask your financial professional about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Contract.

Service Arrangements

We have entered into services agreements with certain Funds, or Fund affiliates, which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Funds purchased by us at Contract Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.25% and each Fund (or Fund affiliate) may not pay the same annual percentage (some may pay significantly less). Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Contracts.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Fund Insurance Series portfolio (Class 4 and Class P2) held by our separate accounts. BlackRock Distributors, Inc. pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. Fidelity Distributors Corporation pays us for each Fidelity® Variable Insurance Products Fund portfolio (Service Class and Service Class 2) held by our separate accounts. First Trust Variable Insurance Trust and First Trust Advisors L.P. pay us for each First Trust Variable Insurance Trust portfolio (Class I) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2 and Class 4) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Ivy Distributors, Inc. pays us for each Ivy Variable Insurance Portfolio (Class II) held by our separate accounts. Janus Henderson Investors US LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. JPMorgan Investment Management Inc. pays us for each JPMorgan Insurance Trust portfolio (Class 2) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable

Equity Trust portfolio (Class II) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (Class S) held by our separate accounts. Pacific Investment Management Company LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC, pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Class S) held by our separate accounts.

Replacement of Life Insurance or Annuities

The term “replacement” has a special meaning in the life insurance industry and is described more fully below. Before you make your purchase decision, we want you to understand how a replacement may impact your existing plan of insurance.

A policy “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Reinstatements

If we are the issuer of a Contract that is being replaced, we will reinstate the original Contract within 60 calendar days of the date of delivery of the replacing contract if the Owner decides to keep the original Contract and:

● we receive notification that the replacing contract has been cancelled, including the date of cancellation, and

● the replacing insurer processes a check and forwards it to us.

The original Contract will be reinstated with its original provisions and the amount of the check will be credited to the Contract on the date that all requirements are received In Proper Form. If any charges or fees were deducted from the Contract Value at the time the Contract was replaced, these charges and fees will be credited to the Contract at the time of the reinstatement. Any charges or fees that were scheduled to be processed between the date that the Contract was replaced and the date we completed the reinstatement will be assessed upon completion of the reinstatement processing.

Financial Statements

PL&A’s financial statements and the financial statements of Separate Account A are contained in the Statement of Additional Information.

THE GENERAL ACCOUNT

We have contracted with Pacific Life to manage our General Account assets, subject to investment policies, objectives, directions, and guidelines established by our Board. You will not share in the investment experience of General Account assets. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Any guarantees provided for under the contract or through optional riders are backed by and subject to our financial strength and claims-paying ability. You must look to the strength of the insurance company with regard to such guarantees. Payments (including fixed annuity payments), withdrawals or transfers from the General Account (including any fixed-rate General Account Investment Option) may be delayed for up to six months after the request is effective.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at PacificLife.com/Prospectuses. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund Class II; American Century Investment Management, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management CompanySM	[ ]%	[ ]%	[ ]%	[ ]%
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.

	American Funds IS Capital Income Builder® Class 4; Capital Research and Management CompanySM	[ ]% [1]	[ ]%	[ ]%	[ ]
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management CompanySM	[ ]%	[ ]%	[ ]%	[ ]%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Provide long-term growth of capital.	American Funds IS Global Small Capitalization Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management CompanySM	[ ]%	[ ]%	[ ]%	[ ]%
Provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management CompanySM	[ ]%	[ ]%	[ ]%	[ ]%
Provide long-term growth of capital.	American Funds IS International Fund Class 4; Capital Research and Management CompanySM	[ ]%	[ ]%	[ ]%	[ ]%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management CompanySM	[ ][1]	[ ]%	[ ]%	[ ]%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management CompanySM	[ ]%[1]	[ ]%	[ ]%	[ ]%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management CompanySM	[ ][1]	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	[ ][1]	[ ]%	[ ]%	[ ]%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio – Class II; Legg Mason Partners Fund Advisor, LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy Class II; Delaware Management Company	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks to provide capital growth and appreciation.	Delaware Ivy VIP Energy Class II; Delaware Management Company	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Co. LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Co. LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Co. LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Co. LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks to maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio Class I; First Trust Advisors L.P.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	[ ]%[1]	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund Series II; Invesco Advisers, Inc.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	[ ]%	[ ]%	[ ]%	[ ]%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks to maximize long-term total return.	JPMorgan Insurance Trust Global Allocation Portfolio Class 2; J.P. Morgan Investment Management Inc.	[ ]%[1]	[ ]%	[ ]%	N/A
Seeks to maximize income while maintaining prospects for capital appreciation.	JPMorgan Insurance Trust Income Builder Portfolio Class 2; J.P. Morgan Investment Management Inc.	[ ]%[1]	[ ]%	[ ]%	N/A
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Portfolio Class VC; Lord, Abbett & Co., LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Total Return Portfolio Class VC; Lord, Abbett & Co., LLC	[ ]%	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Utilities Series – Service Class; Massachusetts Financial Services Company	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital and income generation.	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio Class S; Neuberger Berman Investment Advisers LLC	[ ]%[1]	[ ]%	[ ]%	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Asset Management LLC)	[ ]%	[ ]%	[ ]%	N/A
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D (formerly called PSF DFA Balanced Allocation Class D); Pacific Life Fund Advisors LLC	[ ]%[1]	[ ]%	[ ]%	N/A
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Western Asset Management Company, LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC.)	[ ]%[1]	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Invesco Advisers, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	[ ]%	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%[1]	N/A	N/A	N/A
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%[1]	N/A	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Asset Management LLC)	[ ]%	[ ]%	[ ]%	N/A
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	[ ]%[1]	N/A	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Asset Management LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	[ ]%	[ ]%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	[ ]%	[ ]%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	[ ]%	[ ]%	[ ]%	[ ]%

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Managed Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Scout Investments, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Delaware Investments Fund Advisers)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	[ ]%	[ ]%	[ ]%	[ ]%
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	[ ]%[1]	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (AllianceBernstein L.P)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (American Century Investment Management, Inc.)	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (J.P. Morgan Investment Management Inc.)	[ ]%	[ ]%	[ ]%	[ ]%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio – Advisor Class; Pacific Investment Management Company, LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	[ ]%[1]	[ ]%	[ ]%	[ ]%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	[ ]%	[ ]%	[ ]%	N/A
Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund Class 3; SSGA Funds Management, Inc.	[ ]%	[ ]%	[ ]%	[ ]%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	[ ]%[1]	[ ]%	[ ]%	[ ]%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	[ ]%	[ ]%	[ ]%	[ ]%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value the Investment Options we make available for these Riders. You may allocate your Contract Value 100% among the allowable Investment Options.

Currently, the allowable Investment Options are as follows:

Allowable Investment Options
American Funds IS Asset Allocation Fund	Invesco V.I. Balanced-Risk Allocation Fund
American Funds IS Managed Risk Asset Allocation Fund	Delaware Ivy VIP Asset Strategy
BlackRock Global Allocation V.I. Fund	Janus Henderson Balanced Portfolio

PSF Avantis Balanced Allocation Portfolio	MFS Total Return Series

PSF ESG Diversified Portfolio Fidelity® VIP FundsManager 60% Portfolio	Pacific Dynamix – Conservative Growth Portfolio Pacific Dynamix – Moderate Growth Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio	Portfolio Optimization Conservative Portfolio Portfolio Optimization Moderate-Conservative Portfolio
Franklin Allocation VIP Fund	Portfolio Optimization Moderate Portfolio
PSF Hedged Equity Portfolio	State Street Total Return V.I.S. Fund

Additional Allowable Investment Options for Protected Investment Benefit (5 Year and 10 Year Option)
Portfolio Optimization Growth Portfolio	Pacific Dynamix – Growth Portfolio

If you purchase the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option), all Investment Options are currently allowable under the rider except the below Investment Options. You may NOT invest in any of the following Investment Options:

American Funds IS High-Income Trust Fund	MFS Utilities Series
BlackRock Health Sciences Fund	Pacific Select Fund Emerging Markets Debt Portfolio
Delaware Ivy VIP Energy	Pacific Select Fund High Yield Bond Portfolio

Invesco V.I. Global Real Estate Fund	Pacific Select Fund Real Estate Portfolio
Lord Abbett Bond Debenture Portfolio MFS Small-Cap Growth Series	PIMCO VIT Commodity RealReturn Portfolio VanEck VIP Global Resources Fund
MFS Technology Series

You may transfer your entire Contract Value between allowable Investment Options, subject to certain transfer limitations and availability. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your rider may terminate.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract.

We reserve the right to add or remove allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these riders (for example, changes in an underlying portfolio’s investment objective and principal investment strategies, or changes in general market conditions). If you already invested in an allowable Investment Option, a change to an existing allowable Investment Option will not require you to reallocate or transfer the total amount of Contract Value allocated to an affected Investment Option, except when an underlying portfolio is liquidated by a determination of its Board of Directors or by a fund substitution. If a change is required that will result in a reallocation or transfer of an existing Investment Option, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

Our right to add or remove allowable asset allocation programs or allowable Investment Options, may limit the number of Investment Options that are available to you under your Contract in the future. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your financial professional if this Contract is appropriate for you given our right to make changes to the allowable Investment Options.

We will send you written notice in the event any transaction made by you will involuntarily cause the rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 30 calendar days starting from the date of our written notice (“30 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the rider. If you take appropriate corrective action and continue the rider, the rider benefits and features available immediately before the terminating event will remain in effect.

Our right to add or remove allowable Investment Options, may limit the number of Investment Options that are available to you under your Contract in the future. We have the right to significantly reduce the number of allowable Investment Options even to a single conservative Investment Option. Please discuss with your financial professional if this Contract is appropriate for you given our right to make changes to the allowable Investment Options.

Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions.

APPENDIX: FUTURE INCOME GENERATOR (SINGLE AND JOINT)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Annual Credit Percentage or the current Withdrawal Percentages. The Annual Credit Percentage and Withdrawal Percentages are disclosed in a Rate Sheet Prospectus Supplement applicable to your Contract.

The examples apply to Future Income Generator (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Annual Credit = $0

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

● No withdrawals taken.

● Annual Credit Percentage of 7%

● Protected Payment Amount = 5% of Protected Payment Base.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688

Immediately after the $25,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base, is increased by the Purchase Payment amount to $125,000 ($100,000 + $25,000). The Protected Payment Amount after the Purchase Payment is equal to $6,250 (5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $8,750 (7% of total Purchase Payments) is applied to the Protected Payment Base, increasing it to $133,750. On Year 2 Contract Anniversary, the Protected Payment Base (after the Annual Credit) is higher than the Contract Value, so no automatic reset occurs. The Protected Payment Amount on that Contract Anniversary is equal to $6,688 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

● A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Protected Payment Amount = 5% of Protected Payment Base.

● Automatic Resets at Beginning of Contract Years 4 and 5.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688
Activity		$4,000	$128,000		$133,750	$2,688
Year 3 Contract Anniversary			$130,000	NA	$133,750	$6,688
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$145,000	NA	$133,750	$6,688
Year 4 Contract Anniversary	(After Automatic Reset)		$145,000	NA	$145,000	$7,250
Activity		$7,250	$142,000		$145,000	$0
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$150,000	NA	$145,000	$7,250
Year 5 Contract Anniversary	(After Automatic Reset)		$150,000	NA	$150,000	$7,500

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($6,688):

● the Protected Payment Base remains unchanged; and

● since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($130,000) is less than the Protected Payment Base ($133,750), no Automatic Reset occurs. The Protected Payment Amount will be $6,688 (5% of the Protected Payment Base).

At Year 4 Contract Anniversary, the Protected Payment Base ($133,750) was less than the Contract Value ($145,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $7,250 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($7,250) the Protected Payment Base remains unchanged.

At Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $7,500 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Protected Payment Amount = 5% of Protected Payment Base.

● Contract Value immediately before withdrawal = $130,000.

● Automatic Reset at Beginning of Contract Year 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$25,000		$125,000	$0	$125,000	$6,250
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$6,688
Activity		$10,000	$120,000 (after $10,000 withdrawal)	N/A	$130,152	$0
Year 3 Contract Anniversary			$115,000	N/A	$130,152	$6,508
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$135,000	N/A	$130,152	$6,508
Year 4 Contract Anniversary	(After Automatic Reset)		$135,000	N/A	$135,000	$6,750

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

A withdrawal of $10,000 as the gross amount is requested during Contract Year 2. The gross amount of a withdrawal is used to determine compliance with the rider. If a withdrawal is requested as a net amount, any applicable taxes would be calculated in excess of the net amount and therefore could further reduce the guarantees under the rider. To determine the gross amount in the described scenario the net amount can be divided by (1 – tax percentage withheld).

● $6,500 ÷ (1 - .35) = $10,000 (Gross Amount)

Because the $10,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($10,000 > $6,688), the Protected Payment Base immediately after the withdrawal is reduced. Since a withdrawal occurred, the Annual Credit is no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $130,000

● Protected Payment Base = $133,750

● Protected Payment Amount = $6,688 (5% × Protected Payment Base; 5% × $133,750 = $6,688)

● No withdrawals were taken prior to the excess withdrawal

A withdrawal of $10,000 was taken, which exceeds the Protected Payment Amount of $6,688 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,312 (total withdrawal amount – Protected Payment Amount; $10,000 – $6,688 = $3,312).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). The Contract Value prior to the withdrawal was $130,000, which equals the $120,000 after the withdrawal plus the $10,000 withdrawal amount. Numerically, the ratio is 2.69% ($3,312 ÷ ($130,000 – $6,688); $3,312 ÷ $123,312 = 0.0269 or 2.69%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $130,152 (Protected Payment Base × (1 – ratio); $133,750 × (1 – 2.69%); $133,750 × 97.31% = $130,152).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $130,152 = $6,508), less cumulative withdrawals during that Contract Year ($10,000), but not less than zero). Since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($115,000) is less than the Protected Payment Base ($130,152), no Automatic Reset occurs.

At Year 4 Contract Anniversary, the Protected Payment Base ($130,152) was less than the Contract Value ($135,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $6,750 (5% of the reset Protected Payment Base).

Example #5 – Early Withdrawal (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 56 years old.

● A subsequent Purchase Payment of $25,000 is received during Contract Year 1.

● Annual Credit Percentage of 7%.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.

● Contract Value immediately before withdrawal = $115,000.

● Automatic Reset at Beginning of Contract Year 6.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$0
Activity	$25,000		$125,000	$0	$125,000	$0
Year 2 Contract Anniversary			$130,000	$8,750	$133,750	$0
Year 3 Contract Anniversary			$115,000	$8,750	$142,500	$0

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Protected Payment Amount
Activity		$10,000	$105,000 (after $10,000 withdrawal)	N/A	$130,103	$0
Year 4 Contract Anniversary			$101,000	N/A	$130,103	$0
Activity (Designated Life reaches age 59½)			$98,000	N/A	$130,103	$6,505
Year 5 Contract Anniversary			$114,000	N/A	$130,103	$6,505
Year 6 Contract Anniversary	(Prior to Automatic Reset)		$132,000	N/A	$130,103	$6,505
Year 6 Contract Anniversary	(After to Automatic Reset)		$132,000	N/A	$132,000	$6,600

For an explanation of the values and activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Contract Value ($115,000) is less than the Protected Payment Base ($133,750) plus the Annual Credit ($8,750), no Automatic Reset occurs. The Protected Payment Amount is $0 (0% of the Protected Payment Base) since the Designated Life has not reached 59½ years of age.

Because the $10,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount ($0) immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $10,000.

Second, determine the reduction percentage by dividing the early withdrawal amount by the Contract Value prior to the withdrawal: $10,000 ÷ $115,000 = 0.0870 or 8.70%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the lesser of (a) the total withdrawal amount ($10,000) ($142,500 - $10,000 = $132,500) or (b) the reduction percentage ($142,500 × 8.70%) = $12,397; $142,500 - $12,397 = $130,103. Since $130,103 is less than $132,500, the new Protected Payment Base is $130,103.

At Year 4 Contract Anniversary, since the Contract Value ($101,000) is less than the Protected Payment Base ($130,103), no Automatic Reset occurs. During Year 4, the Designated Life reaches age 59½ and a new Protected Payment Amount will be calculated. The Protected Payment Amount is 5% of the Protected Payment Base ($130,103) which results in a Protected Payment Amount of $6,505.

At Year 5 Contract Anniversary, since the Contract Value ($114,000) is less than the Protected Payment Base ($130,103), no Automatic Reset occurs.

At Year 6 Contract Anniversary, since the Contract Value ($132,000) is greater than the Protected Payment Base ($130,103) on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $6,600 (5% × $132,000).

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. There are no calculations for the Annual Credit since the example has withdrawals occurring immediately.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is December 20 of each year. The assumed withdrawal rate is 5%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
12/20/2020 Contract Anniversary				$100,000	$5,000

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
6/15/2021	$1,875			$100,000	$1,250
9/15/2021	$1,875			$100,000	$0
12/15/2021	$1,875			$100,000	$0
12/20/2021 Contract Anniversary				$100,000	$5,000
01/01/2022			$8,000
03/15/2022	$2,000			$100,000	$3,000

Because all withdrawals during the Contract Year (12/20/20 through 11/30/21) were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero. Since the RMD Amount for 2022 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2022.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD Amount and Contract Anniversary are the same as above. The assumed withdrawal rate is 5%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
12/20/2020 Contract Anniversary				$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
06/15/2021	$1,875			$100,000	$1,250
08/01/2021		$4,000		$96,900	$0

On 3/15/21 and 6/15/21 there were RMD Withdrawals of $1,875 that reduced the Protected Payment Amount by the amount of the withdrawals. On 8/1/21 a non-RMD Withdrawal of $4,000 caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

Contract Value = $90,000

Protected Payment Base = $100,000

Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount – Protected Payment Amount; $4,000 – $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 – $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Higher Age Band Reached Due to an Automatic Reset.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Automatic Resets at Contract Years 2 and 7.

● Withdrawals, are taken each Contract Year:

● Equal 4% of the Protected Payment Base in Contract Year 1 (age 64)

● Equal 5% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

● Equal 6% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$99,000	$100,000	$4,000
Year 2 Contract Anniversary	(Before Automatic Reset)	$102,000	$100,000	$4,000
Year 2 Contract Anniversary	(After Automatic Reset)	$102,000	$102,000	$5,100
3	$5,100	$96,909	$102,000	$5,100
4	$5,100	$97,816	$102,000	$5,100
5	$5,100	$99,691	$102,000	$5,100
6	$5,100	$98,648	$102,000	$5,100
Year 7 Contract Anniversary	(Before Automatic Reset)	$105,000	$102,000	$5,100
Year 7 Contract Anniversary	(After Automatic Reset)	$105,000	$105,000	$6,300
8	$6,300	$97,650	$105,000	$6,300
9	$6,300	$96,875	$105,000	$6,300
10	$6,300	$94,078	$105,000	$6,300
11	$6,300	$98,805	$105,000	$6,300
12	$6,300	$95,478	$105,000	$6,300
13	$6,300	$92,096	$105,000	$6,300
14	$6,300	$88,660	$105,000	$6,300
15	$6,300	$89,168	$105,000	$6,300
16	$6,300	$91,619	$105,000	$6,300
17	$6,300	$92,013	$105,000	$6,300
18	$6,300	$91,349	$105,000	$6,300
19	$6,300	$89,626	$105,000	$6,300
20	$6,300	$86,844	$105,000	$6,300
21	$6,300	$82,002	$105,000	$6,300
22	$6,300	$80,099	$105,000	$6,300

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4% of Protected Payment Base = $4,000

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). Since the Designated Life is 65 years of age when the Automatic Reset occurred, the Protected Payment Amount equals $5,100 (5% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary – After Automatic Reset). Since the Designated Life is now 70 years of age when the Automatic Reset occurred, the Protected Payment Amount equals $6,300 (6% of the Protected Payment Base).

Example #8 – Higher Age Band Reached Due to an Owner-Elected Reset.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Owner-Elected Resets at Contract Years 2 and 7.

● Withdrawals, are taken each Contract Year:

● Equal 4% of the Protected Payment Base in Contract Year 1 (age 64)

● Equal 5% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

● Equal 6% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$98,000	$100,000	$4,000
Year 2 Contract Anniversary	(Before Owner-Elected Reset)	$99,000	$100,000	$4,000
Year 2 Contract Anniversary	(After Owner-Elected Reset)	$99,000	$99,000	$4,950
3	$4,950	$96,909	$99,000	$4,950
4	$4,950	$97,816	$99,000	$4,950
5	$4,950	$98,512	$99,000	$4,950
6	$4,950	$98,648	$99,000	$4,950
Year 7 Contract Anniversary	(Before Owner-Elected Reset)	$98,000	$99,000	$4,950
Year 7 Contract Anniversary	(After Owner-Elected Reset)	$98,000	$98,000	$5,880
8	$5,880	$97,650	$98,000	$5,880
9	$5,880	$96,875	$98,000	$5,880
10	$5,880	$94,078	$98,000	$5,880
11	$5,880	$97,528	$98,000	$5,880
12	$5,880	$95,478	$98,000	$5,880
13	$5,880	$92,096	$98,000	$5,880
14	$5,880	$88,660	$98,000	$5,880

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
15	$5,880	$89,168	$98,000	$5,880
16	$5,880	$91,619	$98,000	$5,880
17	$5,880	$92,013	$98,000	$5,880
18	$5,880	$91,349	$98,000	$5,880
19	$5,880	$89,626	$98,000	$5,880
20	$5,880	$86,844	$98,000	$5,880
21	$5,880	$82,002	$98,000	$5,880
22	$5,880	$80,099	$98,000	$5,880

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4% of Protected Payment Base = $4,000

At Year 2 Contract Anniversary, since the Protected Payment Base was greater than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Before Owner-Elected Reset), an Automatic Reset did not occur. The Designated Life is 65 years of age and elects an Owner-Elected Reset which decreased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Owner-Elected Reset). Since the Designated Life is 65 years of age when the Owner-Elected Reset occurred, the Protected Payment Amount equals $4,950 (5% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was greater than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary – Before Owner-Elected Reset), an Automatic Reset did not occur. The Designated Life is 70 years of age and elects an Owner-Elected Reset which decreased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary – After Owner-Elected Reset). Since the Designated Life is now 70 years of age when the Owner-Elected Reset occurred, the Enhanced Income Amount equals $5,880 (6% of the Protected Payment Base).

Example #9 – Lifetime Income.

This example applies to the Future Income Generator (Single) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Annual Credit does not apply.

● Contract Value goes to zero during Contract Year 21.

● Death occurs during Contract Year 27 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$95,900	$100,000	$5,000
2	$5,000	$91,739	$100,000	$5,000
3	$5,000	$87,515	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
4	$5,000	$83,227	$100,000	$5,000
5	$5,000	$78,876	$100,000	$5,000
6	$5,000	$74,459	$100,000	$5,000
7	$5,000	$69,976	$100,000	$5,000
8	$5,000	$65,425	$100,000	$5,000
9	$5,000	$60,807	$100,000	$5,000
10	$5,000	$56,119	$100,000	$5,000
11	$5,000	$51,361	$100,000	$5,000
12	$5,000	$46,531	$100,000	$5,000
13	$5,000	$41,629	$100,000	$5,000
14	$5,000	$36,653	$100,000	$5,000
15	$5,000	$31,603	$100,000	$5,000
16	$5,000	$26,477	$100,000	$5,000
17	$5,000	$21,274	$100,000	$5,000
18	$5,000	$15,994	$100,000	$5,000
19	$5,000	$10,633	$100,000	$5,000
20	$5,000	$5,193	$100,000	$5,000
21	$5,000	$0	$100,000	$5,000
22	$5,000	$0	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000
26	$5,000	$0	$100,000	$5,000
27	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 21, the Contract Value is reduced to zero after the Protected Payment Amount of $5,000 is withdrawn. Withdrawals of the Protected Payment Amount ($5,000) will continue to be paid each year (even if Contract Value is zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Example #10 – Lifetime Income.

This example applies to the Future Income Generator (Joint) only. The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Annual Credit does not apply.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continued Contract upon death of the first Designated Life.

● Contract Value goes to zero during Contract Year 21.

● Surviving Spouse dies during Contract Year 27 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$95,900	$100,000	$5,000
2	$5,000	$91,739	$100,000	$5,000
3	$5,000	$87,515	$100,000	$5,000
4	$5,000	$83,227	$100,000	$5,000
5	$5,000	$78,876	$100,000	$5,000
6	$5,000	$74,459	$100,000	$5,000
7	$5,000	$69,976	$100,000	$5,000
8	$5,000	$65,425	$100,000	$5,000
9	$5,000	$60,807	$100,000	$5,000
10	$5,000	$56,119	$100,000	$5,000
11	$5,000	$51,361	$100,000	$5,000
12	$5,000	$46,531	$100,000	$5,000
13	$5,000	$41,629	$100,000	$5,000
Activity (Death of first Designated Life) 14	$5,000	$36,653	$100,000	$5,000
15	$5,000	$31,603	$100,000	$5,000
16	$5,000	$26,477	$100,000	$5,000
17	$5,000	$21,274	$100,000	$5,000
18	$5,000	$15,994	$100,000	$5,000
19	$5,000	$10,633	$100,000	$5,000
20	$5,000	$5,193	$100,000	$5,000
21	$5,000	$0	$100,000	$5,000
22	$5,000	$0	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000
26	$5,000	$0	$100,000	$5,000
27	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 14, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that results in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would termination upon the death of the first Designated Life.

During Contract Year 21, the Contract Value is reduced to zero after the Protected Payment Amount of $5,000 is withdrawn. Withdrawals of the Protected Payment Amount ($5,000) will continue to be paid each year (even if Contract Value is zero) until the date of death of the surviving Designated Life or when a death benefit becomes payable under the Contract.

APPENDIX: ENHANCED INCOME SELECT 2 (SINGLE AND JOINT)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Annual Credit Percentage, Enhanced Income Percentages or the current Guaranteed Lifetime Income Percentage. The Annual Credit Percentage Enhanced Income Percentages, and Guaranteed Lifetime Income Percentage are disclosed in a Rate Sheet Prospectus Supplement applicable to your Contract.

The examples apply to Enhanced Income Select 2 (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Annual Credit = $0

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Annual Credit Percentage of 6%

● Enhanced Income Amount = 5% of Protected Payment Base

● Automatic Reset at Beginning of Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$100,000		$200,000	$0	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$220,000	$12,000	$212,000	$10,600
Year 2 Contract Anniversary	(After Automatic Reset)		$220,000		$220,000	$11,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Enhanced Income Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $12,000 (6% of total Purchase Payments) is applied to the Protected Payment Base, increasing it to $212,000 (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset). An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value is higher than the Protected Payment Base (after the Annual Credit) (see balances at Year 2 Contract Anniversary – After Automatic Reset). The Enhanced Income Amount on that Contract Anniversary is equal to $11,000 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Enhanced Income Amount & Income Rollover Feature (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● Annual Credit Percentage of 6%.

● A withdrawal equal to or less than the Enhanced Income Amount is taken during Contract Year 2.

● Enhanced Income Amount = 5% of Protected Payment Base.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Enhanced Income Amount	Income Rollover Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$100,000		$200,000	$0	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$220,000	$12,000	$212,000	$10,600
Year 2 Contract Anniversary	(After Automatic Reset)		$220,000		$220,000	$11,000
Activity		$5,000	$221,490 (after $5,000 withdrawal)		$220,000	$6,000
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$221,490	N/A	$220,000	$11,000	$6,000
Year 3 Contract Anniversary	(After Automatic Reset)		$221,490	N/A	$221,490	$11,075	$6,000
Activity		$15,000	$210,000 (after $15,000 withdrawal)		$221,490	$2,075	$0
Year 4 Contract Anniversary			$210,000	N/A	$221,490	$11,075	$2,075

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Enhanced Income Amount immediately prior to the withdrawal ($11,000):

• the Protected Payment Base remains unchanged; and

• since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Enhanced Income Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $11,075

(5% of the reset Protected Payment Base). Additionally, since there was $6,000 of unused Enhanced Income Amount at the end of Year 2 that amount becomes the Income Rollover Amount at the start of Year 3.

Because the $15,000 withdrawal during Contract Year 3 did not exceed the sum of the $6,000 Income Rollover Amount and the $11,075 Enhanced Income Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged. The $6,000 Income Rollover Amount is withdrawn first and the remaining $9,000 reduces the Enhanced Income Amount to $2,075.

At Year 4, since the Contract Value is less than the Protected Payment Base no reset occurs. The $2,075 of unused Enhanced Income Amount from Year 3 becomes the Income Rollover Amount at the start of Year 4.

Example #4 – Withdrawal Exceeding Enhanced Income Amount (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● Annual Credit Percentage of 6%.

● Enhanced Income Amount = 5% of Protected Payment Base.

● A withdrawal greater than the Enhanced Income Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $195,000.

● Automatic Resets at Beginning of Contract Years 2 and 3.
● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$5,000
Activity	$100,000		$200,000	$0	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$220,000	$12,000	$212,000	$10,600
Year 2 Contract Anniversary	(After Automatic Reset)		$220,000		$220,000	$11,000
Activity		$30,000	$165,000 (after $30,000 withdrawal)		$197,274	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$198,000	N/A	$197,274	$9,864
Year 3 Contract Anniversary	(After Automatic Reset)		$198,000	N/A	$198,000	$9,900

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

A withdrawal of $30,000 as the gross amount is requested during Contract Year 2. The gross amount of a withdrawal is used to determine compliance with the rider. If a withdrawal is requested as a net amount, any applicable taxes would be calculated in excess of the net amount and therefore could further reduce the guarantees under the rider. To determine the gross amount in the described scenario the net amount can be divided by (1 – tax percentage withheld).

● $19,500 (Net Amount) ÷ (1 - .35) = $30,000 (Gross Amount)

Because the $30,000 withdrawal during Contract Year 2 exceeds the $11,000 Enhanced Income Amount immediately prior to the withdrawal ($30,000 > $11,000), the Protected Payment Base immediately after the withdrawal is reduced. Since a withdrawal occurred, the Annual Credit is no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

• Contract Value = $195,000

• Protected Payment Base = $220,000

• Enhanced Income Amount = $11,000 (5% × Protected Payment Base; 5% × $220,000 = $11,000)

• No withdrawals were taken prior to the excess withdrawal

• A withdrawal of $30,000 was taken, which exceeds the Enhanced Income Amount of $11,000 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Enhanced Income Amount: $30,000 – $11,000 = $19,000.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Enhanced Income Amount immediately before the withdrawal: $19,000 ÷ ($195,000 - $11,000) = 0.1033 or 10.33%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $220,000 – ($220,000 × 10.33%) = $197,274.

The Enhanced Income Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year:
(5% × $220,000) – $30,000 = -$19,000 or $0, since the Enhanced Income Amount can’t be less than zero. Since a withdrawal occurred, the Annual Credit will no longer apply.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 56½ years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● Annual Credit Percentage of 6%.

● A withdrawal greater than the Enhanced Income Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2, 3 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$0	$100,000	$0
Activity	$100,000		$100,000	$0	$200,000	$0
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$220,000	$12,000	$212,000	$0
Year 2 Contract Anniversary	(After Automatic Reset)		$220,000		$220,000	$0
Activity		$25,000	$196,490 (after $25,000 withdrawal)		$195,000	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	N/A	$195,000	$0
Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	N/A	$196,490	$0
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	N/A	$196,490	$0
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	N/A	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Enhanced Income Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($220,000 × 11.29%) = $24,838. Since $25,000 is greater than $24,838, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $220,000 – $25,000 = $195,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Enhanced Income Amount remains at $0 since the Designated Life has not reached age 59½.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Enhanced Income Amount is set to $10,250 (5% × $205,000) since the Designated Life reached age 59½.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Enhanced Income Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. There are no calculations for the Annual Credit since the example has withdrawals occurring immediately.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is December 20 of each year. The assumed Enhanced Income Percentage is 5%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Enhanced Income Amount
12/20/2020 Contract Anniversary				$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
06/15/2021	$1,875			$100,000	$1,250
09/15/2021	$1,875			$100,000	$0
12/15/2021	$1,875			$100,000	$0
12/20/2021 Contract Anniversary				$100,000	$5,000
01/01/2022			$8,000
03/15/2022	$2,000			$100,000	$3,000

Because all withdrawals during the Contract Year (12/20/20 through 12/19/21) were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Enhanced Income Amount. In addition, each contract year the Enhanced Income Amount is reduced by the amount of each withdrawal until the Enhanced Income Amount is zero. Since the RMD Amount for 2022 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2022.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above. The assumed Enhanced Income Percentage is 5%.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Enhanced Income Amount
12/20/2020 Contract Anniversary				$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
06/15/2021	$1,875			$100,000	$1,250
08/01/2021		$4,000		$96,900	$0

On 3/15/21 and 6/15/21 there were RMD Withdrawals of $1,875 that reduced the Enhanced Income Amount by the amount of the withdrawals. On 8/1/21 a non-RMD Withdrawal of $4,000 caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Enhanced Income Amount ($5,000). As the withdrawal exceeded the Enhanced Income Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Enhanced Income Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Enhanced Income Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Enhanced Income Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount – Enhanced Income Amount; $4,000 – $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Enhanced Income Amount); the calculation is based on the Contract Value and the Enhanced Income Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 – $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Higher Age Band Reached Due to an Automatic Reset.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Automatic Resets at Contract Years 2 and 7.

● Withdrawals, are taken each Contract Year:

● Equal 4% of the Protected Payment Base in Contract Year 1 (age 64)

● Equal 5% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

● Equal 6% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$99,000	$100,000	$4,000
Year 2 Contract Anniversary	(Before Automatic Reset)	$102,000	$100,000	$4,000
Year 2 Contract Anniversary	(After Automatic Reset)	$102,000	$102,000	$5,100
3	$5,100	$96,909	$102,000	$5,100
4	$5,100	$97,816	$102,000	$5,100
5	$5,100	$99,691	$102,000	$5,100
6	$5,100	$98,648	$102,000	$5,100
Year 7 Contract Anniversary	(Before Automatic Reset)	$105,000	$102,000	$5,100
Year 7 Contract Anniversary	(After Automatic Reset)	$105,000	$105,000	$6,300

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
8	$6,300	$97,650	$105,000	$6,300
9	$6,300	$96,875	$105,000	$6,300
10	$6,300	$94,078	$105,000	$6,300
11	$6,300	$98,805	$105,000	$6,300
12	$6,300	$95,478	$105,000	$6,300
13	$6,300	$92,096	$105,000	$6,300
14	$6,300	$88,660	$105,000	$6,300
15	$6,300	$89,168	$105,000	$6,300
16	$6,300	$91,619	$105,000	$6,300
17	$6,300	$92,013	$105,000	$6,300
18	$6,300	$91,349	$105,000	$6,300
19	$6,300	$89,626	$105,000	$6,300
20	$6,300	$86,844	$105,000	$6,300
21	$6,300	$82,002	$105,000	$6,300
22	$6,300	$80,099	$105,000	$6,300

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 4% of Protected Payment Base = $4,000

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). Since the Designated Life is 65 years of age when the Automatic Reset occurred, the Enhanced Income Amount equals $5,100 (5% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary – After Automatic Reset). Since the Designated Life is now 70 years of age when the Automatic Reset occurred, the Enhanced Income Amount equals $6,300 (6% of the Protected Payment Base).

Example #8 – Higher Age Band Reached Due to an Owner-Elected Reset.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Owner-Elected Resets at Contract Years 2 and 7.

● Withdrawals, are taken each Contract Year:

● Equal 4% of the Protected Payment Base in Contract Year 1 (age 64)

● Equal 5% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

● Equal 6% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount
1	$4,000	$98,000	$100,000	$4,000
Year 2 Contract Anniversary	(Before Owner-Elected Reset)	$99,000	$100,000	$4,000
Year 2 Contract Anniversary	(After Owner-Elected Reset)	$99,000	$99,000	$4,950
3	$4,950	$96,909	$99,000	$4,950
4	$4,950	$97,816	$99,000	$4,950
5	$4,950	$98,512	$99,000	$4,950
6	$4,950	$98,648	$99,000	$4,950
Year 7 Contract Anniversary	(Before Owner-Elected Reset)	$98,000	$99,000	$4,950
Year 7 Contract Anniversary	(After Owner-Elected Reset)	$98,000	$98,000	$5,880
8	$5,880	$97,650	$98,000	$5,880
9	$5,880	$96,875	$98,000	$5,880
10	$5,880	$94,078	$98,000	$5,880
11	$5,880	$97,528	$98,000	$5,880
12	$5,880	$95,478	$98,000	$5,880
13	$5,880	$92,096	$98,000	$5,880
14	$5,880	$88,660	$98,000	$5,880
15	$5,880	$89,168	$98,000	$5,880
16	$5,880	$91,619	$98,000	$5,880
17	$5,880	$92,013	$98,000	$5,880
18	$5,880	$91,349	$98,000	$5,880
19	$5,880	$89,626	$98,000	$5,880
20	$5,880	$86,844	$98,000	$5,880
21	$5,880	$82,002	$98,000	$5,880
22	$5,880	$80,099	$98,000	$5,880

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 4% of Protected Payment Base = $4,000

At Year 2 Contract Anniversary, since the Protected Payment Base was greater than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Before Owner-Elected Reset), an Automatic Reset did not occur. The Designated Life is 65 years of age and elects an Owner-Elected Reset which decreased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Owner-Elected Reset). Since the Designated Life is 65 years of age when the Owner-Elected Reset occurred, the Enhanced Income Amount equals $4,950 (5% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was greater than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary – Before Owner-Elected Reset), an Automatic Reset did not occur. The Designated Life is 70 years of age and elects an Owner-Elected Reset which decreased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary – After Owner-Elected Reset). Since the Designated Life is now 70 years of age when the Owner-Elected Reset occurred, the Enhanced Income Amount equals $5,880 (6% of the Protected Payment Base).

Example #9 – Lifetime Income.

This example applies to Enhanced Income Select 2 (Single) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

● Contract Value goes to zero during Contract Year 22.

● Guaranteed Lifetime Income Percentage is 3%.

● Death occurs during Contract Year 27 after the $3,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
1	$5,000	$96,489	$100,000	$5,000	N/A
2	$5,000	$92,410	$100,000	$5,000	N/A
3	$5,000	$88,543	$100,000	$5,000	N/A
4	$5,000	$84,627	$100,000	$5,000	N/A
5	$5,000	$80,662	$100,000	$5,000	N/A
6	$5,000	$76,648	$100,000	$5,000	N/A
7	$5,000	$72,583	$100,000	$5,000	N/A
8	$5,000	$68,467	$100,000	$5,000	N/A
9	$5,000	$64,299	$100,000	$5,000	N/A
10	$5,000	$60,078	$100,000	$5,000	N/A
11	$5,000	$55,805	$100,000	$5,000	N/A
12	$5,000	$51,478	$100,000	$5,000	N/A
13	$5,000	$47,096	$100,000	$5,000	N/A
14	$5,000	$42,660	$100,000	$5,000	N/A
15	$5,000	$38,168	$100,000	$5,000	N/A
16	$5,000	$33,619	$100,000	$5,000	N/A
17	$5,000	$29,013	$100,000	$5,000	N/A
18	$5,000	$24,349	$100,000	$5,000	N/A
19	$5,000	$19,626	$100,000	$5,000	N/A
20	$5,000	$14,844	$100,000	$5,000	N/A
21	$5,000	$10,002	$100,000	$5,000	N/A
22	$5,000	$0	$100,000	$5,000	N/A
23	$3,000	$0	$100,000	N/A	$3,000
24	$3,000	$0	$100,000	N/A	$3,000
25	$3,000	$0	$100,000	N/A	$3,000
26	$3,000	$0	$100,000	N/A	$3,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
27	$3,000	$0	$100,000	N/A	$3,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Enhanced Income Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid until the Contract Value reaches zero.

During Contract Year 22, the Contract Value is reduced to zero after the Enhanced Income Amount of $5,000 is withdrawn. In the Contract Year that the Contract Value is reduced to zero, any remaining Enhanced Income Amount for that Contract Year can be withdrawn before the start of the next Contract Anniversary.

At the beginning of Contract Year 23, there is no Contract Value and the Enhanced Income Amount will no longer apply. From this point forward, the amount that must be withdrawn annually is the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Amount is determined by multiplying the Guaranteed Lifetime Income Percentage by the Protected Payment Base. The Guaranteed Lifetime Income Amount is $3,000 (3% x $100,000 = $3,000). This amount will be paid at least annually until the death of the Designated Life.

Example #10 – Lifetime Income.

This example applies to Enhanced Income Select 2 (Joint) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● All Designated Lives are 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continues Contract upon the death of the first Designated Life.

● Contract Value goes to zero during Contract Year 22.

● Guaranteed Lifetime Income Percentage is 3%.

● Surviving Spouse dies during Contract Year 26 after the $3,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
1	$5,000	$96,489	$100,000	$5,000	N/A
2	$5,000	$92,410	$100,000	$5,000	N/A
3	$5,000	$88,543	$100,000	$5,000	N/A
4	$5,000	$84,627	$100,000	$5,000	N/A
5	$5,000	$80,662	$100,000	$5,000	N/A
6	$5,000	$76,648	$100,000	$5,000	N/A
7	$5,000	$72,583	$100,000	$5,000	N/A
8	$5,000	$68,467	$100,000	$5,000	N/A
9	$5,000	$64,299	$100,000	$5,000	N/A

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
10	$5,000	$60,078	$100,000	$5,000	N/A
11	$5,000	$55,805	$100,000	$5,000	N/A
12	$5,000	$51,478	$100,000	$5,000	N/A
13	$5,000	$47,096	$100,000	$5,000	N/A
Activity (Death of first Designated Life) 14	$5,000	$42,660	$100,000	$5,000	N/A
15	$5,000	$38,168	$100,000	$5,000	N/A
16	$5,000	$33,619	$100,000	$5,000	N/A
17	$5,000	$29,013	$100,000	$5,000	N/A
18	$5,000	$24,349	$100,000	$5,000	N/A
19	$5,000	$19,626	$100,000	$5,000	N/A
20	$5,000	$14,844	$100,000	$5,000	N/A
21	$5,000	$10,002	$100,000	$5,000	N/A
22	$5,000	$0	$100,000	$5,000	N/A
23	$3,000	$0	$100,000	N/A	$3,000
24	$3,000	$0	$100,000	N/A	$3,000
25	$3,000	$0	$100,000	N/A	$3,000
26	$3,000	$0	$100,000	N/A	$3,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Enhanced Income Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid until the Contract Value reaches zero.

During Contract Year 14, the death of the first Designated Life occurred. Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid each year.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

During Contract Year 22, the Contract Value is reduced to zero after the Enhanced Income Amount of $5,000 is withdrawn. In the Contract Year that the Contract Value is reduced to zero, any remaining Enhanced Income Amount for that Contract Year can be withdrawn before the start of the next Contract Anniversary.

At the beginning of Contract Year 23, there is no Contract Value and the Enhanced Income Amount will no longer apply. From this point forward, the amount that must be withdrawn annually is the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Amount is determined by multiplying the Guaranteed Lifetime Income Percentage by the Protected Payment Base. The Guaranteed Lifetime Income Amount is $3,000 (3% x $100,000 = $3,000). This amount will be paid at least annually until the death of the surviving Designated Life.

APPENDIX: COREINCOME ADVANTAGE SELECT (SINGLE)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions (such as through withdrawals, withdrawal fees, and taxes), and increases and/or decreases in the investment performance of the Subaccount.

The examples may not reflect the current percentage used to determine the Protected Payment Amount.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Automatic Reset at Beginning of Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal lower than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$5,350
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350
Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount (Including any applicable taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $195,000.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$30,000	$165,000 (after $30,000 withdrawal)	$184,975	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$184,975	$9,249
Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$9,600

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

The gross amount of a withdrawal is used to determine compliance with the rider. If a withdrawal is requested as a net amount, taxes would be calculated in excess of the net amount and therefore could further reduce the guarantees under the rider. To determine the gross amount in the described scenario the net amount can be divided by (1 – tax percentage withheld).

• Net amount ÷ (1 - .35) = Gross Amount

Because the $30,000 gross withdrawal during Contract Year 2 exceeds the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 – $10,350 = $19,650.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $19,650 ÷ ($195,000 - $10,350) = 0.1064 or 10.64%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 – ($207,000 × 10.64%) = $184,975.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year:
(5% × $207,000) – $30,000 = -$19,650 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 62 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2, 3 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$0
Activity	$100,000		$200,000	$200,000	$0
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0
Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0
Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 – $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 65.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $10,250 (5% x $205,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2020 Contract Anniversary				$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
05/01/2021 Contract Anniversary				$100,000	$5,000
06/15/2021	$1,875			$100,000	$3,125

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
09/15/2021	$1,875			$100,000	$1,250
12/15/2021	$1,875			$100,000	$0
01/01/2022			$8,000
03/15/2022	$2,000			$100,000	$0
05/01/2022 Contract Anniversary				$100,000	$5,000

Since the RMD Amount for 2022 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2022. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2020 Contract Anniversary			$0	$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
04/01/2021		$2,000		$100,000	$1,125
05/01/2021 Contract Anniversary				$100,000	$5,000
06/15/2021	$1,875			$100,000	$3,125
09/15/2021	$1,875			$100,000	$1,250
11/15/2021		$4,000		$96,900	$0

On 3/15/21 there was an RMD Withdrawal of $1,875 and on 4/1/21 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/20 through 4/30/21) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/21, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/21, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount Protected Payment Amount; $4,000 – $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 – $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base (1 – ratio); $100,000 × (1 – 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Death occurred during Contract Year 26 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$96,489	$100,000	$5,000
2	$5,000	$92,410	$100,000	$5,000
3	$5,000	$88,543	$100,000	$5,000
4	$5,000	$84,627	$100,000	$5,000
5	$5,000	$80,662	$100,000	$5,000
6	$5,000	$76,648	$100,000	$5,000
7	$5,000	$72,583	$100,000	$5,000
8	$5,000	$68,467	$100,000	$5,000
9	$5,000	$64,299	$100,000	$5,000
10	$5,000	$60,078	$100,000	$5,000
11	$5,000	$55,805	$100,000	$5,000
12	$5,000	$51,478	$100,000	$5,000
13	$5,000	$47,096	$100,000	$5,000
14	$5,000	$42,660	$100,000	$5,000
15	$5,000	$38,168	$100,000	$5,000
16	$5,000	$33,619	$100,000	$5,000
17	$5,000	$29,013	$100,000	$5,000
18	$5,000	$24,349	$100,000	$5,000
19	$5,000	$19,626	$100,000	$5,000
20	$5,000	$14,844	$100,000	$5,000
21	$5,000	$10,002	$100,000	$5,000
22	$5,000	$5,099	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
26	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

APPENDIX: COREINCOME ADVANTAGE SELECT (JOINT)
SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions (such as through withdrawals, withdrawal fees, and taxes), and increases and/or decreases in the investment performance of the Subaccount.

The examples may not reflect the current percentage used to determine the Protected Payment Amount.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Automatic Reset at Beginning of Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal lower than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$5,350
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350
Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount (Including any taxes).

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $195,000.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$30,000	$165,000 (after $30,000 withdrawal)	$184,975	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$184,975	$9,249
Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$9,600

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

The gross amount of a withdrawal is used to determine compliance with the rider. If a withdrawal is requested as a net amount, taxes would be calculated in excess of the net amount and therefore could further reduce the guarantees under the rider. To determine the gross amount in the described scenario the net amount can be divided by (1 – tax percentage withheld).

• Net amount ÷ (1 - .35) = Gross Amount

Because the $30,000 gross withdrawal during Contract Year 2 exceeds the $10,350 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 - $10,350 = $19,650.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $19,650 ÷ ($195,000 - $10,350) = 0.1064 or 10.64%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 - ($207,000 × 10.64%) = $184,975.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year:
(5% × $207,000) - $30,000 = -$19,650 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 62 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2, 3 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$0
Activity	$100,000		$200,000	$200,000	$0

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0
Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0
Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 – $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 65.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $10,250 (5% x $205,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2020 Contract Anniversary				$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
05/01/2021 Contract Anniversary				$100,000	$5,000
06/15/2021	$1,875			$100,000	$3,125
09/15/2021	$1,875			$100,000	$1,250
12/15/2021	$1,875			$100,000	$0

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
01/01/2022			$8,000
03/15/2022	$2,000			$100,000	$0
05/01/2022 Contract Anniversary				$100,000	$5,000

Since the RMD Amount for 2022 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2022. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2020 Contract Anniversary			$0	$100,000	$5,000
01/01/2021			$7,500
03/15/2021	$1,875			$100,000	$3,125
04/01/2021		$2,000		$100,000	$1,125
05/01/2021 Contract Anniversary				$100,000	$5,000
06/15/2021	$1,875			$100,000	$3,125
09/15/2021	$1,875			$100,000	$1,250
11/15/2021		$4,000		$96,900	$0

On 3/15/21 there was an RMD Withdrawal of $1,875 and on 4/1/21 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/20 through 4/30/21) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/21, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/21, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount Protected Payment Amount; $4,000 - $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 - $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base x (1- ratio); $100,000 x (1- 3.10%); $100,000 x 96.90% = $96,900).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● All Designated Lives are 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continues Contract upon the death of the first Designated Life.

● Surviving Spouse died during Contract Year 26 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$96,489	$100,000	$5,000
2	$5,000	$92,410	$100,000	$5,000
3	$5,000	$88,543	$100,000	$5,000
4	$5,000	$84,627	$100,000	$5,000
5	$5,000	$80,662	$100,000	$5,000
6	$5,000	$76,648	$100,000	$5,000
7	$5,000	$72,583	$100,000	$5,000
8	$5,000	$68,467	$100,000	$5,000
9	$5,000	$64,299	$100,000	$5,000
10	$5,000	$60,078	$100,000	$5,000
11	$5,000	$55,805	$100,000	$5,000
12	$5,000	$51,478	$100,000	$5,000
13	$5,000	$47,096	$100,000	$5,000
Activity (Death of first Designated Life) 14	$5,000	$42,660	$100,000	$5,000
15	$5,000	$38,168	$100,000	$5,000
16	$5,000	$33,619	$100,000	$5,000
17	$5,000	$29,013	$100,000	$5,000
18	$5,000	$24,349	$100,000	$5,000
19	$5,000	$19,626	$100,000	$5,000
20	$5,000	$14,844	$100,000	$5,000
21	$5,000	$10,002	$100,000	$5,000
22	$5,000	$5,099	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
26	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

APPENDIX: PROTECTED INVESTMENT BENEFIT

SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

Example #1 – Changes to the Protected Amount and Charge Base during the 5 Year Option

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

● A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$90,000	$100,000
Activity	$20,000		$127,000	$108,000	$120,000
2			$127,000	$108,000	$120,000
3			$63,500	$108,000	$120,000
Activity	$10,000		$77,945	$108,000	$120,000
4			$77,945	$108,000	$120,000
Activity		$10,000	$73,401	$95,051	$105,612
5			$73,401	$95,051	$105,612
Values at End of 5th Year			$78,539	$95,051	$105,612
Value after Protected Amount Applied			$95,051	$0		$16,512

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a) is 90% of the Contract Value at the start of the Term,

(b) is 90% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a) the Contract Value at the start of the Term,

(b) the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

● Protected Amount = 90% of Initial Purchase Payment = 90% x $100,000 ($90,000 + 0 – 0 = $90,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $18,000 (90% of the $20,000 Purchase Payment) to $108,000. ($90,000 + $18,000 – 0 = $108,000). In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 5-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 5-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $12,949 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($108,000 x 0.1199 = $12,949). The new Protected Amount (a) + (b) – (c) = $95,051 ($108,000 + 0 – $12,949 = $95,051).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 5 (end of the 5-Year Term) the Contract Value ($78,539) is less than the Protected Amount ($95,051). Therefore, $16,512 ($95,051 – $78,539 = $16,512) is added to the Contract Value and the Rider terminates.

Example #2 – Changes to the Protected Amount and Charge Base during the 10 Year Option.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

● A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Amount	Charge Base	Amount Added to the Contract Value
1	$100,000		$100,000	$105,000	$100,000
Activity	$20,000		$127,000	$126,000	$120,000
2			$127,000	$126,000	$120,000
3			$63,500	$126,000	$120,000
Activity	$10,000		$77,945	$126,000	$120,000
4			$77,945	$126,000	$120,000
Activity		$10,000	$73,401	$110,892	$105,612
5			$73,401	$110,892	$105,612
6			$78,539	$110,892	$105,612
7			$73,041	$110,892	$105,612
8			$67,929	$110,892	$105,612
9			$63,174	$110,892	$105,612
10			$58,751	$110,892	$105,612
Values at End of 10th Year			$54,639	$110,892	$105,612
Value after Protected Amount Applied			$110,892	$0		$56,253

The Protected Amount is equal to (a) + (b) – (c) as indicated below:

(a) is 105% of the Contract Value at the start of the Term,

(b) is 105% of the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Charge Base is equal to (a) + (b) – (c) as indicated below:

(a) the Contract Value at the start of the Term,

(b) the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Charge Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

● Protected Amount = 105% of Initial Purchase Payment = 105% x $100,000 ($105,000 + 0 – 0 = $105,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Amount will be increased by $21,000 (105% of the $20,000 Purchase Payment) to $126,000. ($105,000 + $21,000 – 0 = $126,000) In addition, the Charge Base will increase by $20,000 to $120,000 ($100,000 + $20,000 = $120,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 10-Year Term). In addition, this Purchase Payment will not increase the Charge Base because it was not made during the first Contract Year (or first year of the 10-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Amount and the Charge Base on a pro rata basis and will result in a new Protected Amount and Charge Base.

For the Protected Amount, the pro rata adjustment is $15,108 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Amount prior to the withdrawal ($126,000 x 0.1199 = $15,108). The new Protected Amount (a) + (b) – (c) = $110,892 ($126,000 + 0 – $15,108 = $110,892).

For the Charge Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Charge Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Charge Base is $105,612 ($120,000 – $14,388 = $105,612).

At the end of Contract Year 10 (end of the 10-Year Term) the Contract Value ($54,639) is less than the Protected Amount ($110,892). Therefore, $56,253 ($110,892 – $54,639 = $56,253) is added to the Contract Value and the Rider terminates.

APPENDIX: INVESTMENT GUARD

SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

Example #1 – Changes to the Protected Base and Protected Amount during the 5-Year Option

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Protected Percentage = 10%

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

● A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Protected Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$10,000
Activity	$20,000		$127,000	$120,000	$12,000
2			$127,000	$120,000	$12,000
3			$63,500	$120,000	$12,000
Activity	$10,000		$77,945	$120,000	$12,000
4			$77,945	$120,000	$12,000
Activity		$10,000	$73,401	$105,612	$10,561
5			$73,401	$105,612	$10,561
Values at End of 5th Year			$78,539	$105,612	$10,561
Value after Additional Amount Applied			$89,100	$0		$10,561

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Protected Amount is equal to (a) x (b) as indicated below:

(a) the Protected Base

(b) the Protected Percentage

On the Rider Effective Date, the initial values are set as follows:

● Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Protected Amount will increase by $2,000 to $12,000 ($120,000 x 10% = $12,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 5-Year Term). In addition, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 5-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Protected Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Protected Amount is reduced to $10,561 ($105,612 x 10%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Protected Amount. At the end of Contract Year 5 (end of the 5-Year Term) the Contract Value ($78,539) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $27,073 ($105,612 - $78,539). Since the difference is greater than the Protected Amount ($10,561), the Additional Amount is equal to the Protected Amount which is added to the Contract Value at the end of the 5th year. The Contract Value after the Additional Amount is applied is $89,100 ($78,539 + $10,561). The rider terminates after the Additional Amount is applied.

Example #2 – Changes to the Protected Base and Protected Amount during the 7-Year Option

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Protected Percentage = 15%

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

● A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Protected Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$15,000
Activity	$20,000		$127,000	$120,000	$18,000
2			$127,000	$120,000	$18,000
3			$63,500	$120,000	$18,000
Activity	$10,000		$77,945	$120,000	$18,000
4			$77,945	$120,000	$18,000
Activity		$10,000	$73,401	$105,612	$15,842
5			$73,401	$105,612	$15,842
6			$78,539	$105,612	$15,842
7			$73,041	$105,612	$15,842
Values at End of 7th Year			$67,929	$105,612	$15,842
Value after Additional Amount Applied			$83,771	$0		$15,842

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Protected Amount is equal to (a) x (b) as indicated below:

(a) the Protected Base

(b) the Protected Percentage

On the Rider Effective Date, the initial values are set as follows:

● Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Protected Amount will increase by $3,000 to $18,000 ($120,000 x 15% = $18,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 7-Year Term). In addition, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 7-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Protected Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Protected Amount is reduced to $15,842 ($105,612 x 15%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Protected Amount. At the end of Contract Year 7 (end of the 7-Year Term) the Contract Value ($67,929) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $37,683 ($105,612 - $67,929). Since the difference is greater than the Protected Amount ($15,842), the Additional Amount is equal to the Protected Amount which is added to the Contract Value at the end of the 7th year. The Contract Value after the Additional Amount is applied is $83,771 ($67,929 + $15,842). The rider terminates after the Additional Amount is applied.

If you select a lower Protected Percentage, the Protected Amount that may be added will be lower than what is shown in the above Example since the Protected Base will be multiplied by a lower percentage.

Generally, if an additional amount is added to the Contract Value, a higher Protected Amount (such as may result if a higher Protected Percentage is in effect) will increase the likelihood that the additional amount will be the difference between the Contract Value and the Protected Base, since the additional amount added (if any) is based on the lesser of (a) the Protected Amount or (b) the difference between the Contract Value and the Protected Base at the end of the term. If an additional amount is added to the Contract Value and the Protected Amount is low (such as may result if a lower Protected Percentage is in effect), there will be a higher likelihood that the additional amount added (if any) will be the Protected Amount.

Example #3 – Changes to the Protected Base and Protected Amount during the 10-Year Option.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Protected Percentage = 20%

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

● A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Protected Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$20,000
Activity	$20,000		$127,000	$120,000	$24,000
2			$127,000	$120,000	$24,000
3			$63,500	$120,000	$24,000
Activity	$10,000		$77,945	$120,000	$24,000
4			$77,945	$120,000	$24,000
Activity		$10,000	$73,401	$105,612	$21,122
5			$73,401	$105,612	$21,122
6			$78,539	$105,612	$21,122
7			$73,041	$105,612	$21,122
8			$67,929	$105,612	$21,122
9			$63,174	$105,612	$21,122
10			$58,751	$105,612	$21,122
Values at End of 10th Year			$54,639	$105,612	$21,122
Value after Additional Amount Applied			$75,761	$0		$21,122

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Protected Amount is equal to (a) x (b) as indicated below:

(a) the Protected Base

(b) the Protected Percentage

On the Rider Effective Date, the initial values are set as follows:

● Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Protected Amount will increase by $4,000 to $24,000 ($120,000 x 20% = $24,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 10-Year Term). In addition, this Purchase Payment will not increase the Protected Amount because it was not made during the first Contract Year (or first year of the 10-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Protected Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Protected Amount is reduced to $21,122 ($105,612 x 20%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Protected Amount. At the end of Contract Year 10 (end of the 10-Year Term) the Contract Value ($54,639) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $50,973 ($105,612 - $54,639). Since the difference is greater than the Protected Amount ($21,122), the Additional Amount is equal to the Protected Amount which is added to the Contract Value at the end of the 10th year. The Contract Value after the Additional Amount is applied is $75,761 ($54,639 + $21,122). The rider terminates after the Additional Amount is applied.

If you select a lower Protected Percentage, the Protected Amount that may be added will be lower than what is shown in the above Example since the Protected Base will be multiplied by a lower percentage.

Generally, if an additional amount is added to the Contract Value, a higher Protected Amount (such as may result if a higher Protected Percentage is in effect) will increase the likelihood that the additional amount will be the difference between the Contract Value and the Protected Base, since the additional amount added (if any) is based on the lesser of (a) the Protected Amount or (b) the difference between the Contract Value and the Protected Base at the end of the term. If an additional amount is added to the Contract Value and the Protected Amount is low (such as may result if a lower Protected Percentage is in effect), there will be a higher likelihood that the additional amount added (if any) will be the Protected Amount.

APPENDIX: DEATH BENEFIT AMOUNT AND STEPPED-UP

DEATH BENEFIT SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the death benefit amount under the Contract and the optional Stepped-Up Death Benefit and to demonstrate how Purchase Payments and withdrawals made from the Contract may affect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Death Benefit Amount

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

● A withdrawal of $35,000 is taken during Contract Year 6.

● A withdrawal of $10,000 is taken during Contract Year 11.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Return of Purchase Payments[1]
1	$100,000		$100,000	$100,000
2			$103,000	$100,000
3			$106,090	$100,000
Activity	$25,000		$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$95,000
7			$111,666	$95,000
8			$103,850	$95,000
9			$96,580	$95,000
10			$89,820	$95,000
11			$83,530	$95,000
Activity		$10,000	$73,530	$83,629
12			$68,383	$83,629
13			$63,596	$83,629
14 Death Occurs			$59,144	$83,629

1The greater of the Contract Value or the adjusted Return of Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

● Return of Purchase Payment = Initial Purchase Payment = $100,000

● Contract Value = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $25,000 was made. The Return of Purchase Payment amount increased to $125,000. The Contract Value increased to $133,468.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Return of Purchase Payment amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the ratio is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $95,000 (Return of Purchase Payment amount prior to the withdrawal × (1 – ratio); $125,000 × (1 – 24.00%); $125,000 × 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Return of Purchase Payment amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the ratio is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $83,629 (Return of Purchase Payment prior to the withdrawal × (1 – ratio); $95,000 × (1 – 11.97%); $95,000 × 88.03% = $83,629). Since the Total Adjusted Purchase Payments were greater than the Contract Value at the time of the withdrawal, the Pro Rata Reduction resulted in the Total Purchase Payments being reduced by a greater amount than the withdrawal amount.

During Contract Year 14, death occurs. The Death Benefit Amount will be the Return of Purchase Payments reduced by an amount for each withdrawal ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount would be the Contract Value ($111,666) because that amount is greater than the Return of Purchase Payment (reduced by an amount for withdrawals) of $95,000.

Stepped-Up Death Benefit

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $25,000 is received in Contract Year 3.

● A withdrawal of $35,000 is taken during Contract Year 6.

● Annual Step-Ups occur on each of the first 7 Contract Anniversaries.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Return of Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
1	$100,000		$100,000	$100,000	$100,000
2			$103,000	$100,000	$103,000
3			$106,090	$100,000	$106,090
Activity	$25,000		$133,468	$125,000	$131,090
4			$134,458	$125,000	$134,458
5			$138,492	$125,000	$138,492
6			$142,647	$125,000	$142,647
Activity		$35,000	$110,844	$95,000	$108,412
7			$111,666	$95,000	$111,666
8			$103,850	$95,000	$111,666

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value[1]	Return of Purchase Payments[1]	Guaranteed Minimum (Stepped-Up) Death Benefit Amount
9			$96,580	$95,000	$111,666
Death Occurs			$89,820	$95,000	$111,666

1 The greater of the Contract Value or the adjusted Return of Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

● Return of Purchase Payment = Initial Purchase Payment = $100,000

● Guaranteed Minimum (Stepped-Up) Death Benefit Amount = Initial Purchase Payment = $100,000

● Contract Value = Initial Purchase Payment = $100,000

During Contract Year 3, an additional Purchase Payment of $25,000 was made. This results in an increase in the Return of Purchase Payment amount to $125,000. The Contract Value increased to $133,468 and the Guaranteed Minimum (Stepped-Up) Death Benefit Amount increased to $131,090.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Return of Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. In addition, the Guaranteed Minimum (Stepped-Up) Death Benefit Amount was reduced on a pro rata basis to $108,412. Numerically, the new Return of Purchase Payment and Guaranteed Minimum (Stepped-Up) Death Benefit Amount is calculated as follows:

First, determine the ratio for the proportionate reduction. The ratio is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the ratio is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%)

Second, determine the new Return of Purchase Payment amount. The Return of Purchase Payment amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Return of Purchase Payment amount is $95,000 (Return of Purchase Payment amount prior to the withdrawal × (1 – ratio); $125,000 × (1 – 24.00%); $125,000 × 76.00% = $95,000).

Third, determine the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal is multiplied by 1 less the ratio determined above. Numerically, the new Guaranteed Minimum (Stepped-Up) Death Benefit Amount is $108,412 (Guaranteed Minimum (Stepped-Up) Death Benefit Amount prior to the withdrawal × (1 – ratio); $142,647 × (1 – 24.00%); $142,647 × 76.00% = $108,412).

During Contract Year 9, death occurs. The death benefit proceeds are the greater of the Death Benefit Amount (Contract Value or Return of Purchase Payments adjusted for withdrawals) or the Guaranteed Minimum (Stepped-Up) Death Benefit Amount. The Death Benefit Amount is $95,000 because the Return of Purchase Payment Amount ($95,000) is greater than the Contract Value ($89,820). The death benefit proceeds are equal to the Guaranteed Minimum (Stepped-Up) Death Benefit Amount of $111,666 because it is greater than the Death Benefit Amount (Return of Purchase Payments of $95,000).

APPENDIX: HISTORICAL RIDER PERCENTAGES

This appendix provides historical rider percentages for the Core Protect Plus (Single) and Core Protect Plus (Joint) Riders.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2020 and January 18, 2021, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage	Withdrawal Percentage
Core Protect Plus (Single)	1.80%	7%	5%
Core Protect Plus (Joint)	1.95%	7%	4.5%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between November 1, 2019 and April 30, 2020, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage	Withdrawal Percentage
Core Protect Plus (Single)	1.35%	7%	5%
Core Protect Plus (Joint)	1.50%	7%	4.5%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between December 1, 2018 and October 31, 2019, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage	Withdrawal Percentage
Core Protect Plus (Single)	1.10%	7%	5%
Core Protect Plus (Joint)	1.25%	7%	4.5%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2018 and November 30, 2018, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage	Withdrawal Percentage
Core Protect Plus (Single)	1.20%	7%	5%
Core Protect Plus (Joint)	1.35%	7%	4.5%

This appendix provides historical rider percentages for the Enhanced Income Select 2 (Single) and Enhanced Income Select 2 (Joint).

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between January 19, 2021 and April 30, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Enhanced Income Select 2 (Single)	1.35%	5.0%
Enhanced Income Select 2 (Joint)	1.55%	5.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between January 19, 2021 and April 30, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½	4.5%	4.0%
60	4.5%	4.0%
61	4.5%	4.0%
62	4.5%	4.0%
63	4.5%	4.0%
64	4.5%	4.0%
65	7.0%	6.5%
66	7.0%	6.5%
67	7.0%	6.5%
68	7.0%	6.5%
69	7.0%	6.5%
70	7.5%	7.0%
71	7.5%	7.0%
72	7.5%	7.0%
73	7.5%	7.0%
74	7.5%	7.0%
75	7.5%	7.0%
76	7.5%	7.0%
77	7.5%	7.0%
78	7.5%	7.0%
79	7.5%	7.0%
80	7.5%	7.0%
81	7.5%	7.0%
82	7.5%	7.0%
83	7.5%	7.0%
84	7.5%	7.0%
85 and older	7.5%	7.0%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The Guaranteed Lifetime Income Percentage for applications signed between January 19, 2021 and April 30, 2022, that met requirements in effect at the time the application was submitted.

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%

59½ and older	3.0%	3.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2022 and July 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Enhanced Income Select 2 (Single)	1.50%	7.0%
Enhanced Income Select 2 (Joint)	1.70%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2022 and July 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½	4.75%	4.25%
60	4.75%	4.25%
61	4.75%	4.25%
62	4.75%	4.25%
63	4.75%	4.25%
64	4.75%	4.25%
65	7.25%	6.75%
66	7.25%	6.75%
67	7.25%	6.75%
68	7.25%	6.75%
69	7.25%	6.75%
70	7.75%	7.25%
71	7.75%	7.25%
72	7.75%	7.25%
73	7.75%	7.25%
74	7.75%	7.25%
75	7.75%	7.25%
76	7.75%	7.25%
77	7.75%	7.25%
78	7.75%	7.25%
79	7.75%	7.25%
80	7.75%	7.25%
81	7.75%	7.25%
82	7.75%	7.25%
83	7.75%	7.25%

84	7.75%	7.25%
85 and older	7.75%	7.25%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs

The Guaranteed Lifetime Income Percentage for applications signed between May 1, 2022 and July 31, 2022, that met requirements in effect at the time the application was submitted.

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.0%	3.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between August 1, 2022 and October 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Enhanced Income Select 2 (Single)	1.25%	7.0%
Enhanced Income Select 2 (Joint)	1.45%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between August 1, 2022 and October 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½	4.75%	4.25%
60	4.75%	4.25%
61	4.75%	4.25%
62	4.75%	4.25%
63	4.75%	4.25%
64	4.75%	4.25%
65	7.25%	6.75%
66	7.25%	6.75%
67	7.25%	6.75%
68	7.25%	6.75%
69	7.25%	6.75%
70	7.75%	7.25%
71	7.75%	7.25%
72	7.75%	7.25%
73	7.75%	7.25%
74	7.75%	7.25%
75	7.75%	7.25%

76	7.75%	7.25%
77	7.75%	7.25%
78	7.75%	7.25%
79	7.75%	7.25%
80	7.75%	7.25%
81	7.75%	7.25%
82	7.75%	7.25%
83	7.75%	7.25%
84	7.75%	7.25%
85 and older	7.75%	7.25%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The Guaranteed Lifetime Income Percentage for applications signed between August 1, 2022 and October 31, 2022, that met requirements in effect at the time the application was submitted.

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.0%	3.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between November 1, 2022 and April 30, 2023, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Enhanced Income Select 2 (Single)	1.25%	7.0%
Enhanced Income Select 2 (Joint)	1.45%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between November 1, 2022 and April 30, 2023, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½	5.25%	4.75%
60	5.25%	4.75%
61	5.25%	4.75%
62	5.25%	4.75%
63	5.25%	4.75%
64	5.25%	4.75%
65	8.00%	7.50%
66	8.00%	7.50%
67	8.00%	7.50%

68	8.00%	7.50%
69	8.00%	7.50%
70	8.50%	8.00%
71	8.50%	8.00%
72	8.50%	8.00%
73	8.50%	8.00%
74	8.50%	8.00%
75	8.50%	8.00%
76	8.50%	8.00%
77	8.50%	8.00%
78	8.50%	8.00%
79	8.50%	8.00%
80	8.50%	8.00%
81	8.50%	8.00%
82	8.50%	8.00%
83	8.50%	8.00%
84	8.50%	8.00%
85 and older	8.50%	8.00%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The Guaranteed Lifetime Income Percentage for applications signed between November 1, 2022 and April 30, 2023, that met requirements in effect at the time the application was submitted.

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.0%	3.0%

This appendix provides historical rider percentages for the Future Income Generator (Single) and Future Income Generator (Joint) Riders.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between January 19, 2021 and April 30, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.35%	5.0%
Future Income Generator (Joint)	1.45%	5.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between January 19, 2021 and April 30, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½	4.0%	3.5%
60	4.0%	3.5%
61	4.0%	3.5%
62	4.0%	3.5%
63	4.0%	3.5%
64	4.0%	3.5%
65	4.75%	4.25%
66	4.75%	4.25%
67	4.75%	4.25%
68	4.75%	4.25%
69	4.75%	4.25%
70	4.75%	4.25%
71	4.75%	4.25%
72	4.75%	4.25%
73	4.75%	4.25%
74	4.75%	4.25%
75	5.0%	4.5%
76	5.0%	4.5%
77	5.0%	4.5%
78	5.0%	4.5%
79	5.0%	4.5%
80	5.0%	4.5%
81	5.0%	4.5%
82	5.0%	4.5%
83	5.0%	4.5%
84	5.0%	4.5%
85 and older	5.0%	4.5%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2022 and July 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.50%	7.0%
Future Income Generator (Joint)	1.60%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between May 1, 2022 and July 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½	4.25%	3.75%
60	4.25%	3.75%
61	4.25%	3.75%
62	4.25%	3.75%
63	4.25%	3.75%
64	4.25%	3.75%
65	5.00%	4.5%
66	5.00%	4.5%
67	5.00%	4.5%
68	5.00%	4.5%
69	5.00%	4.5%
70	5.00%	4.5%
71	5.00%	4.5%
72	5.00%	4.5%
73	5.00%	4.5%
74	5.00%	4.5%
75	5.25%	4.75%
76	5.25%	4.75%
77	5.25%	4.75%
78	5.25%	4.75%
79	5.25%	4.75%
80	5.25%	4.75%
81	5.25%	4.75%
82	5.25%	4.75%
83	5.25%	4.75%
84	5.25%	4.75%
85 and older	5.25%	4.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between August 1, 2022 and, October 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.25%	7.0%
Future Income Generator (Joint)	1.35%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between August 1, 2022 and October 31, 2022, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½	4.25%	3.75%
60	4.25%	3.75%
61	4.25%	3.75%
62	4.25%	3.75%
63	4.25%	3.75%
64	4.25%	3.75%
65	5.00%	4.5%
66	5.00%	4.5%
67	5.00%	4.5%
68	5.00%	4.5%
69	5.00%	4.5%
70	5.00%	4.5%
71	5.00%	4.5%
72	5.00%	4.5%
73	5.00%	4.5%
74	5.00%	4.5%
75	5.25%	4.75%
76	5.25%	4.75%
77	5.25%	4.75%
78	5.25%	4.75%
79	5.25%	4.75%
80	5.25%	4.75%
81	5.25%	4.75%
82	5.25%	4.75%
83	5.25%	4.75%
84	5.25%	4.75%
85 and older	5.25%	4.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between November 1, 2022 and April 30, 2023, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.45%	7.0%

Future Income Generator (Joint)	1.55%	7.0%

The percentages below apply for applications (or Regulation 60 paperwork if a replacement) signed between November 1, 2022 and April 30, 2023, that met the requirements in effect at the time the application (or Regulation 60 paperwork if a replacement) was submitted.

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½	4.25%	3.75%
60	4.25%	3.75%
61	4.25%	3.75%
62	4.25%	3.75%
63	4.25%	3.75%
64	4.25%	3.75%
65	5.40%	4.90%
66	5.40%	4.90%
67	5.40%	4.90%
68	5.40%	4.90%
69	5.40%	4.90%
70	5.40%	4.90%
71	5.40%	4.90%
72	5.40%	4.90%
73	5.40%	4.90%
74	5.40%	4.90%
75	5.65%	5.15%
76	5.65%	5.15%
77	5.65%	5.15%
78	5.65%	5.15%
79	5.65%	5.15%
80	5.65%	5.15%
81	5.65%	5.15%
82	5.65%	5.15%
83	5.65%	5.15%
84	5.65%	5.15%
85 and older	5.65%	5.15%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

If you purchased a Rider, review the Rider specifications page you received for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

For applications (or Regulation 60 paperwork if a replacement) signed May 1, 2023 or after, rider percentages are disclosed in a Rate Sheet Prospectus Supplement in the front of this prospectus.

APPENDIX: OPTIONAL RIDERS NOT AVAILABLE
FOR PURCHASE

Enhanced Income Select (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XV Rider – Single Life in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 59½ years of age.

Enhanced Income Amount – When the Contract Value is greater than zero (0), this is the maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Enhanced Income Amount will depend on the age of the Designated Life. If the Designated Life is younger than 59½ years of age, the Enhanced Income Amount is equal to zero (0); however, once the Designated Life reaches age 59½, the Enhanced Income Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. This amount will never be less than zero (0).

Enhanced Income Percentage – When the Contract Value is greater than zero (0), this percentage is used to determine the Enhanced Income Amount. The applicable Enhanced Income Percentage is based on the age of the Designated Life at the time of the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-Elected Reset occurs (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below).

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59½ or older and exceeds the Enhanced Income Amount.

Guaranteed Lifetime Income Amount – Once the Contract Value is zero (0), this is the amount that will be paid each Contract Year. The Guaranteed Lifetime Income Amount is equal to the Guaranteed Lifetime Income Percentage multiplied by the Protected Payment Base at the time the Contract Value is reduced to zero (0). This amount will never be less than zero (0).

Guaranteed Lifetime Income Percentage – Once the Contract Value is zero (0), the Guaranteed Lifetime Income Percentage is used to determine the Guaranteed Lifetime Income Amount (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below).

Protected Payment Base – An amount used to determine the Enhanced Income Amount and the Guaranteed Lifetime Income Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within sixty (60) calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within sixty (60) calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Enhanced Income Amount, regardless of market performance, until the Contract Value equals zero (0). Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Contract Value equals zero (0), you will receive the Guaranteed Lifetime Income Amount until the death of the Designated Life or when a death benefit becomes payable under the Contract. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 59½ years of age or older, the Enhanced Income Amount is the applicable Enhanced Income Percentage multiplied by the Protected Payment Base (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below). If the Designated Life is younger than 59½ years of age, the Enhanced Income Amount is zero (0). The Enhanced Income Percentage that will apply will be based on the Designated Life’s age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset occurs. (See example 7 in Sample Calculations belowfor a numerical example of how a different Enhanced Income Percentage may be reached through a reset).

The Protected Payment Base may change over time. An Automatic Reset will increase and an Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Enhanced Income Amount will not change the Protected Payment Base. If a withdrawal is greater than the Enhanced Income Amount and the Contract Value (less the Enhanced Income Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Enhanced Income Amount, see the Withdrawal of Enhanced Income Amount subsection. The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table

For Riders with a Rider Effective Date on or after May 1, 2020:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	4.60%
65 to 69	6.60%
70 to 74	7.00%	2.75%
75 to 79	7.00%
80 and older	7.00%

* The Enhanced Income Percentage is determined by the age of the Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

For Riders with a Rider Effective Date on or after February 19, 2019, and before May 1, 2020:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	5.60%
65 to 69	7.60%
70 to 74	8.00%	3.00%
75 to 79	8.00%
80 and older	8.00%

* The Enhanced Income Percentage is determined by the age of the Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

For Riders with a Rider Effective Date before February 19, 2019:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	5.60%
65 to 69	7.10%
70 to 74	7.50%	3.00%
75 to 79	7.50%
80 and older	7.50%

* The Enhanced Income Percentage is determined by the age of the Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

Withdrawal of Enhanced Income Amount

When the Designated Life is 59½ years of age or older, you may withdraw up to the Enhanced Income Amount each Contract Year, until the Contract Value is zero (0). The Enhanced Income Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Enhanced Income Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Enhanced Income Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Enhanced Income Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Enhanced Income Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Enhanced Income Amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Enhanced Income Amount and the Contract Value (less the Enhanced Income Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Enhanced Income Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Enhanced Income Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen, and

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 59½ when the Contract Value is zero (0) (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that exceeds the Enhanced Income Amount, the Rider will terminate and you will not receive payments of the Guaranteed Lifetime Income Amount.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal (including an RMD Withdrawal) that did not exceed the Enhanced Income Amount, the following will apply:

● the remaining Enhanced Income Amount will be paid for that Contract Year. Starting on the next Contract Anniversary, the Guaranteed Lifetime Income Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

● the Guaranteed Lifetime Income Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero (0)).

The Guaranteed Lifetime Income Amount will be calculated by multiplying the Protected Payment Base, at the time the Contract Value equals zero (0), by the Guaranteed Lifetime Income Percentage.

Reset of Protected Payment Base

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value.

If you elect this option, your election must be received, In Proper Form, within sixty (60) calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Enhanced Income Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). The attainment of a higher age band may provide for a higher Enhanced Income Percentage which could provide a higher annual withdrawal amount. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Opt Out – Rider Price Changes

If there is a Rider price increase, you can elect to opt out of the most recent rider price increase if the date is within sixty (60) calendar days after a Contract Anniversary date. If you elect to opt out, the following will apply:

● if an Automatic or Owner-Elected Reset occurred on the Contract Anniversary, the Protected Payment Base and the Enhanced Income Amount will revert back to the values in place prior to the reset,

● the Annual Charge percentage will stay the same as it was before the rider price change and it will remain at that percentage as long as the Rider is in effect (the 10-Year Treasury Rate no longer applies, see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges),

● no future Automatic or Owner-Elected Resets will be available,

● the applicable Enhanced Income Percentage will be reduced by 1.50% and it will remain at that percentage as long as the Rider is in effect and the Contract Value is greater than zero (0), and

● the Guaranteed Lifetime Income Percentage will not change.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract, this Rider is still in effect at the time of your election, and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Guaranteed Lifetime Income Amount in effect at the maximum Annuity Date.

The Guaranteed Lifetime Income Amount will be less than the amount you may have received under the Enhanced Income Amount prior to annuitizing your Contract.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Enhanced Income Amount, and Guaranteed Lifetime Income Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase. Any Rider re-purchases are subject to the Rider terms and conditions at the time of re-purchase. The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Enhanced Income Amount, or

● the day the Contract Value is reduced to zero (0) if the Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero (0).

Sample Calculations

Hypothetical sample calculations are in the attached Sample Calculations below. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Enhanced Income Select (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XV Rider– Joint Life in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59½ years of age.

Enhanced Income Amount – When the Contract Value is greater than zero (0), this is the maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Enhanced Income Amount will depend on the age of the youngest Designated Life. If the youngest Designated Life is younger than 59½ years of age, the Enhanced Income Amount is equal to zero (0); however, once the youngest Designated Life reaches age 59½, the Enhanced Income Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset. This amount will never be less than zero (0).

Enhanced Income Percentage - When the Contract Value is greater than zero (0), this percentage is used to determine the Enhanced Income Amount. The applicable Enhanced Income Percentage is based on the age of the youngest Designated Life at the time of the first withdrawal, or the first withdrawal after an Automatic Reset or Owner-Elected Reset occurs (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below).

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59½ or older and exceeds the Enhanced Income Amount.

Guaranteed Lifetime Income Amount – Once the Contract Value is zero (0), this is the amount that will be paid each Contract Year. The Guaranteed Lifetime Income Amount is equal to the Guaranteed Lifetime Income Percentage multiplied by the Protected Payment Base at the time the Contract Value is reduced to zero (0). This amount will never be less than zero (0).

Guaranteed Lifetime Income Percentage – Once the Contract Value is zero (0), the Guaranteed Lifetime Income Percentage is used to determine the Guaranteed Lifetime Income Amount (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below).

Protected Payment Base – An amount used to determine the Enhanced Income Amount and the Guaranteed Lifetime Income Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within sixty (60) calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within sixty (60) calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Enhanced Income Amount, regardless of market performance, until the Contract Value equals zero (0). Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Contract Value equals zero (0), you will receive the Guaranteed Lifetime Income Amount until the death of all Designated Lives eligible for lifetime benefits. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59½ years of age or older, the Enhanced Income Amount is the applicable Enhanced Income Percentage multiplied by the Protected Payment Base (see the Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table subsection below). If the youngest Designated Life is younger than 59½ years of age, the Enhanced Income Amount is zero (0). The Enhanced Income Percentage that will apply will be based on the youngest Designated Life’s age at the time of the first withdrawal or the first withdrawal after an Automatic or Owner-Elected Reset occurs. (See example 7 in Sample Calculations below for a numerical example of how a different Enhanced Income Percentage may be reached through a reset).

The Protected Payment Base may change over time. An Automatic Reset will increase and an Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Enhanced Income Amount will not change the Protected Payment Base. If a withdrawal is greater than the Enhanced Income Amount and the Contract Value (less the Enhanced Income Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Enhanced Income Amount, see the Withdrawal of Enhanced Income Amount subsection. The Protected Payment Base cannot be withdrawn as a lump sum, is not payable as a death benefit, and is not used in calculating any annuity option available under the Contract.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Enhanced Income Percentages and Guaranteed Lifetime Income Percentage Table

For Riders with a Rider Effective Date on or after May 1, 2020:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	4.10%
65 to 69	6.10%
70 to 74	6.50%	2.75%
75 to 79	6.50%
80 and older	6.50%

* The Enhanced Income Percentage is determined by the age of the youngest Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

For Riders with a Rider Effective Date on or after February 19, 2019 and before May 1, 2020:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	5.10%
65 to 69	7.10%
70 to 74	7.50%	3.00%
75 to 79	7.50%
80 and older	7.50%

* The Enhanced Income Percentage is determined by the age of the youngest Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

For Riders with a Rider Effective Date before February 19, 2019:

Age*	Enhanced Income Percentage when Contract Value is greater than zero	Guaranteed Lifetime Income Percentage when Contract Value equals zero
Before 59½	0%	0%
59½ to 64	5.10%
65 to 69	6.60%
70 to 74	7.00%	3.00%
75 to 79	7.00%
80 and older	7.00%

* The Enhanced Income Percentage is determined by the age of the youngest Designated Life at the time of the first withdrawal on or after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurred.

Withdrawal of Enhanced Income Amount

When the youngest Designated Life is 59½ years of age or older, you may withdraw up to the Enhanced Income Amount each Contract Year until the Contract Value is zero (0). The Enhanced Income Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Enhanced Income Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Enhanced Income Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Enhanced Income Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Enhanced Income Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Enhanced Income Amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Enhanced Income Amount and the Contract Value (less the Enhanced Income Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Enhanced Income Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Enhanced Income Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● the youngest Designated Life is age 59½ or older.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59½ when the Contract Value is zero (0) (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal that exceeds the Enhanced Income Amount (excluding an RMD withdrawal), the Rider will terminate and you will not receive payments of the Guaranteed Lifetime Income Amount.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero (0) by a withdrawal (including an RMD Withdrawal) that did not exceed the Enhanced Income Amount, the following will apply:

● the remaining Enhanced Income Amount will be paid for that Contract Year. Starting on the next Contract Anniversary, the Guaranteed Lifetime Income Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

● the Guaranteed Lifetime Income Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero (0)).

The Guaranteed Lifetime Income Amount will be calculated by multiplying the Protected Payment Base, at the time the Contract Value equals zero (0), by the Guaranteed Lifetime Income Percentage.

Reset of Protected Payment Base

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value.

If you elect this option, your election must be received, In Proper Form, within sixty (60) calendar days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Enhanced Income Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and the youngest Designated Life has reached a higher age band (e.g. was 64 years of age and turned 65). The attainment of a higher age band may provide for a higher Enhanced Income Percentage which could provide a higher annual withdrawal amount. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Opt Out – Rider Price Changes

If there is a Rider price increase, you can elect to opt out of the most recent rider price increase if the date is within sixty (60) calendar days after a Contract Anniversary date. If you elect to opt out, the following will apply:

● if an Automatic or Owner-Elected Reset occurred on the Contract Anniversary, the Protected Payment Base and the Enhanced Income Amount will revert back to the values in place prior to the reset,

● the Annual Charge percentage will stay the same as it was before the rider price change and it will remain at that percentage as long as the Rider is in effect (the 10-Year Treasury Rate no longer applies, see CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges),

● no future Automatic or Owner-Elected Resets will be available,

● the applicable Enhanced Income Percentage will be reduced by 1.50% and it will remain at that percentage as long as the Rider is in effect and the Contract Value is greater than zero (0), and

● the Guaranteed Lifetime Income Percentage will not change.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract, this Rider is still in effect at the time of your election, and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

● the Guaranteed Lifetime Income Amount in effect at the maximum Annuity Date.

The Guaranteed Lifetime Income Amount will be less than the amount you may have received under the Enhanced Income Amount prior to annuitizing your Contract.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Enhanced Income Amount, and Guaranteed Lifetime Income Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Enhanced Income Amount until the Contract Value is reduced to zero (0) and then receive the Guaranteed Lifetime Income Amount under this Rider, until the day of death of the Surviving Spouse. If the Contract Value is equal to zero (0) when the Owner dies, the Surviving Spouse will receive the Guaranteed Lifetime Income Amount under this Rider, until the day of death of the Surviving Spouse. If no withdrawals have occurred since the Rider Effective Date and the Contract Value is greater than zero (0), the Enhanced Income Percentage and corresponding Enhanced Income Amount will be based on the age when the Surviving Spouse takes a withdrawal. The Surviving Spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● the date of death of the first Designated Life eligible for lifetime benefits, if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero (0) as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Enhanced Income Amount, or

● the day the Contract Value is reduced to zero (0) if the youngest Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero (0).

Sample Calculations

Hypothetical sample calculations are in the attached Sample Calculations below. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Enhanced Income Percentages or the current Guaranteed Lifetime Income Percentage.

The examples apply to Enhanced Income Select (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Automatic Reset at Beginning of Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Enhanced Income Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Enhanced Income Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Enhanced Income Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal equal to or less than the Enhanced Income Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$5,350
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350
Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Enhanced Income Amount to $10,350 (5% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $10,350 Enhanced Income Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Enhanced Income Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Enhanced Income Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Enhanced Income Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $195,000.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$100,000	$5,000
Activity	$100,000		$200,000	$200,000	$10,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350
Activity		$30,000	$165,000 (after $30,000 withdrawal)	$184,975	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$184,975	$9,249
Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$9,600

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $10,350 Enhanced Income Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Enhanced Income Amount: $30,000 – $10,350 = $19,650.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Enhanced Income Amount immediately before the withdrawal: $19,650 ÷ ($195,000 - $10,350) = 0.1064 or 10.64%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 – ($207,000 × 10.64%) = $184,975.

The Enhanced Income Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 5% and then subtracting all of the withdrawals made during that Contract Year:
(5% × $207,000) – $30,000 = -$19,650 or $0, since the Enhanced Income Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 56½ years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Enhanced Income Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2, 3 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Enhanced Income Amount
Rider Effective Date	$100,000		$100,000	$100,000	$0
Activity	$100,000		$200,000	$200,000	$0
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0
Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0
Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Enhanced Income Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 – $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Enhanced Income Amount remains at $0 since the Designated Life has not reached age 59½.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Enhanced Income Amount is set to $10,250 (5% × $205,000) since the Designated Life reached age 59½.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Enhanced Income Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Enhanced Income Amount
05/01/2013 Contract Anniversary				$100,000	$5,000
01/01/2014			$7,500
03/15/2014	$1,875			$100,000	$3,125
05/01/2014 Contract Anniversary				$100,000	$5,000
06/15/2014	$1,875			$100,000	$3,125
09/15/2014	$1,875			$100,000	$1,250
12/15/2014	$1,875			$100,000	$0
01/01/2015			$8,000

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Enhanced Income Amount
03/15/2015	$2,000			$100,000	$0
05/01/2015 Contract Anniversary				$100,000	$5,000

Since the RMD Amount for 2015 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2015. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Enhanced Income Amount. In addition, each contract year the Enhanced Income Amount is reduced by the amount of each withdrawal until the Enhanced Income Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Enhanced Income Amount
05/01/2013 Contract Anniversary				$100,000	$5,000
01/01/2014			$7,500
03/15/2014	$1,875			$100,000	$3,125
04/01/2014		$2,000		$100,000	$1,125
05/01/2014 Contract Anniversary				$100,000	$5,000
06/15/2014	$1,875			$100,000	$3,125
09/15/2014	$1,875			$100,000	$1,250
11/15/2014		$4,000		$96,900	$0

On 3/15/14 there was an RMD Withdrawal of $1,875 and on 4/1/14 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/13 through 4/30/14) did not exceed the Enhanced Income Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/14, the Enhanced Income Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/14, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Enhanced Income Amount ($5,000). As the withdrawal exceeded the Enhanced Income Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Enhanced Income Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Enhanced Income Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Enhanced Income Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount – Enhanced Income Amount; $4,000 – $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Enhanced Income Amount); the calculation is based on the Contract Value and the Enhanced Income Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 – $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Higher Age Band Reached Due to a Reset.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Automatic Resets at Contract Years 2 and 7.

● Withdrawals, are taken each Contract Year:

● Equal 5% of the Protected Payment Base in Contract Year 1 (age 64)

● Equal 6% of the Protected Payment Base in Contract Years 2-6 (age 65-69)

● Equal 7% of the Protected Payment Base in Contract Years 7-22 (age 70-85)

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount
1	$5,000	$99,000	$100,000	$5,000
Year 2 Contract Anniversary	(Before Automatic Reset)	$102,000	$100,000	$5,000
Year 2 Contract Anniversary	(After Automatic Reset)	$102,000	$102,000	$6,120
3	$6,120	$96,909	$102,000	$6,120
4	$6,120	$97,816	$102,000	$6,120
5	$6,120	$99,691	$102,000	$6,120
6	$6,120	$98,648	$102,000	$6,120
Year 7 Contract Anniversary	(Before Automatic Reset)	$105,000	$102,000	$6,120
Year 7 Contract Anniversary	(After Automatic Reset)	$105,000	$105,000	$7,350
8	$7,350	$97,650	$105,000	$7,350
9	$7,350	$96,875	$105,000	$7,350
10	$7,350	$94,078	$105,000	$7,350
11	$7,350	$98,805	$105,000	$7,350
12	$7,350	$95,478	$105,000	$7,350
13	$7,350	$92,096	$105,000	$7,350
14	$7,350	$88,660	$105,000	$7,350
15	$7,350	$89,168	$105,000	$7,350
16	$7,350	$91,619	$105,000	$7,350
17	$7,350	$92,013	$105,000	$7,350
18	$7,350	$91,349	$105,000	$7,350
19	$7,350	$89,626	$105,000	$7,350
20	$7,350	$86,844	$105,000	$7,350
21	$7,350	$82,002	$105,000	$7,350
22	$7,350	$80,099	$105,000	$7,350

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). Since the Designated Life is 65 years of age when the Automatic Reset occurred, the Enhanced Income Amount equals $6,120 (6% of the Protected Payment Base).

At Year 7 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 7 Contract Anniversary – Before Automatic Reset), an Automatic Reset occurred which increased the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 7 Contract Anniversary – After Automatic Reset). Since the Designated Life is now 70 years of age when the Automatic Reset occurred, the Enhanced Income Amount equals $7,350 (7% of the Protected Payment Base).

Example #8 – Lifetime Income.

This example applies to Enhanced Income Select (Single) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

● Contract Value goes to zero during Contract Year 22.

● Guaranteed Lifetime Income Percentage is 3%.

● Death occurs during Contract Year 27 after the $3,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
1	$5,000	$96,489	$100,000	$5,000	N/A
2	$5,000	$92,410	$100,000	$5,000	N/A
3	$5,000	$88,543	$100,000	$5,000	N/A
4	$5,000	$84,627	$100,000	$5,000	N/A
5	$5,000	$80,662	$100,000	$5,000	N/A
6	$5,000	$76,648	$100,000	$5,000	N/A
7	$5,000	$72,583	$100,000	$5,000	N/A
8	$5,000	$68,467	$100,000	$5,000	N/A
9	$5,000	$64,299	$100,000	$5,000	N/A
10	$5,000	$60,078	$100,000	$5,000	N/A
11	$5,000	$55,805	$100,000	$5,000	N/A
12	$5,000	$51,478	$100,000	$5,000	N/A
13	$5,000	$47,096	$100,000	$5,000	N/A
14	$5,000	$42,660	$100,000	$5,000	N/A
15	$5,000	$38,168	$100,000	$5,000	N/A
16	$5,000	$33,619	$100,000	$5,000	N/A
17	$5,000	$29,013	$100,000	$5,000	N/A
18	$5,000	$24,349	$100,000	$5,000	N/A
19	$5,000	$19,626	$100,000	$5,000	N/A

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
20	$5,000	$14,844	$100,000	$5,000	N/A
21	$5,000	$10,002	$100,000	$5,000	N/A
22	$5,000	$0	$100,000	$5,000	N/A
23	$3,000	$0	$100,000	N/A	$3,000
24	$3,000	$0	$100,000	N/A	$3,000
25	$3,000	$0	$100,000	N/A	$3,000
26	$3,000	$0	$100,000	N/A	$3,000
27	$3,000	$0	$100,000	N/A	$3,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Enhanced Income Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid until the Contract Value reaches zero.

During Contract Year 22, the Contract Value is reduced to zero after the Enhanced Income Amount of $5,000 is withdrawn. In the Contract Year that the Contract Value is reduced to zero, any remaining Enhanced Income Amount for that Contract Year can be withdrawn before the start of the next Contract Anniversary.

At the beginning of Contract Year 23, there is no Contract Value and the Enhanced Income Amount will no longer apply. From this point forward, the amount that must be withdrawn annually is the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Amount is determined by multiplying the Guaranteed Lifetime Income Percentage by the Protected Payment Base. The Guaranteed Lifetime Income Amount is $3,000 (3% x $100,000 = $3,000). This amount will be paid at least annually until the death of the Designated Life.

Example #9 – Lifetime Income.

This example applies to Enhanced Income Select (Joint) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● All Designated Lives are 64 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continues Contract upon the death of the first Designated Life.

● Contract Value goes to zero during Contract Year 22.

● Guaranteed Lifetime Income Percentage is 3%.

● Surviving Spouse dies during Contract Year 26 after the $3,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
1	$5,000	$96,489	$100,000	$5,000	N/A
2	$5,000	$92,410	$100,000	$5,000	N/A

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Enhanced Income Amount	Guaranteed Lifetime Income Amount
3	$5,000	$88,543	$100,000	$5,000	N/A
4	$5,000	$84,627	$100,000	$5,000	N/A
5	$5,000	$80,662	$100,000	$5,000	N/A
6	$5,000	$76,648	$100,000	$5,000	N/A
7	$5,000	$72,583	$100,000	$5,000	N/A
8	$5,000	$68,467	$100,000	$5,000	N/A
9	$5,000	$64,299	$100,000	$5,000	N/A
10	$5,000	$60,078	$100,000	$5,000	N/A
11	$5,000	$55,805	$100,000	$5,000	N/A
12	$5,000	$51,478	$100,000	$5,000	N/A
13	$5,000	$47,096	$100,000	$5,000	N/A
Activity (Death of first Designated Life) 14	$5,000	$42,660	$100,000	$5,000	N/A
15	$5,000	$38,168	$100,000	$5,000	N/A
16	$5,000	$33,619	$100,000	$5,000	N/A
17	$5,000	$29,013	$100,000	$5,000	N/A
18	$5,000	$24,349	$100,000	$5,000	N/A
19	$5,000	$19,626	$100,000	$5,000	N/A
20	$5,000	$14,844	$100,000	$5,000	N/A
21	$5,000	$10,002	$100,000	$5,000	N/A
22	$5,000	$0	$100,000	$5,000	N/A
23	$3,000	$0	$100,000	N/A	$3,000
24	$3,000	$0	$100,000	N/A	$3,000
25	$3,000	$0	$100,000	N/A	$3,000
26	$3,000	$0	$100,000	N/A	$3,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Enhanced Income Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Enhanced Income Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid until the Contract Value reaches zero.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Enhanced Income Amount (5% of the Protected Payment Base) will continue to be paid each year.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

During Contract Year 22, the Contract Value is reduced to zero after the Enhanced Income Amount of $5,000 is withdrawn. In the Contract Year that the Contract Value is reduced to zero, any remaining Enhanced Income Amount for that Contract Year can be withdrawn before the start of the next Contract Anniversary.

At the beginning of Contract Year 23, there is no Contract Value and the Enhanced Income Amount will no longer apply. From this point forward, the amount that must be withdrawn annually is the Guaranteed Lifetime Income Amount. The Guaranteed Lifetime Income Amount is determined by multiplying the Guaranteed Lifetime Income Percentage by the Protected Payment Base. The Guaranteed Lifetime Income Amount is $3,000 (3% x $100,000 = $3,000). This amount will be paid at least annually until the death of the surviving Designated Life.

Core Protect Plus (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XXI Rider – Single Life in the Contract’s Rider.)

Rider Terms

Annual Credit – An amount added to the Annual Credit Value. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Annual Credit Value – One of two values (the other value is the Highest Anniversary Value) that determine the Protected Payment Base prior to the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

The Annual Credit Value is increased each year by any Annual Credits, plus any subsequent Purchase Payments received from the most recent Contract Anniversary, during the periods described above.

The initial Annual Credit Value is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

The Annual Credit is not added to your Contract Value.

Once a withdrawal takes place or 5 Contract Anniversaries as described above, the Annual Credit Value will no longer apply and cannot be reinstated by any Automatic Reset.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Highest Anniversary Value – One of two values (the other value is the Annual Credit Value) that determine the Protected Payment Base prior to the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

On any day after the Rider Effective Date and during the periods described above, the Highest Anniversary Value is equal to:

● the Highest Anniversary Value as of the prior day, plus

● Purchase Payments received by us on that day.

On any Contract Anniversary after the Rider Effective Date, the Highest Anniversary Value is equal to the greater of:

● the Contract Value as of that Contract Anniversary (prior to the Rider fee assessment), or

● the Highest Anniversary Value immediately prior to that Contract Anniversary.

The initial Highest Anniversary Value is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

Once a withdrawal takes place or 5 Contract Anniversaries as described above, the Highest Anniversary Value will no longer apply and cannot be reinstated by any Automatic Reset.

Protected Payment Amount – The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the Designated Life. If the Designated Life

is younger than 65 years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 65, the Protected Payment Amount will be determine using the age at the time of the first withdrawal or the first withdrawal after an Automatic Reset. If the Designated Life is 65 years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base. In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date.

Withdrawal Percentage – This percentage is used to determine the Protected Payment Amount. The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Annual Credit Value until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

The Annual Credit is equal to the Annual Credit Percentage multiplied by the total Purchase Payments made into the Contract. See example 2 in Sample Calculations below for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal) or 5 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Annual Credit Value. In addition, Annual Credit eligibility cannot be reinstated by any Automatic Reset.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider also provides for a Highest Anniversary Value feature and for an amount (an “Annual Credit”) to be added to the Annual Credit Value. After the first withdrawal since the Rider Effective Date or 5 Contract Anniversaries from the Rider Effective Date, whichever occurs first, the Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary). Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 65 years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base. If the Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0).

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit Value, the Highest Anniversary Value, Automatic Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract year.

● For the first 5 years from the Rider Effective Date, the Protected Payment Base will be increased to equal the greater of the Annual Credit Value or the Highest Anniversary Value, as long as no withdrawals are made.

● If you take any type of withdrawal within the first 5 years from the Rider Effective Date, the Annual Credit Value or the Highest Anniversary Value will no longer affect the Protected Payment Base.

● Once a withdrawal is taken, the Protected Payment Base may be increased through an Automatic Reset. An Automatic Reset will increase the Protected Payment Base to equal the Contract Value on the Reset Date (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary).

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See examples 3 and 4 of Sample Calculations below for numerical examples of withdrawals and the effect on the Protected Payment Base.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in the Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen, and

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, market performance, or otherwise), the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

● the Protected Payment Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset will not reinstate eligibility for the Annual Credit Value or Highest Anniversary Value as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and after the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date,

we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, Purchase Payments received after the Rider Effective Date and before the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

will result in an increase in the Protected Payment Base, Annual Credit Value and the Highest Anniversary Value by the entire amount of the additional Purchase Payment. See example 2 in Sa for a numerical example of the adjustments to the Protected Payment Base, Annual Credit Value and the Highest Anniversary Value when a Purchase Payment is made. Any Purchase Payments received after the earlier of the first withdrawal or 5 Contract Anniversaries as described above, will increase the Protected Payment Base. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts, or adding or removing the Owner's spouse),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

● the day the Contract Value is reduced to zero (due to withdrawals, fees, market performance, or otherwise) if the Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Annual Credit Value = $100,000

● Highest Anniversary Value = $100,000

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Annual Credit Percentage of 7%

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$10,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$10,700

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base, Annual Credit Value, and Highest Anniversary Value are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $14,000 (7% of total Purchase Payments) is applied to the Annual Credit Value on that Contract Anniversary, increasing it to $214,000. On Year 2 Contract Anniversary, the Protected Payment Base is reset to $214,000, which is the greater of Annual Credit Value or Highest Anniversary Value. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,700 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Automatic Resets at Beginning of Contract Years 4 and 5.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$10,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$10,700
Activity		$4,000	$205,000			$214,000	$6,700
Year 3 Contract Anniversary			$205,000	NA	NA	$214,000	$10,700
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$214,000	$10,700

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Year 4 Contract Anniversary	(After Automatic Reset)		$215,000	NA	NA	$215,000	$10,750
Activity		$10,750	$212,000			$215,000	$0
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$217,000	NA	NA	$215,000	$10,750
Year 5 Contract Anniversary	(After Automatic Reset)		$217,000	NA	NA	$217,000	$10,850

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

● the Protected Payment Base remains unchanged; and

● since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($205,000) is less than the Protected Payment Base ($214,000), no Automatic Reset occurs. The Protected Payment Amount will be $10,700 (5% of the Protected Payment Base.

At Year 4 Contract Anniversary, the Protected Payment Base ($214,000) was less than the Contract Value ($215,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,750 (5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,750) the Protected Payment Base remains unchanged.

At Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,850 (5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Contract Value immediately before withdrawal = $207,000.

● Automatic Reset at Beginning of Contract Year 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$10,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$10,700
Activity		$20,000	$187,000 (after $20,000 withdrawal)	N/A	N/A	$203,856	$0

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Year 3 Contract Anniversary			$192,000	N/A	N/A	$203,856	$10,193
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	N/A	N/A	$203,856	$10,193
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	N/A	N/A	$205,000	$10,250

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000 > $10,700), the Protected Payment Base immediately after the withdrawal is reduced. Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $207,000

● Protected Payment Base = $214,000

● Protected Payment Amount = $10,700 (5% × Protected Payment Base; 5% × $214,000 = $10,700)

● No withdrawals were taken prior to the excess withdrawal

A withdrawal of $20,000 was taken, which exceeds the Protected Payment Amount of $10,700 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $9,300 (total withdrawal amount – Protected Payment Amount; $20,000 – $10,700 = $9,300).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). The Contract Value prior to the withdrawal was $207,000, which equals the $187,000 after the withdrawal plus the $20,000 withdrawal amount. Expressed as a percentage, the ratio is 4.74% ($9,300 ÷ ($207,000 – $10,700); $9,300 ÷ $196,300 = 0.0474 or 4.74%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $203,856 (Protected Payment Base × (1 – ratio); $214,000 × (1 – 4.74%); $214,000 × 95.26% = $203,856).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $203,856 = $10,193), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero). Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($192,000) is less than the Protected Payment Base ($203,856), no Automatic Reset occurs.

At Year 4 Contract Anniversary, the Protected Payment Base ($203,856) was less than the Contract Value ($205,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $10,250 (5% of the reset Protected Payment Base).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 62 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● Annual Credit Percentage of 7%.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.

● Contract Value immediately before withdrawal = $210,000.

● Automatic Reset at Beginning of Contract Year 6.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$0
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$0
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$0
Year 3 Contract Anniversary			$210,000	$228,000	$210,000	$228,000	$0
Activity		$30,000	$180,000 (after $30,000 withdrawal)	N/A	N/A	$195,419	$0
Year 4 Contract Anniversary			$183,000	N/A	N/A	$195,419	$0
Activity (Designated Life reaches age 65)			$178,000	N/A	N/A	$195,419	$9,771
Year 5 Contract Anniversary			$185,000	N/A	N/A	$195,419	$9,771
Year 6 Contract Anniversary	(Prior to Automatic Reset)		$215,000	N/A	N/A	$195,419	$9,771
Year 6 Contract Anniversary	(After to Automatic Reset)		$215,000	N/A	N/A	$215,000	$10,750

For an explanation of the values and activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Annual Credit Value ($228,000) is greater than the Contract Value ($210,000) and the Highest Anniversary Value ($210,000), the Protected Payment Base is increased to $228,000. No Automatic Resets are available since no withdrawal has occurred and the Contract has not reached the 5th Contract Anniversary.

Because the $30,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount ($0) immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $30,000.

Second, determine the reduction percentage by dividing the early withdrawal amount by the Contract Value prior to the withdrawal: $30,000 ÷ $210,000 = 0.1429 or 14.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the lesser of (a) the total withdrawal amount ($30,000) ($228,000 - $30,000 = $198,000) or (b) the reduction percentage ($228,000 × 14.29%) = $32,581; $228,000 - $32,581 = $195,419. Since $195,419 is less than $198,000, the new Protected Payment Base is $195,419.

At Year 4 Contract Anniversary, since the Contract Value ($183,000) is less than the Protected Payment Base ($195,419), no Automatic Reset occurs. Automatic Resets are now available since a withdrawal occurred in Contract Year 3. During Year 4, the Designated Life reaches age 65 and a new Protected Payment Amount will be calculated. The Protected Payment Amount is 5% of the Protected Payment Base ($195,419) which results in a Protected Payment Amount of $9,771.

At Year 5 Contract Anniversary, since the Contract Value ($185,000) is less than the Protected Payment Base ($195,419), no Automatic Reset occurs.

At Year 6 Contract Anniversary, since the Contract Value ($215,000) is greater than the Protected Payment Base ($195,419) on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $10,750 (5% × $215,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. There are no calculations for Annual Credit Value or Highest Anniversary Value since the example has withdrawals occurring immediately.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$5,000
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$3,125
05/01/2018 Contract Anniversary				$100,000	$5,000
06/15/2018	$1,875			$100,000	$3,125
09/15/2018	$1,875			$100,000	$1,250
12/15/2018	$1,875			$100,000	$0
01/01/2019			$8,000
03/15/2019	$2,000			$100,000	$0
05/01/2019 Contract Anniversary				$100,000	$5,000

Since the RMD Amount for 2019 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2019. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$5,000
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$3,125
04/01/2018		$2,000		$100,000	$1,125
05/01/2018 Contract Anniversary				$100,000	$5,000
06/15/2018	$1,875			$100,000	$3,125
09/15/2018	$1,875			$100,000	$1,250
11/15/2018		$4,000		$96,900	$0

On 3/15/18 there was an RMD Withdrawal of $1,875 and on 4/1/18 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/17 through 4/30/18) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/18, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/18, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount – Protected Payment Amount; $4,000 – $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Expressed as a percentage, the ratio is 3.10% ($2,750 ÷ ($90,000 – $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 3.10%); $100,000 × 96.90% = $96,900).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals of 5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Annual Credit Value and Highest Anniversary Value do not apply.

● Contract Value goes to zero during Contract Year 22.

● Death occurs during Contract Year 27 after the $5,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$5,000	$96,489	$100,000	$5,000
2	$5,000	$92,410	$100,000	$5,000
3	$5,000	$88,543	$100,000	$5,000
4	$5,000	$84,627	$100,000	$5,000
5	$5,000	$80,662	$100,000	$5,000
6	$5,000	$76,648	$100,000	$5,000
7	$5,000	$72,583	$100,000	$5,000
8	$5,000	$68,467	$100,000	$5,000
9	$5,000	$64,299	$100,000	$5,000
10	$5,000	$60,078	$100,000	$5,000
11	$5,000	$55,805	$100,000	$5,000
12	$5,000	$51,478	$100,000	$5,000
13	$5,000	$47,096	$100,000	$5,000
14	$5,000	$42,660	$100,000	$5,000
15	$5,000	$38,168	$100,000	$5,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
16	$5,000	$33,619	$100,000	$5,000
17	$5,000	$29,013	$100,000	$5,000
18	$5,000	$24,349	$100,000	$5,000
19	$5,000	$19,626	$100,000	$5,000
20	$5,000	$14,844	$100,000	$5,000
21	$5,000	$10,002	$100,000	$5,000
22	$5,000	$0	$100,000	$5,000
23	$5,000	$0	$100,000	$5,000
24	$5,000	$0	$100,000	$5,000
25	$5,000	$0	$100,000	$5,000
26	$5,000	$0	$100,000	$5,000
27	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 22, the Contract Value is reduced to zero after the Protected Payment Amount of $5,000 is withdrawn. Withdrawals of the Protected Payment Amount ($5,000) will continue to be paid each year (even if Contract Value is zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Core Protect Plus (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XXI Rider – Joint Life in the Contract’s Rider.)

Rider Terms

Annual Credit – An amount added to the Annual Credit Value. The Annual Credit Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Annual Credit Value – One of two values (the other value is the Highest Anniversary Value) that determine the Protected Payment Base prior to the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

The Annual Credit Value is increased each year by any Annual Credits, plus any subsequent Purchase Payments received from the most recent Contract Anniversary, during the periods described above.

The initial Annual Credit Value is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

The Annual Credit is not added to your Contract Value.

Once a withdrawal takes place or 5 Contract Anniversaries as described above, the Annual Credit Value will no longer apply and cannot be reinstated by any Automatic Reset.

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 65 years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 65 or older and exceeds the Protected Payment Amount.

Highest Anniversary Value – One of two values (the other value is the Annual Credit Value) that determine the Protected Payment Base prior to the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

On any day after the Rider Effective Date and during the periods described above, the Highest Anniversary Value is equal to:

● the Highest Anniversary Value as of the prior day, plus

● Purchase Payments received by us on that day.

On any Contract Anniversary after the Rider Effective Date, the Highest Anniversary Value is equal to the greater of:

● the Contract Value as of that Contract Anniversary (prior to the Rider fee assessment), or

● the Highest Anniversary Value immediately prior to that Contract Anniversary.

The initial Highest Anniversary Value is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

Once a withdrawal takes place or 5 Contract Anniversaries as described above, the Highest Anniversary Value will no longer apply and cannot be reinstated by any Automatic Reset.

Protected Payment Amount – The maximum amount that can be withdrawn in a Contract Year under this Rider without reducing the Protected Payment Base. The initial Protected Payment Amount will depend on the age of the youngest Designated Life. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is equal to zero (0); however, once the youngest Designated Life reaches age 65, the Protected Payment Amount will be determined using the age at the time of the first withdrawal or the first withdrawal after an Automatic Reset. If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is the Withdrawal Percentage multiplied by the Protected Payment Base. In any event, the Protected Payment Amount will never be less than zero (0). The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment. See example 1 in Sample Calculations below for a numerical example of initial values.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

Withdrawal Percentage – This percentage is used to determine the Protected Payment Amount. The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be applied to the Annual Credit Value until the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

The Annual Credit is equal to the Annual Credit Percentage multiplied by the total Purchase Payments made into the Contract. See example 2 in Sample Calculations below for a numerical example of the Annual Credit calculation. Once a withdrawal (including an RMD withdrawal) or 5 Contract Anniversaries has occurred, as measured from the Rider Effective Date, no Annual Credit will be added to the Annual Credit Value. In addition, Annual Credit eligibility cannot be reinstated by any Automatic Reset.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 65, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. This Rider also provides for a Highest Anniversary Value feature and for an amount (an “Annual Credit”) to be added to the Annual Credit Value. After the first withdrawal since the Rider Effective Date or 5 Contract Anniversaries from the Rider Effective Date, whichever occurs first, the Rider provides for Automatic Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value (if the Protected Payment base is at least $1.00 less than the Contract Value on that Contract Anniversary). Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 65 years of age or older, the Protected Payment Amount is the applicable Withdrawal Percentage (as disclosed in the Rate Sheet Prospectus Supplement applicable to your Contract) multiplied by the Protected Payment Base. If the youngest Designated Life is younger than 65 years of age, the Protected Payment Amount is zero (0).

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

The Protected Payment Base may change over time. The Protected Payment Base can be changed by subsequent Purchase Payments, the Annual Credit Value, the Highest Anniversary Value, Automatic Resets or by certain withdrawals. Here are ways the Protected Payment Base may change:

● The Protected Payment Base is increased by the full amount of any subsequent Purchase Payments made during the Contract year.

● For the first 5 years from the Rider Effective Date, the Protected Payment Base will be increased to equal the greater of the Annual Credit Value or the Highest Anniversary Value, as long as no withdrawals are made.

● If you take any type of withdrawal within the first 5 years from the Rider Effective Date, the Annual Credit Value or the Highest Anniversary Value will no longer affect the Protected Payment Base.

● Once a withdrawal is taken, the Protected Payment Base may be increased through an Automatic Reset. An Automatic Reset will increase the Protected Payment Base to equal the Contract Value on the Reset Date (if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary).

● A withdrawal that is less than or equal to the amount allowed each Contract Year (the Protected Payment Amount) will not change the Protected Payment Base. However, if a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection. See examples 3 and 4 of Sample Calculations below for numerical examples of withdrawals and the effect on the Protected Payment Base.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 65 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations below a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

If you request a withdrawal that is greater than the Protected Payment Amount, you must have Contract Value that is equal to or greater than the withdrawal amount requested.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● the youngest Designated Life is age 65 or older.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 65 when the Contract Value is zero (due to withdrawals, fees, market performance, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the youngest Designated Life is age 65 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

● the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued except that an Automatic Reset will not reinstate eligibility for the Annual Credit Value or Highest Anniversary Value as described above. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary, while this Rider is in effect, before the Annuity Date, and after the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date,

we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, Purchase Payments received after the Rider Effective Date and before the earlier of:

● the first withdrawal since the Rider Effective Date, or

● 5 Contract Anniversaries from the Rider Effective Date.

will result in an increase in the Protected Payment Base, Annual Credit Value and the Highest Anniversary Value by the entire amount of the additional Purchase Payment. See example 2 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base, Annual Credit Value and the Highest Anniversary Value when a Purchase Payment is made. Any Purchase Payments received after the earlier of the first withdrawal or 5 Contract Anniversaries as described above, will increase the Protected Payment Base. We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

● the day the Contract Value is reduced to zero (due to withdrawals, fees, market performance, or otherwise) if the youngest Designated Life is younger than age 65.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples may not reflect the current Annual Credit Percentage or the current Withdrawal Percentage. The Annual Credit Percentage and the Withdrawal Percentage are disclosed in a Rate Sheet Prospectus Supplement applicable to your Contract.

For Contracts with applications (or Regulation 60 paperwork if a replacement) signed prior to January 19, 2021, see APPENDIX: HISTORICAL RIDER PERCENTAGES.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$4,500

On the Rider Effective Date, the initial values are set as follows:

● Annual Credit Value = $100,000

● Highest Anniversary Value = $100,000

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4.5% of Protected Payment Base = $4,500

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Annual Credit Percentage of 7%

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$4,500
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$9,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$9,630
Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base, Annual Credit Value, and Highest Anniversary Value are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $9,000 (4.5% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, an annual credit of $14,000 (7% of total Purchase Payments) is applied to the Annual Credit Value on that Contract Anniversary, increasing it to $214,000. On Year 2 Contract Anniversary, the Protected Payment Base is reset to $214,000, which is the greater of Annual Credit Value or Highest Anniversary Value. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $9,630 (4.5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Automatic Resets at Beginning of Contract Years 4 and 5.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$4,500
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$9,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$9,630
Activity		$4,000	$205,000			$214,000	$5,630
Year 3 Contract Anniversary			$205,000	NA	NA	$214,000	$9,630
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$215,000	NA	NA	$214,000	$9,630
Year 4 Contract Anniversary	(After Automatic Reset)		$215,000	NA	NA	$215,000	$9,675
Activity		$9,675	$212,000			$215,000	$0
Year 5 Contract Anniversary	(Prior to Automatic Reset)		$217,000	NA	NA	$215,000	$9,675

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Year 5 Contract Anniversary	(After Automatic Reset)		$217,000	NA	NA	$217,000	$9,765

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($9,630):

● the Protected Payment Base remains unchanged; and

● since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($205,000) is less than the Protected Payment Base ($214,000), no Automatic Reset occurs. The Protected Payment Amount will be $9,630 (4.5% of the Protected Payment Base.

At Year 4 Contract Anniversary, the Protected Payment Base ($214,000) was less than the Contract Value ($215,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $9,675 (4.5% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($9,675) the Protected Payment Base remains unchanged.

At Year 5 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 5 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 5 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $9,765 (4.5% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 65 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Annual Credit Percentage of 7%.

● Contract Value immediately before withdrawal = $207,000.

● Automatic Reset at Beginning of Contract Year 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$4,500
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$9,000
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$9,630
Activity		$20,000	$187,000 (after $20,000 withdrawal)	N/A	N/A	$202,765	$0
Year 3 Contract Anniversary			$192,000	N/A	N/A	$202,765	$9,124
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	N/A	N/A	$202,765	$9,124
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	N/A	N/A	$205,000	$9,225

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000 > $10,700), the Protected Payment Base immediately after the withdrawal is reduced. Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value are no longer applicable.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $207,000

● Protected Payment Base = $214,000

● Protected Payment Amount = $9,630 (4.5% × Protected Payment Base; 4.5% × $214,000 = $9,630)

● No withdrawals were taken prior to the excess withdrawal

A withdrawal of $20,000 was taken, which exceeds the Protected Payment Amount of $10,700 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $9,300 (total withdrawal amount – Protected Payment Amount; $20,000 – $9,630 = $10,370).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). The Contract Value prior to the withdrawal was $207,000, which equals the $187,000 after the withdrawal plus the $20,000 withdrawal amount. Numerically, the ratio is 4.74% ($10,370 ÷ ($207,000 – $9,630); $10,370 ÷ $197,370 = 0.0525 or 5.25%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $202,765 (Protected Payment Base × (1 – ratio); $214,000 × (1 – 5.25%); $214,000 × 94.75% = $202,765).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (4.5% of the Protected Payment Base after the withdrawal (4.5% of $202,765 = $9,124), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero). Since a withdrawal occurred, the Annual Credit Value and Highest Anniversary Value no longer apply.

At Year 3 Contract Anniversary, since the Contract Value ($192,000) is less than the Protected Payment Base ($202,765), no Automatic Reset occurs.

At Year 4 Contract Anniversary, the Protected Payment Base ($202,765) was less than the Contract Value ($205,000) on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is equal to $9,225 (4.5% of the reset Protected Payment Base).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 62 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● Annual Credit Percentage of 7%.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.

● Contract Value immediately before withdrawal = $210,000.

● Automatic Reset at Beginning of Contract Year 6.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$100,000	$100,000	$0

	Purchase Payment	Withdrawal	Contract Value	Annual Credit Value	Highest Anniversary Value	Protected Payment Base	Protected Payment Amount
Activity	$100,000		$202,000	$200,000	$200,000	$200,000	$0
Year 2 Contract Anniversary			$207,000	$214,000	$207,000	$214,000	$0
Year 3 Contract Anniversary			$210,000	$228,000	$210,000	$228,000	$0
Activity		$30,000	$180,000 (after $30,000 withdrawal)	N/A	N/A	$195,419	$0
Year 4 Contract Anniversary			$183,000	N/A	N/A	$195,419	$0
Activity (Designated Life reaches age 65)			$178,000	N/A	N/A	$195,419	$8,794
Year 5 Contract Anniversary			$185,000	N/A	N/A	$195,419	$8,794
Year 6 Contract Anniversary	(Prior to Automatic Reset)		$215,000	N/A	N/A	$195,419	$8,794
Year 6 Contract Anniversary	(After to Automatic Reset)		$215,000	N/A	N/A	$215,000	$9,675

For an explanation of the values and activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Annual Credit Value ($228,000) is greater than the Contract Value ($210,000) and the Highest Anniversary Value ($210,000), the Protected Payment Base is increased to $228,000. No Automatic Resets are available since no withdrawal has occurred and the Contract has not reached the 5th Contract Anniversary.

Because the $30,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount ($0) immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $30,000.

Second, determine the reduction percentage by dividing the early withdrawal amount by the Contract Value prior to the withdrawal: $30,000 ÷ $210,000 = 0.1429 or 14.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the lesser of (a) the total withdrawal amount ($30,000) ($228,000 - $30,000 = $198,000) or (b) the reduction percentage ($228,000 × 14.29%) = $32,581; $228,000 - $32,581 = $195,419. Since $195,419 is less than $198,000, the new Protected Payment Base is $195,419.

At Year 4 Contract Anniversary, since the Contract Value ($183,000) is less than the Protected Payment Base ($195,419), no Automatic Reset occurs. Automatic Resets are now available since a withdrawal occurred in Contract Year 3. During Contract Year 4, the Designated Life reaches age 65 and a new Protected Payment Amount will be calculated. The Protected Payment Amount is 4.5% of the Protected Payment Base ($195,419) which results in a Protected Payment Amount of $8,794.

At Year 5 Contract Anniversary, since the Contract Value ($185,000) is less than the Protected Payment Base ($195,419), no Automatic Reset occurs.

At Year 6 Contract Anniversary, since the Contract Value ($215,000) is greater than the Protected Payment Base ($195,419) on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $9,675 (4.5% × $215,000) since the Designated Life reached age 65.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. There are no calculations for Annual Credit Value or Highest Anniversary Value since the example has withdrawals occurring immediately.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$4,500
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$2,625
05/01/2018 Contract Anniversary				$100,000	$4,500
06/15/2018	$1,875			$100,000	$2,625
09/15/2018	$1,875			$100,000	$750
12/15/2018	$1,875			$100,000	$0
01/01/2019			$8,000
03/15/2019	$2,000			$100,000	$0
05/01/2019 Contract Anniversary				$100,000	$4,500

Since the RMD Amount for 2019 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2019. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2017 Contract Anniversary				$100,000	$4,500
01/01/2018			$7,500
03/15/2018	$1,875			$100,000	$2,625
04/01/2018		$2,000		$100,000	$625
05/01/2018 Contract Anniversary				$100,000	$4,500
06/15/2018	$1,875			$100,000	$2,625
09/15/2018	$1,875			$100,000	$750
11/15/2018		$4,000		$96,360	$0

On 3/15/18 there was an RMD Withdrawal of $1,875 and on 4/1/18 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/17 through 4/30/18) did not exceed the Protected Payment Amount of $4,500 there was no adjustment to the Protected Payment Base. On 5/1/18, the Protected Payment Amount was re-calculated (4.5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/18, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($4,500). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($750), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,360.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Protected Payment Amount = $750

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $750. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,250 (total withdrawal amount – Protected Payment Amount; $4,000 – $750 = $3,250).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.64% ($3,250 ÷ ($90,000 – $750); $3,250 ÷ $89,250 = 0.0364 or 3.64%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,360 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 3.64%); $100,000 × 96.36% = $96,360).

Example #7 – Lifetime Income.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● All Designated Lives are 65 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 4.5% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Annual Credit Value and Highest Anniversary Value do not apply.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continues Contract upon the death of the first Designated Life.

● Contract Value goes to zero during Contract Year 22.

● Surviving Spouse dies during Contract Year 26 after the $4,500 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,500	$96,489	$100,000	$4,500
2	$4,500	$92,410	$100,000	$4,500
3	$4,500	$88,543	$100,000	$4,500
4	$4,500	$84,627	$100,000	$4,500
5	$4,500	$80,662	$100,000	$4,500
6	$4,500	$76,648	$100,000	$4,500
7	$4,500	$72,583	$100,000	$4,500
8	$4,500	$68,467	$100,000	$4,500
9	$4,500	$64,299	$100,000	$4,500
10	$4,500	$60,078	$100,000	$4,500
11	$4,500	$55,805	$100,000	$4,500
12	$4,500	$51,478	$100,000	$4,500
13	$4,500	$47,096	$100,000	$4,500

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
Activity (Death of first Designated Life) 14	$4,500	$42,660	$100,000	$4,500
15	$4,500	$38,168	$100,000	$4,500
16	$4,500	$33,619	$100,000	$4,500
17	$4,500	$29,013	$100,000	$4,500
18	$4,500	$24,349	$100,000	$4,500
19	$4,500	$19,626	$100,000	$4,500
20	$4,500	$14,844	$100,000	$4,500
21	$4,500	$10,002	$100,000	$4,500
22	$4,500	$0	$100,000	$4,500
23	$4,500	$0	$100,000	$4,500
24	$4,500	$0	$100,000	$4,500
25	$4,500	$0	$100,000	$4,500
26	$4,500	$0	$100,000	$4,500

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4.5% of Protected Payment Base = $4,500

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,500), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (4.5% of the Protected Payment Base) will continue to be paid each year.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

During Contract Year 22, the Contract Value is reduced to zero after the Protected Payment Amount of $4,500 is withdrawn. Withdrawals of the Protected Payment Amount ($4,500) will continue to be paid each year (even if Contract Value is zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Guaranteed Protection Advantage 3 Select

(This Rider is called the Guaranteed Minimum Accumulation Benefit Rider in the Contract’s Rider.)

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Guaranteed Protection Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments that are not part of the Guaranteed Protection Amount (Purchase Payments made after the first year of a Term and not included in a Step-Up) will not be included in the benefit calculation at the end of Term.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. Any subsequent Purchase Payments received after the first year of a Term are not included in the Guaranteed Protection Amount.

If, on the last day of the Term, the Contract is annuitized, or a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the 3rd anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

● your election of a Step-Up must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the Step-Up is effective,

● the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),

● a new 10-year Term will begin as of the Step-Up Date, and

● you may not elect another Step-Up until on or after the 3rd anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new 10-year Term will extend beyond the Annuity Date.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day we receive notification from the Owner to terminate the Rider,

● the date a full withdrawal of the amount available for withdrawal is made under the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the date the Contract is terminated according to the provisions of the Contract, or

● the Annuity Date.

If your request to terminate the Rider is received at our Service Center within 60 calendar days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary. If your request to terminate the Rider is received at our Service Center more than 60 calendar days after a Contract Anniversary, the Rider will terminate the day we receive the request.

If the Rider is terminated, you must wait until a Contract Anniversary that is at least 1 year from the Effective Date of the termination before the Rider may be purchased again (if available).

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a 10-Year Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 4.

● A withdrawal of $10,000 is taken during Contract Year 7.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Guaranteed Protection Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000
Activity	$20,000		$118,119	$120,000
2			$117,374	$120,000
3			$114,439	$120,000
4			$111,578	$120,000
Activity	$10,000		$119,480	$120,000
5			$118,726	$120,000
6			$124,662	$120,000
Step-Up (New 10- Year Term Begins)			$124,662	$124,662
7			$121,546	$124,662
Activity		$10,000	$109,259	$114,209
8			$108,570	$114,209
9			$105,856	$114,209
10			$103,209	$114,209
11			$100,629	$114,209
12			$98,114	$114,209
13			$95,661	$114,209
14			$93,269	$114,209
15			$90,937	$114,209
Values at End of 15th Year			$88,664 $114,209	$114,209 $0	$25,545

The Guaranteed Protection Amount is equal to (a) + (b) – (c) as indicated below:

(a) is the Contract Value at the start of the Term,

(b) is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c) is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

● Guaranteed Protected Amount = Initial Purchase Payment = $100,000 ($100,000 + 0 – 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Guaranteed Protection Amount will be increased by $20,000 to $120,000. ($100,000 + $20,000 – 0 = $120,000)

During Contract Year 4, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Guaranteed Protection Amount because it was not made during the first Contract Year (or first year of the 10-Year Term).

On the 6th Contract Anniversary, an optional Step-Up was elected. The Step-Up will reset the Guaranteed Protection Amount equal to the Contract Value ($124,662) as of that Contract Anniversary.

During Contract Year 7, a withdrawal of $10,000 was made. This withdrawal will reduce the Guaranteed Protection Amount on a pro rata basis and will result in a new Guaranteed Protection Amount. The pro rata adjustment is $10,453 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 ÷ $119,259 = 0.08385) multiplied by the Guaranteed Protection Amount prior to the withdrawal ($124,662 × 0.08385 = $10,453). The new Guaranteed Protection Amount (a) + (b) – (c) = $114,209 ($124,662 + 0 – $10,453 = 114,209).

At the end of Contract Year 15 (end of the 10-Year Term) the Contract Value ($88,664) is less than the Guaranteed Protection Amount ($114,209). Therefore, $25,545 ($114,209 – $88,664 = $25,545) is added to the Contract Value and the Rider terminates.

CoreIncome Advantage 4 Select (Single)

(This Rider is called the Guaranteed Withdrawal Benefit XII Rider – Single Life in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Life – The person upon whose life the benefits of this Rider are based. The Owner/Annuitant (or youngest Annuitant in the case of a Non-Natural Owner) will be the Designated Life. The Designated Life cannot be changed; if a change occurs this Rider will terminate.

Early Withdrawal – Any withdrawal that occurs before the Designated Life is 59½ years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the Designated Life is 59½ years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0); however, once the Designated Life reaches age 59½, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the Designated Life is 59½ years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen, and

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the Designated Life is younger than age 59½ when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

● the Protected Payment Amount will be paid each year until the date of death of the Designated Life or when a death benefit becomes payable under the Contract,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of the Designated Life or when a death benefit becomes payable under the Contract, whichever occurs first. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider and will be based on the Contract Value at time of re-purchase. Any Rider re-purchases are subject to the Rider terms and conditions at the time of re-purchase.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of the Designated Life or when a death benefit becomes payable under the Contract,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

● the day the Contract Value is reduced to zero if the Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

Hypothetical sample calculations are below in Sample Calculations. The examples are based on certain hypothetical assumptions and are for example purposes only. These examples are not intended to serve as projections of future investment returns.

CoreIncome Advantage 4 Select (Joint)

(This Rider is called the Guaranteed Withdrawal Benefit XII Rider – Joint Life in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

● be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA), or

● remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59½ years of age.

Excess Withdrawal – Any withdrawal (except an RMD Withdrawal) that occurs after the youngest Designated Life is age 59½ or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is equal to 4% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset on each Contract Anniversary to 4% of the Protected Payment Base computed on that date. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 59½, the Protected Payment Amount will equal 4% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

Beginning at age 59½, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59½ years of age or older, the Protected Payment Amount is 4% of the Protected Payment Base. If the youngest Designated Life is younger than 59½ years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset will increase the Protected Payment Base to the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base at the time of withdrawal, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59½ years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 4% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See example 5 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only, and

● the youngest Designated Life is age 59½ or older.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See example 6 in Sample Calculations below for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59½ when the Contract Value is zero (due to withdrawals, fees, or otherwise), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

If the youngest Designated Life is age 59½ or older and the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

● the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

● no additional Purchase Payments will be accepted under the Contract, and

● the Contract will cease to provide any death benefit (amount will be zero).

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only or Joint Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

● the Life Only or Joint Life Only fixed annual payment amount based on the terms of your Contract, or

● the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this

Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your financial professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract. See Rider Terms – Designated Lives above and ADDITIONAL INFORMATION – Changes to Your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the date of the death of all Designated Lives eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,

● upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,

● if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date (see the Annuitization subsection for additional information),

● the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount, or

● the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 59½.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the Contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

The examples apply to CoreIncome Advantage 4 Select (Single) and (Joint) unless otherwise noted below.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4% of Protected Payment Base = $4,000

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● No withdrawals taken.

● Automatic Reset at Beginning of Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$4,000
Activity	$100,000		$200,000	$200,000	$8,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $8,000 (4% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$4,000
Activity	$100,000		$200,000	$200,000	$8,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280
Activity		$5,000	$216,490 (after $5,000 withdrawal)	$207,000	$3,280
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$8,280
Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$8,660

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This reset increases the Protected Payment Base to $207,000 and the Protected Payment Amount to $8,280 (4% × $207,000).

Because the $5,000 withdrawal during Contract Year 2 did not exceed the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount after the automatic reset at the Year 3 Contract Anniversary is equal to $8,660 (4% of the reset Protected Payment Base).

Example #4 – Withdrawal Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $195,000.

● Automatic Resets at Beginning of Contract Years 2 and 3.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$4,000
Activity	$100,000		$200,000	$200,000	$8,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$8,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$8,280
Activity		$30,000	$165,000 (after $30,000 withdrawal)	$182,926	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$192,000	$182,926	$7,317
Year 3 Contract Anniversary	(After Automatic Reset)		$192,000	$192,000	$7,680

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $30,000 withdrawal during Contract Year 2 exceeds the $8,280 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the excess withdrawal amount, which is the total withdrawal amount less the Protected Payment Amount: $30,000 – $8,280 = $21,720.

Second, determine the reduction percentage by dividing the excess withdrawal amount computed above by the difference between the Contract Value and the Protected Payment Amount immediately before the withdrawal: $21,720 ÷ ($195,000 – $8,280) = 0.1163 or 11.63%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the percentage computed above: $207,000 – ($207,000 × 11.63%) = $182,926.

The Protected Payment Amount immediately after the withdrawal is equal to $0. This amount is determined by multiplying the Protected Payment Base before the withdrawal by 4% and then subtracting all of the withdrawals made during that Contract Year:
(4% × $207,000) – $30,000 = -$21,720 or $0, since the Protected Payment Amount can’t be less than zero.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an automatic reset occurs that increases the Protected Payment Base to an amount equal to 100% of the Contract Value on that date. (Compare the balances at Year 3 Contract Anniversary Prior to and After Automatic Reset).

Example #5 – Early Withdrawal.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 56½ years old.

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Contract Value immediately before withdrawal = $221,490.

● Automatic Resets at Beginning of Contract Years 2, 3 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount
Rider Effective Date	$100,000		$100,000	$100,000	$0
Activity	$100,000		$200,000	$200,000	$0
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0
Activity		$25,000	$196,490 (after $25,000 withdrawal)	$182,000	$0
Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0
Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0
Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$8,200

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the $0 Protected Payment Amount immediately prior to the withdrawal, the Protected Payment Base immediately after the withdrawal will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount of $25,000.

Second, determine the reduction percentage by dividing the early withdrawal amount determined by the Contract Value prior to the withdrawal: $25,000 ÷ $221,490 = 0.1129 or 11.29%.

Third, determine the new Protected Payment Base by reducing the Protected Payment Base immediately prior to the withdrawal by the greater of (a) the total withdrawal amount ($25,000) and (b) the reduction percentage ($207,000 × 11.29%) = $23,370. Since $25,000 is greater than $23,370, the new Protected Payment Base is computed by subtracting $25,000 from the prior Protected Payment Base: $207,000 – $25,000 = $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 3 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount remains at $0 since the Designated Life has not reached age 59½.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary, an Automatic Reset occurs which increases the Protected Payment Base to an amount equal to 100% of the Contract Value (compare balances at Year 4 Contract Anniversary – Prior to and After Automatic Reset). The Protected Payment Amount is set to $8,200 (4% × $205,000) since the Designated Life reached age 59½.

Example #6 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2006 Contract Anniversary				$100,000	$4,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$2,125
05/01/2007 Contract Anniversary				$100,000	$4,000
06/15/2007	$1,875			$100,000	$2,125
09/15/2007	$1,875			$100,000	$250
12/15/2007	$1,875			$100,000	$0
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0
05/01/2008 Contract Anniversary				$100,000	$4,000

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount
05/01/2006 Contract Anniversary			$0	$100,000	$4,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$2,125
04/01/2007		$2,000		$100,000	$125
05/01/2007 Contract Anniversary				$100,000	$4,000
06/15/2007	$1,875			$100,000	$2,125
09/15/2007	$1,875			$100,000	$250
11/15/2007		$4,000		$95,820	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $4,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (4% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($4,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $95,820.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Protected Payment Amount = $250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $3,750 (total withdrawal amount – Protected Payment Amount; $4,000 – $250 = $3,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 4.18% ($3,750 ÷ ($90,000 – $250); $3,750 ÷ $89,750 = 0.0418 or 4.18%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $95,820 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 4.18%); $100,000 × 95.82% = $95,820).

Example #7 – Lifetime Income.

This example applies to CoreIncome Advantage 4 Select (Single) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● Every Designated Life is 64 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● Death occurs during Contract Year 26 after the $4,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$96,489	$100,000	$4,000
2	$4,000	$92,410	$100,000	$4,000
3	$4,000	$88,543	$100,000	$4,000
4	$4,000	$84,627	$100,000	$4,000
5	$4,000	$80,662	$100,000	$4,000
6	$4,000	$76,648	$100,000	$4,000
7	$4,000	$72,583	$100,000	$4,000
8	$4,000	$68,467	$100,000	$4,000
9	$4,000	$64,299	$100,000	$4,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
10	$4,000	$60,078	$100,000	$4,000
11	$4,000	$55,805	$100,000	$4,000
12	$4,000	$51,478	$100,000	$4,000
13	$4,000	$47,096	$100,000	$4,000
14	$4,000	$42,660	$100,000	$4,000
15	$4,000	$38,168	$100,000	$4,000
16	$4,000	$33,619	$100,000	$4,000
17	$4,000	$29,013	$100,000	$4,000
18	$4,000	$24,349	$100,000	$4,000
19	$4,000	$19,626	$100,000	$4,000
20	$4,000	$14,844	$100,000	$4,000
21	$4,000	$10,002	$100,000	$4,000
22	$4,000	$5,099	$100,000	$4,000
23	$4,000	$0	$100,000	$4,000
24	$4,000	$0	$100,000	$4,000
25	$4,000	$0	$100,000	$4,000
26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

Withdrawals of 4% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of the Designated Life or when a death benefit becomes payable under the Contract.

Example #8 – Lifetime Income.

This example applies to CoreIncome Advantage 4 Select (Joint) only.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● All Designated Lives are 64 years old.

● No subsequent Purchase Payments are received.

● Withdrawals, each equal to 4% of the Protected Payment Base are taken each Contract Year.

● No Automatic Reset is assumed during the life of the Rider.

● All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

● Surviving Spouse continues Contract upon the death of the first Designated Life.

● Surviving Spouse dies during Contract Year 26 after the $4,000 withdrawal was made.

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
1	$4,000	$96,489	$100,000	$4,000

Contract Year	Withdrawal	End of Year Contract Value	Protected Payment Base	Protected Payment Amount
2	$4,000	$92,410	$100,000	$4,000
3	$4,000	$88,543	$100,000	$4,000
4	$4,000	$84,627	$100,000	$4,000
5	$4,000	$80,662	$100,000	$4,000
6	$4,000	$76,648	$100,000	$4,000
7	$4,000	$72,583	$100,000	$4,000
8	$4,000	$68,467	$100,000	$4,000
9	$4,000	$64,299	$100,000	$4,000
10	$4,000	$60,078	$100,000	$4,000
11	$4,000	$55,805	$100,000	$4,000
12	$4,000	$51,478	$100,000	$4,000
13	$4,000	$47,096	$100,000	$4,000
Activity (Death of first Designated Life) 14	$4,000	$42,660	$100,000	$4,000
15	$4,000	$38,168	$100,000	$4,000
16	$4,000	$33,619	$100,000	$4,000
17	$4,000	$29,013	$100,000	$4,000
18	$4,000	$24,349	$100,000	$4,000
19	$4,000	$19,626	$100,000	$4,000
20	$4,000	$14,844	$100,000	$4,000
21	$4,000	$10,002	$100,000	$4,000
22	$4,000	$5,099	$100,000	$4,000
23	$4,000	$0	$100,000	$4,000
24	$4,000	$0	$100,000	$4,000
25	$4,000	$0	$100,000	$4,000
26	$4,000	$0	$100,000	$4,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (4% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Income Access Select

(This Rider is called the Guaranteed Withdrawal Benefit XIII Rider in the Contract’s Rider.)

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Treasury Regulations.

Protected Payment Amount – The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

● 7% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

● The Remaining Protected Balance as of that day.

The Protected Payment Amount will be reset on each Contract Anniversary to 7% of the Protected Payment Base computed on that date. The initial Protected Payment Amount on the Rider Effective Date is equal to 7% of the initial Protected Payment Base.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The initial Remaining Protected Balance is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 calendar days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 calendar days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

You will find information about an RMD Withdrawal in the Required Minimum Distributions subsection and information about Automatic Resets and Owner-Elected Resets in the Reset of Protected Payment Base subsection below.

How the Rider Works

This Rider allows for withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. This Rider does not provide lifetime withdrawal benefits. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59½, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see FEDERAL TAX ISSUES – IRAs and Qualified Plans.

Withdrawal of Protected Payment Amount

While the Rider is in effect, you may make cumulative withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Remaining Protected Balance equals zero or until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

Under your Contract, you may withdraw more than the Protected Payment Amount each Contract Year. However, withdrawals of more than the Protected Payment Amount in a Contract Year will cause an immediate adjustment to the Remaining Protected Balance, the Protected Payment Base, and the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD Withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See example 4 in Sample Calculations below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value (less the Protected Payment Amount) is lower than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn.

For information regarding taxation of withdrawals, see FEDERAL TAX ISSUES.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

Depletion of Contract Value

If the Contract Value was reduced to zero by a withdrawal (including an RMD Withdrawal) that did not exceed the Protected Payment Amount immediately prior to that withdrawal, the following will apply:

● the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually, until the Remaining Protected Balance is reduced to zero,

● no additional Purchase Payments will be accepted under the Contract,

● any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide payments under an Annuity Option, and

● the Contract will cease to provide any death benefit (amount will be zero).

If the Contract Value is reduced to zero by a withdrawal that exceeds the Protected Payment Amount (excluding an RMD withdrawal), the Rider will terminate.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

● such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Treasury Regulations,

● you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen, and

● the Annual RMD Amount is based on the previous year-end fair market value of this Contract only.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

If the Contract Value is reduced to zero, RMD Withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

We reserve the right to modify or eliminate the treatment of RMD Withdrawals under this Rider if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If we exercise this right, we will provide 30 days advance notice to the Owner.

See FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which Reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future Reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A Reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically Reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is at least $1.00 less than the Contract Value on that Contract Anniversary.

Owner-Elected Resets (Non-Automatic). On any Contract Anniversary beginning with the 1st Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to Reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value.

If you elect this option, your election must be received, In Proper Form, within 60 calendar days after the Contract Anniversary on which the Reset is effective. The Reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. There may be situations where you may want to elect an Owner-Elected Reset. For example, one scenario where an Owner-Elected Reset may be used is when no Automatic Resets have occurred and you want to Reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we accept additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, we reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we reject or restrict any additional Purchase Payments, we will provide 30 days advance notice to the Owner. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract. If the surviving spouse continues the Contract, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero (0). The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS - Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically end on the earliest of:

● the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

● the day the Remaining Protected Balance is reduced to zero,

● the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes to or from certain trusts or adding or removing the Owner’s spouse),

● when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

● the day the Contract is terminated in accordance with the provisions of the Contract,

● the day you exchange this Rider for another withdrawal benefit Rider,

● the Annuity Date, or

● the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD Withdrawal) that exceeds the Protected Payment Amount.

See the Depletion of Contract Value subsection for situations where the Rider will not terminate when the contract Value is reduced to zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

● Protected Payment Base = Initial Purchase Payment = $100,000

● Remaining Protected Balance = Initial Purchase Payment = $100,000

● Protected Payment Amount = 7% of Protected Payment Base = $7,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

● No withdrawals taken.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000
Activity	$20,000		$122,000	$120,000	$8,400	$120,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000
Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Immediately after the $20,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $120,000 ($100,000 + $20,000). The Protected Payment Amount after the Purchase Payment is equal to $8,400 (7% of the Protected Payment Base after the Purchase Payment).

At Year 2 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which changes the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,540 (7% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

● Automatic Reset at the Beginning of Contract Year 2.

● A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000
Activity	$20,000		$122,000	$120,000	$8,400	$120,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$122,000	$120,000	$8,400	$120,000
Year 2 Contract Anniversary	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000
Activity		$8,540	$116,000	$122,000	$0	$113,460
Year 3 Contract Anniversary			$116,000	$122,000	$8,540	$113,460

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($8,540):

● the Protected Payment Base remains unchanged; and

● the Remaining Protected Balance is reduced by the amount of the withdrawal to $113,460 ($122,000 – $8,540).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

● Initial Purchase Payment = $100,000

● Rider Effective Date = Contract Date

● A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

● A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

● Automatic Reset at Beginning of Contract Year 2 and 4.

● Each Contract Anniversary referenced in the table represents the first calendar day of the applicable Contract Year.

	Purchase Payment	Withdrawal	Contract Value	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
Rider Effective Date	$100,000		$100,000	$100,000	$7,000	$100,000
Activity	$100,000		$200,000	$200,000	$14,000	$200,000
Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$14,000	$200,000
Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$14,490	$207,000
Activity		$15,000	$206,490	$206,503	$0	$192,000
Year 3 Contract Anniversary			$206,490	$206,503	$14,455	$192,000
Year 4 Contract Anniversary	(Prior to Automatic Reset)		$220,944	$206,503	$14,455	$192,000
Year 4 Contract Anniversary	(After Automatic Reset)		$220,944	$220,944	$15,466	$220,944

For an explanation of the activities at the start of and during Contract Year 1 and 2, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $14,490), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $221,490

● Protected Payment Base = $207,000

● Remaining Protected Balance = $207,000

● Protected Payment Amount = $14,490 (7% x Protected Payment Base; 7% x $207,000 = $14,490)

● No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $14,490 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $510 (total withdrawal – amount Protected Payment Amount; $15,000 – $14,490 = $510).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). The Contract Value prior to the withdrawal was $221,490, which equals the $206,490 after the $15,000 withdrawal amount. Numerically, the ratio is 0.24% ($510 ÷ ($221,490 – $14,490); $510 ÷ $207,000 = 0.0024 or 0.24%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $206,503 (Protected Payment Base × (1 – ratio); $207,000 × (1 – 0.24%); $207,000 × 99.76% = $206,503).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the new Remaining Protected Balance is $192,047 (Remaining Protected Balance immediately before the withdrawal – Protected Payment Amount) × (1 – ratio); ($207,000 – $14,490) × (1 – 0.24%); $192,510 × 99.76% = $192,047).

To determine the total withdrawal amount reduction, the Remaining Protected Balance immediately before the withdrawal is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the new Remaining Protected Balance is $192,000 (Remaining Protected Balance immediately before the withdrawal – total withdrawal amount; $207,000 – $15,000 = $192,000).

Therefore, since $192,000 (total withdrawal amount method) is less than $192,047 (proportionate method) the new Remaining Protected Balance is $192,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0, but at the Beginning of Contract Year 3, it is adjusted to $14,455 (7% of the Protected Payment Base (7% of $206,503 = $14,455).

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$5,125	$98,125
05/01/2007 Contract Anniversary				$100,000	$7,000	$98,125
06/15/2007	$1,875			$100,000	$5,125	$96,250

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
09/15/2007	$1,875			$100,000	$3,250	$94,375
12/15/2007	$1,875			$100,000	$1,375	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008 Contract Anniversary				$100,000	$7,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD Withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

Activity Date	RMD Withdrawal	Non-RMD Withdrawal	Annual RMD Amount	Protected Payment Base	Protected Payment Amount	Remaining Protected Balance
05/01/2006 Contract Anniversary				$100,000	$7,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$5,125	$98,125
04/01/2007		$2,000		$100,000	$3,125	$96,125
05/01/2007 Contract Anniversary				$100,000	$7,000	$96,125
06/15/2007	$1,875			$100,000	$5,125	$94,250
09/15/2007	$1,875			$100,000	$3,250	$92,375
11/15/2007		$4,000		$99,140	$0	$88,358

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $7,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (7% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($7,000). As the withdrawal exceeded the Protected Payment Amount and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $99,140 and the Remaining Protected Balance is reduced to $88,358.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

● Contract Value = $90,000

● Protected Payment Base = $100,000

● Remaining Protected Balance = $92,375

● Protected Payment Amount less withdrawals already taken = $7,000 - $3,750 = $3,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount reduced by withdrawals already taken. Numerically, the excess withdrawal amount is $750 (total withdrawal amount – (Protected Payment Amount – withdrawals already taken); $4,000 – ($7,000 – $3,750) = $750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 0.86% ($750 ÷ ($90,000 – $3,250); $750 ÷ $86,750 = 0.0086 or 0.86%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $99,140 (Protected Payment Base × (1 – ratio); $100,000 × (1 – 0.86%); $100,000 × 99.14% = $99,140).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,358 (Remaining Protected Balance – Protected Payment Amount) × (1 – ratio); ($92,375 – $3,250) × (1 – 0.86%); $89,125 × 99.14% = $88,358).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance – total withdrawal amount; $92,375 – $4,000 = $88,375).

Therefore, since $88,358 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,358.

WHERE TO GO FOR MORE INFORMATION

You will find additional information about this variable annuity contract and Separate Account A in the Statement of Additional Information (SAI) dated May 1, 2023.

The SAI has been filed with the SEC and is considered to be part of this Prospectus because it is incorporated by reference. Reports and other information about Separate Account A are available on the SEC website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

You can get a copy of the SAI at no charge by visiting our website, calling or writing to us, or by contacting the SEC. The SEC may charge you a fee for this information.

The Pacific Odyssey variable annuity Contract is offered by Pacific Life & Annuity Company, 700 Newport Center Drive. P.O. Box 9000, Newport Beach, California 92660.

If you have any questions about the Contract, please ask your financial professional or contact us.

How to Contact Us

Call or write our Service Center at:

Pacific Life & Annuity Company
P.O. Box 2829
Omaha, Nebraska 68103-2829

(800) 748-6907
6 a.m. through 5 p.m. Pacific time

Send Purchase Payments, other payments and application forms to our Service Center at the following address:

By mail
Pacific Life & Annuity Company
P.O. Box 2736
Omaha, Nebraska 68103-2736

By overnight delivery service
Pacific Life & Annuity Company
6750 Mercy Road, RSD
Omaha, Nebraska 68106

FINRA Public Disclosure Program

The Financial Industry Regulatory Authority (FINRA) provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

EDGAR Contract No. C000123392

SAI

(Included in Registrant’s Form N-4, File No. 333-185329 Accession No. 0001104659-22-048310 filed on April 21, 2022 and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific Odyssey (2013))

Item 27. Exhibits

(1)	Board of Directors Resolution

(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w1xay.htm

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311061494/a59510aexv99w3xay.htm

(b)

Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w3xby.htm

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849, filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d3dc.htm

(4)	Contracts

(a)

Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-232NY); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000101706202001851/dex994a.txt

(b)

Qualified Retirement Plan Rider (Form No. 20-2269); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000804/a30066a1exv99wx4yxby.htm

(c)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000804/a30066a1exv99wx4yxcy.htm

(d)

Individual Retirement Annuity Rider (Form No. 20-2266); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000804/a30066a1exv99wx4yxdy.htm

(e)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000804/a30066a1exv99wx4yxey.htm

(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-13-000804 filed on February 5, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313000804/a30066a1exv99wx4yxfy.htm

(g)

DCA Plus Fixed Option Rider (Form No. 20-2219); included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311063393/a59353n4exv99w4xly.htm

(h)

Guaranteed Withdrawal Benefit XII Rider-Single Life (Form No. 20-2256); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxhy.htm

(i)

Guaranteed Withdrawal Benefit XII Rider-Joint Life (Form No. 20-2257); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxiy.htm

(j)

Guaranteed Withdrawal Benefit X Rider-Single Life (Form No. 20-2258); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313002348/a30005bexv99wx4yxeey.htm

(k)

Guaranteed Withdrawal Benefit X Rider-Joint Life (Form No. 20-2259); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313002348/a30005bexv99wx4yxeey.htm

(l)

Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxly.htm

(m)

Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxmy.htm

(n)

Stepped-Up Death Benefit Rider (Form No. 20-23500); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000101706202001851/dex994g.txt

(o)

Guaranteed Withdrawal Benefit XV Rider - Single Life (Form No. 20-2501); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-16-551790 filed on April 22, 2016, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312516551790/d11717dex994o.htm

(p)

Guaranteed Withdrawal Benefit XV Rider - Joint Life (Form No. 20-2502); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-16-551790 filed on April 22, 2016, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312516551790/d11717dex994p.htm

(q)

Guaranteed Withdrawal Benefit XXI Rider – Single Life; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918025555/a18-8150_1ex99d4dq.htm

(r)

Guaranteed Withdrawal Benefit XXI Rider – Joint Life; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918025555/a18-8150_1ex99d4dr.htm

(s)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (5 Year Option)) (Form No. 20-2354); included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-19-035853 filed on June 17, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919035853/a19-11228_1ex99d4s.htm

(t)

Guaranteed Minimum Accumulation Benefit Rider (Protected Investment Benefit (10 Year Option)) (Form No. 20-2355); included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-19-035853 filed on June 17, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919035853/a19-11228_1ex99d4t.htm

(u)

Guaranteed Withdrawal Benefit XXIII Rider-Single Life (Enhanced Income Select 2) (Form No. 20-1021); included in Registrant’s Form N-4, File No. 333-236928, Accession No. 0001104659-20-029803 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920029803/a20-11373_1ex99d4h.htm

(v)

Guaranteed Withdrawal Benefit XXIII Rider-Joint Life (Enhanced Income Select 2) (Form No. 20-1022); included in Registrant’s Form N-4, File No. 333-236928, Accession No. 0001104659-20-029803 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920029803/a20-11373_1ex99d4i.htm

(w)

Guaranteed Withdrawal Benefit XXII Rider-Single Life (Future Income Generator) (Form No. 20-1427); included in Registrant’s Form N-4, File No. 333-236928, Accession No. 0001104659-20-029803 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920029803/a20-11373_1ex99d4j.htm

(x)

Guaranteed Withdrawal Benefit XXII Rider-Joint Life (Future Income Generator) (Form No. 20-1428); included in Registrant’s Form N-4, File No. 333-236928, Accession No. 0001104659-20-029803 filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920029803/a20-11373_1ex99d4k.htm

(y)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 5-Year, 10%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(z)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year, 10%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(aa)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 7-Year, 15%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(bb)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 10%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(cc)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 15%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(dd)

Guaranteed Minimum Accumulation Benefit Rider (Investment Guard 10-Year, 20%); included in Registration Statement on Form N-4, File No. 333-261004, Accession No. 0001104659-22-110896, filed on October 24, 2022, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465922110896/0001104659-22-110896-index.htm

(5)	Applications

(a)

Variable Annuity Application (Form No. 25-23200); included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0001017062-02-001851, filed on October 31, 2002 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000101706202001851/dex995a.txt

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Articles of Incorporation of PM Group Life; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xay.htm

(b)

Amended and Restated Articles of Incorporation of PL&A; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xby.htm

(c)

By-laws of Pacific Life & Annuity Company; included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xcy.htm

(7)	Reinsurance Contracts

Inapplicable

(8)	Participation Agreements

(a)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w8xby.htm

(b)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; included in Registration Statement on Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(c)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxey.htm

(d)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement and the First and Second Amendments to the Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxfy.htm

(1)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xfyx1y.htm

(2)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998d4.htm

(3)

Fifth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(4)

Sixth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659‐19‐022579 filed on April 19, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465919022579/a19-6029_1ex99d8dd6.htm

(e)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxgy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xgyx1y.htm

(2)

Addendum to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xgyx2y.htm

(3)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998e3.htm

(4)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998e4.htm

(f)

Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxhy.htm

(g)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement and First Amendment to the Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxiy.htm

(1)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(2)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i3.htm

(3)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998g4.htm

(h)

Form of Franklin Templeton Services, LLC Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxjy.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xjyx1y.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j2.htm

(3)

Third Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998h4.htm

(5)

Fifth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8g5.htm

(i)

Form of AIM Variable Insurance Funds Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xky.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xkyx1y.htm

(j)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xly.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dj1.htm

(k)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xmy.htm

(l)

Form of GE Investments Funds, Inc. Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xny.htm

(1)

Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xnyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n3.htm

(m)

Form of GE Investment Distributors, Inc. Fund Marketing and Investor Service Agreement (Amended and Restated); included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xoy.htm

(n)

Form of Van Kampen Life Investment Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xpy.htm

(o)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xqy.htm

(p)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xry.htm

(q)

Form of GE Investments Funds, Inc. Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xsy.htm

(1)

First Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xsyx1y.htm

(2)

Second Amendment to Investor Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998s2.htm

(r)

Form of PIMCO Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xty.htm

(1)

First Amendment to Participation Agreement (Novation and Amendment); included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xtyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xtyx2y.htm

(s)

Form of Allianz Global Investors Distributors LLC Selling Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xuy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8ds1.htm

(t)

Form of PIMCO LLC Services Agreement; included in Registrant’s Form N-4, File No. 333-160131, Accession No. 0000950123-10-037534, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037534/a54449exv99w8xvy.htm

(1)

First Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998v1.htm

(2)

Second Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998t2.htm

(3)

Third Amendment to Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-025555, filed on April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918025555/a18-8150_1ex99d8dt3.htm

(u)

Form of MFS Variable Insurance Trust Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xwy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-11-038243, filed on April 22, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311038243/a57715bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998u3.htm

(v)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xxy.htm

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998v2.htm

(3)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dv3.htm

(w)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyy.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx1y.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xyyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8w3.htm

(4)

Fourth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8o4.htm

(x)

Service Contract with Fidelity Distributors Corporation; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xzy.htm

(1)

Amendment to Service Contract; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xzyx1y.htm

(y)

Participation Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xaay.htm

(1)

First Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998y1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998aa2.htm

(z)

Administrative Services Agreement with First Trust Variable Insurance Trust; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xbby.htm

(1)

First Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998z1.htm

(2)

Second Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998ee2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998bb3.htm

(aa)

Support Agreement with First Trust Advisors L.P.; included in Registrant’s Form N-4, File No. 333-168027, Accession No. 0000950123-12-006440 filed on April 24, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006440/a59730bexv99w8xccy.htm

(1)

First Amendment to Support Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998aa1.htm

(2)

Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998cc2.htm

(bb)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006364/a59722bexv99w8xbby.htm

(cc)

Administrative Services Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-12-006364, filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006364/a59722bexv99w8xccy.htm

(dd)

Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(ee)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ee1.htm

(ff)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ff1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ff2.htm

(gg)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Services Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dgg1.htm

(hh)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(ii)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(jj)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(kk)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(ll)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ll.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ll1.htm

(mm)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073, filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998mm1.htm

(nn)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998nn.htm

(1)

First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998nn1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998nn2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998nn3.htm

(4)

Fourth Amendment to Fund Participation and Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8kk4.htm

(5)

Fifth Amendment to Fund Participation and Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8u5.htm

(oo)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-13-399546 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399546/d609127dex998oo.htm

(pp)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-14-148940, filed on April 18, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514148940/d655362dex998pp.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dpp1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dpp2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99dpp3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-21-054376 filed on April 23, 2021, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921054376/a21-3524_1ex99d8dpp4.htm

(qq)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998qq.htm

(rr)

Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000582/a09440a2exv99w8xdy.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998rr1.htm

(ss)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998ss2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998tt3.htm

(tt)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-185329, Accession No. 0001193125-15-135037 filed on April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515135037/d833347dex998tt.htm

(uu)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(vv)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 00000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dvv2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8vv3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8vv4.htm

(5)

Fifth Amendment to Participation Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8z5.htm

(ww)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 00000892569-07-000444, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

(4)

Fourth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8ww4.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-20-048098 filed on April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920048098/a20-10851_1ex99d8ww5.htm

(6)

Sixth Amendment to Service Agreement; Included in the Registrant’s Form N-4; File No. 333-240071 Accession No. 0001104659-20-112015 filed on October 5, 2020, and incorporated by reference herein. This exhibit can be found at https://www.sec.gov/Archives/edgar/data/1074486/000110465920112015/a20-32163_1ex99d8aa6.htm

(xx)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998rr1.htm

(yy)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xssy.htm

(zz)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998yy.htm

(aaa)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998vv.htm

(bbb)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998uu1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998bbb2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dbbb3.htm

(ccc)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001193125-15-346484 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346484/d45884dex998ccc.htm

(ddd)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dddd.htm

(eee)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8deee.htm

(fff)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dfff.htm

(ggg)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-17-024849 filed on April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917024849/a17-7685_1ex99d8dggg.htm

(hhh)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99dhhh.htm

(iii)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-185329, Accession No. 0001104659-18-075048 filed on December 28, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075048/a18-41643_1ex99diii.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx9y.htm

(12)	Other Opinions

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors [TO BE FILED]

(13)	Omitted Financial Statements

Inapplicable

(14)	Initial Capital Agreements

Inapplicable

(15)	Power of Attorney

Powers of Attorney

(16)	Form of Initial Summary Prospectus

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
Darryl D. Button	Director, Chairman, President, Chief Executive Officer and Chief Financial Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Jason Orlandi	Director, Executive Vice President and General Counsel
Joseph E. Celentano	Executive Vice President
Joshua D Scott	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary
Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 30. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Inapplicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

Additional Representations

The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 1st day of February, 2023.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE & ANNUITY COMPANY

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer and Chief Financial Officer

PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, Chief Executive Officer and Chief Financial Officer	February 1, 2023
Darryl D. Button*

		Director, Executive Vice President and Chief Operating Officer	February 1, 2023
Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	February 1, 2023
Jason Orlandi*

		Assistant Vice President and Secretary	February 1, 2023
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	February 1, 2023
Joshua D Scott*

		Executive Vice President	February 1, 2023
Dawn M. Behnke*

		Vice President and Treasurer	February 1, 2023
Craig W. Leslie*

*By:	/s/ THOMAS C. BILELLO		February 1, 2023
Thomas C. Bilello
as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement as Exhibit 15).